UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22027

                             FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                     Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                     Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear Shareholder,

Risk and Return

The Broad Allocation Strategy Fund Class I shares (the “Fund”) returned -1.73%, net of fees, during the six months ended October, 31, 2013. The Fund’s blended benchmark consisting of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Index returned 5.78% during the same period.

Review

Global investors faced an unfriendly environment during May and June as the majority of global markets posted flat or negative returns during the period, a difficult proposition for a globally focused strategy such as Broad Allocation. The generally weak returns can be attributed to the underlying challenges facing many of the world’s economies and the range of policy responses implemented to combat them. Europe, for example, is primarily utilizing fiscal policy via spending cuts to combat the structural debt problems of Greece, Ireland, Portugal, Italy and Spain. While seemingly straightforward, the policy has largely resulted in declining economic growth and two recessions over the last five years. China, meanwhile, is attempting to slow its rapidly expanding credit markets while “reoptimizing” its economy to rely less on fixed investment and exports and more on internal consumer demand. Although Chinese GDP growth remains quite strong at more than 7%, the steps needed to reorient the country’s economy have resulted in a decrease in the rate of economic growth. Many other emerging market economies have also seen reductions in economic growth as developed markets (their primary trading partners) have slowed consumption. Brazil, for instance, faces the double challenge of slowing growth and rising inflation, requiring more restrictive monetary policies (higher interest rates) to tame inflation at the cost of further reductions in economic growth.

At the same time, the Bank of Japan, US Federal Reserve and Bank of England are each fighting low economic growth, high unemployment and deflationary fears through monetary policy – primarily by flooding their respective economies with cheap money (“quantitative easing” or “QE”). QE’s cheap financing has provided underlying economic support and spurred significant price appreciation in these countries’ equity markets. However, in May of 2013 the US Federal Reserve announced its intentions to begin reducing, or “tapering”, its asset purchases – effectively removing the proverbial punch bowl of liquidity. Global markets responded to this news poorly, further exacerbating the global decline.

Performance for the strategy reached its nadir in late June, followed by a rally of more than 6% into the period ending October 31, 2013. Much of the gain was realized in September and October when the US Federal Reserve surprisingly announced it would delay its planned “tapering”, due to weaker than expected economic conditions. Global investors reacted positively and pushed virtually every global asset class higher, comfortable that current levels of monetary support would remain in place, at least for the time being.

Outlook & Positioning

Our investment insight comes from a combination of our quantitative allocation models – a set of tools designed to evaluate global market conditions and guide us in our allocation decisions – and our qualitative evaluation of the global macroeconomic and geopolitical environment. Recent events, most notably Washington’s high stakes game of chicken played with the US debt ceiling, have underscored the need for a disciplined approach to investing. Our ability to blend an understanding of the environment (the low probability of the US defaulting on its financial obligations combined with the large and negative magnitude of the impact if they did) with a disciplined view of the market environment allowed us to remain confident in our positioning despite the severity and scale of rhetoric used by policy makers and the financial media.

It is with this same approach that we look ahead to the remainder of 2013 and early 2014. The portfolio is currently positioned at the high end of its range for risk assets - an allocation that is firmly supported by low market stress, a “bull” equity regime and long term return forecasts that favor stocks over bonds. Within risk assets our selection models are favoring equities over real estate, and US equities over non-US. Meanwhile, US equities are perched

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2013

(Unaudited)

near all-time highs, on-pace to return nearly 30% for the year, corporate earnings growth has slowed, market valuations are rising and the Federal Reserve continues to contemplate a reduction in quantitative easing – all potentially negative events for forward stock market returns.

Our investment response is to maintain our discipline: follow our models and understand the underpinnings of the market and economy. We believe global investment returns will largely relate to changes in the rate of growth in the global economy; even marginally higher GDP growth rates should produce the fuel necessary to continue to push risk assets higher and support commodity prices, while a continued reduction in growth could dampen future return prospects.

Until then, we will evaluate the markets through the lenses of our allocation and selection models with the goal of producing moderate returns with moderate risk. We continue to seek out uncorrelated sources of returns to generate gains and further diversify the portfolio, and stand ready to adjust portfolio allocations as circumstances – and our models – warrant.

Portfolio Review

Equity was one of two asset classes (cash being the other) to produce a positive return for the six months ending October 31, 2013. US equities led way, up 6.34%, as the US stock market enjoyed a good-old-fashioned bull market. Despite difficulties earlier in the year, developed international markets experienced significant strength in the latter part of the period to produce reasonable gains of 4.65%. Emerging equities struggled to get in gear for much of the year and posted a modest loss of -2.73%. Overall, equities contributed 172 bps to returns for the period.

Commodity markets were the primary detractor to portfolio returns, falling by -5.34% and reducing returns by 116 bps. Precious metals (-9.54%) and agricultural commodities (-9.25%) fell nearly equal amounts, though metals negative contribution was a bit higher. Energy was the lone bright spot in the commodity sector as timely trading allowed the portfolio to realize a positive contribution of 5 bps despite a -2.14% decline in energy holdings for the period.

The specter of Fed tapering pushed interest rates in the US higher by nearly 150 bps during the period, negatively impacting bond prices and returns on high yielding asset classes, such as real estate. Overall, portfolio holdings in fixed income fell -3.70% while global real estate declined by -7.95%. Combined, the two interest rate sensitive asset classes detracted 177 bps from total returns.

During the period we repositioned the portfolio modestly, reducing allocations to real estate in favor of equities, cutting exposure to precious metals and energy and – later in the period – increasing our allocations to agricultural commodities. We also adjusted our exposure to interest rates by reducing portfolio duration and favoring investments with term maturities versus exposure to segments of the yield curve, which we believe will be helpful in a rising interest rate environment.

Boston Advisors, LLC

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2013 and reflects the views of the investment adviser at the time of this writing. Of course, these views may changes and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future holdings of the Fund are subject to investment risk.

2

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	Six Months†	1 Year	Since Inception
Institutional Class Shares*	-1.73%	0.57%	1.55%
60% S&P 500® Index/ 40% Barclays Capital U.S. Aggregate Bond Index	5.78%	15.17%	10.35%**
S&P 500® Index	11.15%	27.18%	14.47%**
Barclays Capital U.S. Aggregate Bond Index	-1.97%	-1.08%	3.88%**

†	Not Annualized.

*	Institutional Class Shares commenced operations on January 31, 2011.

**	Benchmark performance is from inception date of the Fund’s class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 526-8968.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 2.30% and 1.42% for Institutional Class Shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Boston Advisors, LLC (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund in order to limit the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) to 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the “Board”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns above.

The Fund intends to evaluate its performance as compared to that of the unmanaged blended index of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S. traded investment grade bonds. It is impossible to directly invest in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund may invest in broad range of asset-classes, including some that entail special risks, such as: small-cap stocks; real estate securities; high-yield debt; commodity-related securities; foreign and emerging-market securities; and currencies. Each of these asset-classes may be adversely affected by particular factors, including — but not limited to — illiquidity, volatility, default, interest

3

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2013

(Unaudited)

rate changes, currency exchange-rate fluctuations, and local economic conditions. The Adviser seeks to reduce risk through a flexible approach to asset allocation, but there can be no guarantee that the Adviser’s strategy will be achieved.

The Adviser may use short sales and derivatives (futures, options, swaps) to enhance return or hedge against market downturns, but these techniques involve their own special risks and could cause a loss to the Fund. A short sale is subject to potential unlimited loss since the price of a security theoretically could increase without limit. Derivatives are subject to potential illiquidity and counter-party default.

The Fund invests mainly in the shares of exchange-traded funds, hence Fund shareholders will bear the indirect expenses of these underlying funds. The Adviser may at times invest more than 25% of the Fund’s assets in one underlying fund or asset-class; consequently the Fund could suffer a loss by being overly-concentrated in an underperforming underlying fund or asset-class. Fund performance also could be adversely affected by transaction costs from high portfolio turnover since the Adviser may engage in active trading.

4

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if any), and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period ended October 31, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Boston Advisors Broad Allocation Strategy Fund
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$982.70	$4.95
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2013 of 0.99% for the Institutional Class Shares of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual total returns for the six month period ended October 31, 2013 of -1.73% for the Institutional Class Shares of the Fund. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would be higher. The range of weighted expense ratios of the underlying funds held by the Fund, as stated in their current prospectus were 0.00% to 0.05%.

6

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
EXCHANGE TRADED FUNDS:
Equity	55.6%	$17,084,701
Fixed Income	23.1	7,097,550
Commodity	17.2	5,290,112
Currency	2.8	871,313
Other Assets in Excess of Liabilities	1.3	412,709

NET ASSETS	100.0%	$30,756,385

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 98.7%
Commodity — 17.2%
ETRACS CMCI Long Platinum Total Return ETN*	27,496	$447,635
iPath Dow Jones-UBS Agriculture Subindex Total Return ETN*	22,443	1,077,758
PowerShares DB Agriculture Fund*	75,203	1,883,835
PowerShares DB Energy Fund*	20,408	574,689
PowerShares DB Gold Fund*	16,576	738,958
PowerShares DB Precious Metals Fund*	13,016	567,237

		5,290,112

Currency — 2.8%
PowerShares DB G10 Currency Harvest Fund*	33,798	871,313

Equity — 55.6%
iShares MSCI EAFE Minimum Volatility Index Fund	14,141	877,590
iShares MSCI Germany ETF	29,138	855,200
iShares MSCI Netherlands ETF	33,584	840,272
iShares MSCI United Kingdom ETF	41,083	836,039
iShares MSCI USA Minimum Volatility Index Fund	46,547	1,620,301
iShares Russell Mid-Cap ETF	8,945	1,287,812

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
Powershares S&P Emerging Markets Low Volatility Portfolio	86,344	$2,468,576
Powershares S&P International Developed Low Volatility Portfolio	24,478	774,484
SPDR S&P 500 ETF Trust	11,302	1,986,100
SPDR S&P Regional Banking ETF	33,263	1,242,373
Vanguard Global ex-U.S. Real Estate ETF	8,677	501,964
Vanguard MSCI EAFE ETF	35,620	1,455,077
Vanguard MSCI Emerging Markets ETF	44,190	1,850,235
Vanguard REIT ETF	7,070	488,678

		17,084,701

Fixed Income — 23.1%
Guggenheim BulletShares 2018 Corporate Bond ETF	43,891	923,906
iShares 2017 AMT-Free Muni Term ETF	16,686	921,232
iShares Barclays 1-3 Year Credit Bond Fund	8,838	931,879
iShares Barclays 7-10 Year Treasury Bond Fund	14,837	1,524,502
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	11,779	616,136
PowerShares Build America Bond Portfolio	21,693	603,065
PowerShares International Corporate Bond Portfolio	20,568	608,196

The accompanying notes are an integral part of the financial statements.

8

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Fixed Income — (Continued)
SPDR Barclays Capital Short Term High Yield Bond ETF	31,388	$968,634

		7,097,550

TOTAL EXCHANGE TRADED FUNDS (Cost $28,996,785)		30,343,676

TOTAL INVESTMENTS - 98.7% (Cost $28,996,785)		30,343,676
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		412,709

NET ASSETS - 100.0%		$30,756,385

*	Non-income producing.

AMT	Alternative Minimum Tax
CMCI	Constant Maturity Commodity Index
DB	Deutsche Bank
EAFE	`Europe, Australia, and Far East
ETN	Exchange Traded Notes
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
RICI	Rogers International Commodity Index
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
VIX	Volatility Index

The accompanying notes are an integral part of the financial statements.

9

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $28,996,785)	$30,343,676
Cash	471,405
Dividends and interest receivable	1,095
Receivable from Investment Adviser	10,539
Prepaid expenses and other assets	17,616

Total assets	30,844,331

Liabilities
Payable for transfer agent fees	23,651
Payable for printing fees	18,056
Payable for administration and accounting fees	14,026
Payable for audit fees	11,468
Payable for legal fees	8,573
Payable for custodian fees	7,063
Accrued expenses	5,109

Total liabilities	87,946

Net Assets	$30,756,385

Net Assets Consisted of:
Capital stock, $0.01 par value	$30,097
Paid-in capital	29,488,925
Accumulated net investment income	181,126
Accumulated net realized loss from investments	(290,654)
Net unrealized appreciation on investments	1,346,891

Net Assets	$30,756,385

Institutional Class:
Net asset value, offering and redemption price per share ($30,756,385 / 3,009,681)	$10.22

The accompanying notes are an integral part of the financial statements.

10

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Dividends	$309,237
Interest	183

Total investment income	309,420

Expenses
Advisory fees (Note 2)	129,264
Transfer agent fees (Note 2)	46,221
Administration and accounting fees (Note 2)	38,011
Registration and filing fees	18,710
Legal fees	18,402
Printing and shareholder reporting fees	13,070
Audit fees	12,215
Custodian fees (Note 2)	8,718
Trustees’ and officers’ fees (Note 2)	7,185
Distribution fees (Class A) (Note 2)	27
Other expenses	5,901

Total expenses before waivers and reimbursements	297,724

Less: waivers and reimbursements (Note 2)	(137,733)

Net expenses after waivers and reimbursements	159,991

Net investment income	149,429

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(436,409)
Net change in unrealized depreciation on investments	(365,982)

Net realized and unrealized loss on investments	(802,391)

Net decrease in net assets resulting from operations	$(652,962)

The accompanying notes are an integral part of the financial statements.

11

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$149,429	$289,615
Net realized gain/(loss) from investments	(436,409)	388,794
Net change in unrealized appreciation/(depreciation) from investments	(365,982)	642,604

Net increase/(decrease) in net assets resulting from operations	(652,962)	1,321,013

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(225)
Institutional Class	—	(325,554)
Net realized capital gains:
Class A	—	(173)
Institutional Class	—	(112,302)

Net decrease in net assets from dividends and distributions to shareholders	—	(438,254)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(2,565,977)	3,422,292

Total increase/(decrease) in net assets	(3,218,939)	4,305,051

Net assets
Beginning of period	33,975,324	29,670,273

End of period	$30,756,385	$33,975,324

Accumulated net investment income, end of period	$181,126	$31,697

The accompanying notes are an integral part of the financial statements.

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BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period January 31, 2011* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$ 10.40		$ 10.13	$ 10.50	$ 10.00

Net investment income(1)	0.05		0.09	0.13	0.01
Net realized and unrealized gain/(loss) on investments	(0.23)		0.32	(0.43)	0.49

Net increase/(decrease) in net assets resulting from operations	(0.18)		0.41	(0.30)	0.50

Dividends and distributions to shareholders from:
Net investment income	—		(0.10)	(0.07)	—
Net realized capital gains	—		(0.04)	—	—

Net decrease in net assets resulting from dividends and distributions to shareholders	—		(0.14)	(0.07)	—

Net asset value, end of period	$ 10.22		$ 10.40	$ 10.13	$ 10.50

Total investment return(2)	(1.73)%		4.06%	(2.86)%	5.00%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$30,756		$33,924	$29,548	$ 578
Ratio of expenses to average net assets(3)	0.99	%(4)	0.99%	0.99%	0.99	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(3)(5)	1.84	%(4)	1.87%	3.29%	115.64	%(4)
Ratio of net investment income to average net assets(3) .	0.93	%(4)	0.91%	1.31%	0.26	%(4)
Portfolio turnover rate	53.64	%(6)	75.23%	56.15%	22.69	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

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BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Boston Advisors Broad Allocation Strategy Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on January 31, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A and Institutional Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter paid a commission to the selling broker-dealer for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•    Level 1 — quoted prices in active markets for identical securities;

14

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Investments in Securities*	$30,343,676	$30,343,676	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the

15

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

16

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Boston Advisors, LLC (“Boston Advisors” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. For the six months ended October 31, 2013, the amount of fees accrued and waived was $129,264, and the fees reimbursed by the Adviser were $8,469. At October 31, 2013, the amount of the potential recovery was as follows:

	Expiration
April 30, 2014	April 30, 2015	April 30, 2016	April 30, 2017
$37,733	$328,461	$279,641	$137,733

BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

17

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $2,834. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$16,186,814	$17,535,953

18

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2013 and the fiscal year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2013		For the Year Ended
	(Unaudited)		April 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares
Sales	—	$—	39	$399
Reinvestments	—	—	39	399
Redemptions	(4,912)	(49,905)	(7,235)	(73,880)

Net decrease	(4,912)	$(49,905)	(7,157)	$(73,082)

Institutional Class
Sales	16,796	$170,207	476,436	$4,829,032
Reinvestments	—	—	42,888	436,599
Redemption Fees†	—	381	—	394
Redemptions	(269,397)	(2,686,660)	(173,744)	(1,770,651)

Net increase/(decrease)	(252,601)	$(2,516,072)	345,580	$3,495,374

Total Net Increase/(Decrease)	(257,513)	$(2,565,977)	338,423	$3,422,292

†

There is a 2.00% redemption fee that may be charged on shares redeemed within 60 days of purchase. The redemption fees are retained by the Fund and are allocated to all classes in the Fund based on relative net assets.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

19

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

For the fiscal year ended April 30, 2013, the tax character of distributions paid by the Fund was $438,254 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

			Unrealized	Qualified
Capital Loss	Undistributed	Undistributed	Appreciation/	Late-Year
Carryforward	Ordinary Income	Long-Term Gain	(Depreciation)	Losses
$—	$182,318	$252,341	$1,479,150	$(23,484)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$28,996,785

Gross unrealized appreciation	$1,937,424
Gross unrealized depreciation	(590,533)

Net unrealized appreciation	$1,346,891

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2013, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 526-8968 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

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Investment Adviser

Boston Advisors, LLC

One Liberty Square, 10th Floor

Boston, MA 02109

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

BOSTON ADVISORS

BROAD ALLOCATION

STRATEGY FUND

of

FundVantage Trust

Class A Shares

Institutional Class Shares

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Boston Advisors Broad Allocation Strategy Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Boston Advisors Broad Allocation Strategy Fund.

CUTWATER INVESTMENT GRADE BOND FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Cutwater Investment Grade Bond Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Cutwater Investment Grade Bond Fund.

CUTWATER INVESTMENT GRADE BOND FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	Six Months†	1 Year	Since Inception*
Institutional Class	-2.71%	-0.18%	4.12%
Barclays Aggregate Bond Index	-1.97%	1.08%	3.58%**

†	Not Annualized.

*	The Cutwater Investment Grade Bond Fund (the “Fund”) commenced operations on December 2, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 678-6242.

The Fund’s total annual gross and net operating expense ratio for Institutional Class shares of the Fund, as stated in the current prospectus dated September 1, 2013, is 0.94% and 0.85%, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). Such Expense Limitation will continue until Cutwater notifies the Fund of a change in its voluntary Expense Limitation or its discontinuation. This Expense Limitation may be discontinued at any time at the discretion of Cutwater. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays Aggregate Bond Index. Barclays Aggregate Bond Index is an unmanaged intermediate-term index and should not be considered indicative of any Cutwater Investment Grade Bond Fund investment. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

2

CUTWATER INVESTMENT GRADE BOND FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from May 1, 2013 through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Cutwater Investment Grade Bond Fund
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$972.90	$4.23
Hypothetical (5% return before expenses)	1,000.00	1,020.92	4.33

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2013 of 0.85% for the Institutional Shares of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six month total returns for the Fund of -2.71%.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes	50.7%	$18,949,958
U.S. Treasury Obligations	10.9	4,067,458
Asset Backed Securities	9.6	3,567,134
Residential Mortgage-Backed Securities	9.3	3,471,207
Commercial Mortgage-Backed Securities	8.4	3,142,132
Municipal Bonds	3.7	1,370,665
Preferred Stock	1.4	515,125
Registered Investment Company	0.4	151,746
Other Assets in Excess of Liabilities	5.6	2,104,373

NET ASSETS	100.0%	$37,339,798

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 50.7%
Automotive — 1.3%
Chrysler Group LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/B	$300	$339,375
Hertz Corp., Sr. Unsec. Notes, 6.90%, 08/15/14	B3/NR	130	132,674

			472,049

Chemicals — 0.6%
Chemtura Corp., Co. Gty., 5.75%, 07/15/21 (b)	B1/BB-	40	40,500
Mexichem SAB de CV, Sr. Unsec. Notes, 4.875%, 09/19/22 144A	Ba1/BBB-	200	198,000

			238,500

Consumer Products — 0.7%
Wells Enterprises, Inc., Sr. Sec. Notes, 6.75%, 02/01/20 144A(b)	B2/B+	254	260,985

Diversified Financial Services — 18.4%
Akbank TAS, Sr. Unsec. Notes, 5.00%, 10/24/22 144A.	Baa2/NR	278	262,849
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BBB-	195	208,162
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa2/A-	210	240,107
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	320	371,233
BB&T Corp., Sr. Unsec. Notes, 1.114%, 06/15/18 (b)(c)	A2/A-	405	407,935
BBVA US Senior SAU, Bank Gtd., 4.664%, 10/09/15	Baa3/BBB-	325	342,192
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A2/A	267	312,255
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa3/BBB-	226	253,812
Citigroup, Inc., Sr. Unsec. Notes, 3.375%, 03/01/23	Baa2/A-	208	201,532
Entertainment Properties Trust, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa2/BB+	358	371,580
General Electric Capital Corp., Jr. Sub. Notes, 5.25%, 06/15/23 (c)(d)	Baa1/AA-	400	382,000
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	260	289,550
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/A-	91	91,523
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 12/29/49 144A(b)(c)(d)	Baa2/BBB+	325	464,750
Intesa Sanpaolo SpA, Unsec. Notes, 3.875%, 01/16/18	Baa2/BBB	315	321,401
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/29/49 (b)(c)(d)	Ba1/BBB	387	426,668
Morgan Stanley, 5.50%, 07/24/20	Baa1/A-	425	479,732
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	180,330
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A	Baa1/BBB	211	226,324
Turkiye Garanti Bankasi AS, Sr. Unsec. Notes, 5.25%, 09/13/22 144A	Baa2/NR	439	416,611
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 03/29/49 (c)(d)	Baa3/BBB+	650	607,750

			6,858,296

Energy — 5.3%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	327,000
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17 144A(b)	Ba2/BB+	104	114,400
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43 144A(b)(c)	Baa3/BB	325	303,875
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21 (b)	Ba2/BB	130	135,200
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	146	183,756
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19 144A	Baa3/BBB	100	127,250
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22 144A	Baa2/BBB+	325	332,296
Transocean, Inc., Co. Gty., 6.50%, 11/15/20	Baa3/BBB-	163	184,937

The accompanying notes are an integral part of the financial statements.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Whiting Petroleum Corp., Co. Gty., 6.50%, 10/01/18 (b)	Ba3/BB-	$260	$276,900

			1,985,614

Healthcare — 1.5%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	325	343,688
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	Ba3/BB	215	235,694

			579,382

Industrial — 2.0%
Alliant Techsystems, Inc., Co. Gty., 6.875%, 09/15/20 (b)	Ba1/B+	208	222,040
ArcelorMittal, Sr. Unsec. Notes, 6.75%, 02/25/22	Ba1/BB+	325	353,438
Boart Longyear Management Pty Ltd., Co. Gty., 7.00%, 04/01/21 144A(b)	B3/B	250	185,625

			761,103

Insurance — 4.9%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/57 (b)(c)	Baa1/BBB	325	342,095
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	170,015
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (b)(c)	Baa2/BBB	325	400,562
Liberty Mutual Group, Inc., 7.00%, 03/07/67 144A(b)(c)	Baa3/BB	208	216,320
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42 (b)(c)	Baa2/BBB+	423	429,345
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	244	258,640

			1,816,977

Media — 1.6%
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.875%, 12/01/18 144A(b)	B1/B+	385	410,988
Time Warner Entertainment Co. LP, Co. Gty., 8.375%, 03/15/23	Baa2/BBB	146	171,423

			582,411

Mining — 3.7%
FMG Resources August 2006 Property, Ltd., Co. Gty., 6.875%, 04/01/22 144A(b)	B1/B-	325	345,312
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21 144A	Baa3/BBB-	491	420,688
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa2/BBB	296	260,400
Xstrata Finance Canada Ltd., Co. Gty., 4.95%, 11/15/21 144A	Baa2/BBB	361	368,830

			1,395,230

Paper — 0.6%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 (b)	Baa3/BBB-	228	223,396

Pipe Lines Ex Natural Gas — 1.6%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB	211	233,155
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	175	185,716
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19	Baa2/BBB	130	167,464

			586,335

Telecommunications — 4.8%
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba2/BB-	325	371,312
Metropcs Wireless, Inc., Co. Gty., 6.625%, 04/01/23 144A(b)	Ba3/BB	227	237,499
NII Capital Corp., Co. Gty., 7.625%, 04/01/21 (b)	Caa2/CCC	215	124,700
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	195	192,539

The accompanying notes are an integral part of the financial statements.

6

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34	Ba1/BBB-	$215	$189,077
Telefonica Emisiones SAU, Co. Gty., 3.992%, 02/16/16	Baa2/BBB	254	266,286
Verizon Communications, Inc., Sr. Unsec. Notes, 2.002%, 09/14/18 (c)	Baa1/BBB+	195	205,879
Verizon Communications, Inc., Sr. Unsec. Notes, 6.55%, 09/15/43	Baa1/BBB+	110	127,623
Windstream Corp., Co. Gty., 7.75%, 10/01/21 144A(b)	B1/B	75	80,062

			1,794,977

Utilities — 3.7%
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	188,447
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23 144A(c)(d)	A3/BBB+	208	204,464
Israel Electric Corp., Ltd., Sr. Sec. Notes, 5.625%, 06/21/18 144A	Baa3/BB+	250	263,125
PPL Capital Funding, Inc., Co. Gty., 3.50%, 12/01/22 (b)	Baa3/BBB-	241	230,249
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	172,137
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa3/BBB-	325	336,281

			1,394,703

TOTAL CORPORATE BONDS AND NOTES (Cost $18,775,376)			18,949,958

ASSET BACKED SECURITIES — 9.6%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18	Aaa/A+	202	205,341
Atrium CDO Corp., Series 7A, Class B, 3.263%, 11/16/22 144A(c)	NR/AA	425	425,202
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.346%, 10/18/21 144A(c)	Aa1/AA	500	489,690
LCM Ltd. Partnership, 2.392%, 01/19/23 144A(c)	NR/AA	650	651,171
North End CLO, Ltd., Series 2013-1A, Class B, 1.879%, 07/17/25 144A(c)	NR/AA	1,000	967,273
SBI Home Equity Loan Trust, Series 2006-1A, Class 2A, 0.32%, 04/25/35 144A(c)	A2/AA-	336	324,652
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	113	121,897
TAL Advantage V, LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A	NR/A	394	381,908

TOTAL ASSET BACKED SECURITIES (Cost $3,542,115)			3,567,134

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.4%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.582%, 09/11/41(c)	NR/A	553	606,390
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class D, 3.033%, 05/15/30 144A(c)	Baa3/NR	330	330,820
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22 144A	A1/AA+	553	572,413
Irvin Core Office Trust, Series 2013-IRV, Class C, 3.173%, 05/15/48 144A(c)	NR/A	135	120,395
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135%, 07/12/37 144A	Aa3/A-	80	79,896
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM, 5.593%, 05/12/45	A3/A	203	224,404
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Ba2/NR	423	415,642
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSI, Class C, 4.293%, 10/15/30 144A(c)	NR/A	540	483,059

The accompanying notes are an integral part of the financial statements.

7

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Spirit Master Funding, LLC, Series 2006-1A, Class A, 5.76%, 03/20/24 144A	Baa2/BB+	$313	$309,113

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,166,564)			3,142,132

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.3%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	119	130,398
FNMA Pool # AU1264, 3.00%, 07/01/43	Aaa/AA+	672	664,022
FNMA Pool #AL0054, 4.50%, 02/01/41	Aaa/AA+	98	104,750
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	184	205,580
FNMA Pool #AP6607, 3.00%, 09/01/27	Aaa/AA+	218	227,054
FNMA Pool #AP7453, 4.00%, 10/01/42	Aaa/AA+	419	441,196
FNMA Pool #AU3763, 3.50%, 08/01/43.	Aaa/AA+	708	726,375
GNMA Pool # 4679, 5.00%, 04/20/40	Aaa/AA+	390	429,055
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AA+	145	159,359
GNMA Pool # 729349, 4.00%, 07/15/41	Aaa/AA+	238	254,551
GNMA Pool # AD6019, 3.50%, 04/20/43	Aaa/AA+	30	30,888
GNMA Pool # MA0391, 3.00%, 09/20/42.	Aaa/AA+	98	97,979

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $3,419,536)			3,471,207

MUNICIPAL BONDS — 3.7%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	225	237,850
New York City Water & Sewer System, 5.00%, 06/15/45(b)	Aa2/AA+	405	419,892
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	130	141,458
University of California, 5.00%, 05/15/39(b)	Aa1/AA	375	396,540
Virginia Resources Authority, 5.00%, 11/01/42(b)	Aaa/AAA	165	174,925

TOTAL MUNICIPAL BONDS (Cost $1,289,228)			1,370,665

U.S. TREASURY OBLIGATIONS — 10.9%
United States Treasury Note, 0.625%, 08/31/17	Aaa/AA+	560	553,700
United States Treasury Note, 0.875%, 01/31/18	Aaa/AA+	169	167,561
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	1,004	965,095
United States Treasury Note, 1.25%, 10/31/18	Aaa/AA+	480	478,500
United States Treasury Note, 1.25%, 10/31/19	Aaa/AA+	975	953,367
United States Treasury Note, 1.375%, 01/31/20	Aaa/AA+	163	159,473
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	390	366,356
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	425	423,406

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,162,765)			4,067,458

PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB 144A	NR/A-	5,200	$515,125

TOTAL PREFERRED STOCK (Cost $542,100)			515,125

The accompanying notes are an integral part of the financial statements.

8

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
REGISTERED INVESTMENT COMPANY — 0.4%
BlackRock Liquidity Funds TempCash Portfolio	NR/NR	151,746	$151,746

TOTAL REGISTERED INVESTMENT COMPANY (Cost $151,746)			151,746

TOTAL INVESTMENTS - 94.4%
(Cost $35,049,430)			35,235,425
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%			2,104,373

NET ASSETS - 100.0%			$37,339,798

(a)	Ratings for debt securities are unaudited. All ratings are as of October 31, 2013 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of October 31, 2013.
(d)	Security is perpetual. Date shown is next call date.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At October 31, 2013, these securities amounted to $11,930,718 or 32.0% of net assets.

Legend
CDO	Collateralized Debt Obligations	Ltd.	Limited
Co. Gty.	Company Guaranty	NR	Not Rated
FHLMC	Federal Home Loan Mortgage Corp.	PLC	Public Limited Company
FNMA	Federal National Mortgage Association	RB	Revenue Bond
GNMA	Government National Mortgage Association	REIT	Real Estate Investment Trust
GO	General Obligations	Sec.	Secured
Gtd.	Guaranteed	Sr.	Senior
Jr.	Junior	Sub.	Subordinated
LLC	Limited Liability Company	TBA	To Be Announced
LP	Limited Partnership	Unsec.	Unsecured

The accompanying notes are an integral part of the financial statements.

9

CUTWATER INVESTMENT GRADE BOND FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $35,049,430)	$35,235,425
Receivable for investments sold	2,346,239
Dividends and interest receivable	324,190
Prepaid expenses and other assets	4,988

Total assets	37,910,842

Liabilities
Payable for investments purchased	479,822
Payable for transfer agent fees	13,577
Payable for administration and accounting fees	11,666
Payable for custodian fees	5,067
Payable to Investment Adviser	4,432
Accrued expenses.	56,480

Total liabilities	571,044

Net Assets	$37,339,798

Net Assets Consisted of:
Capital stock, $0.01 par value	$37,281
Paid-in capital.	36,976,347
Accumulated net investment loss	(15,533)
Accumulated net realized gain from investments and foreign currency transactions	155,708
Net unrealized appreciation on investments	185,995

Net Assets	$37,339,798

Institutional Class:
Net asset value, offering and redemption price per share ($37,339,798 / 3,728,105)	$10.02

The accompanying notes are an integral part of the financial statements.

10

CUTWATER INVESTMENT GRADE BOND FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Interest	$790,033
Dividends	17,562

Total investment income	807,595

Expenses
Advisory fees (Note 2)	100,990
Administration and accounting fees (Note 2)	46,126
Transfer agent fees (Note 2)	26,555
Legal fees	24,652
Audit fees	12,278
Custodian fees (Note 2)	10,926
Trustees’ and officers’ fees (Note 2)	8,865
Printing and shareholder reporting fees	8,063
Registration and filing fees	3,380
Other expenses	6,574

Total expenses before waivers and reimbursements	248,409

Less: waivers and reimbursements (Note 2)	(76,726)

Net expenses after waivers and reimbursements	171,683

Net investment income	635,912

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(298,509)
Net change in unrealized appreciation/depreciation on investments	(1,586,700)

Net realized and unrealized loss on investments	(1,885,209)

Net decrease in net assets resulting from operations	$(1,249,297)

The accompanying notes are an integral part of the financial statements.

11

CUTWATER INVESTMENT GRADE BOND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase(decrease) in net assets from operations:
Net investment income	$ 635,912	$2,019,386
Net realized gain/(loss) from investments	(298,509)	2,779,702
Net change in unrealized appreciation/depreciation on investments	(1,586,700)	84,030

Net increase/(decrease) in net assets resulting from operations	(1,249,297)	4,883,118

Less Dividends and Distributions to Shareholders:
Net investment income:
Institutional Class	(655,632)	(2,201,709)

Net realized capital gains:
Institutional Class	—	(1,617,027)

Net decrease in net assets from dividends and distributions to shareholders	(655,632)	(3,818,736)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(8,094,369)	(26,235,919)

Total decrease in net assets	(9,999,298)	(25,171,537)

Net assets
Beginning of period	47,339,096	72,510,633

End of period	$37,339,798	$47,339,096

Accumulated net investment income/(loss), end of period	$ (15,533)	$4,187

The accompanying notes are an integral part of the financial statements.

12

CUTWATER INVESTMENT GRADE BOND FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013		For the Year Ended April 30, 2012	For the Period December 2, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$ 10.47		$ 10.31		$ 10.01	$ 10.00

Net investment income(1)	0.16		0.29		0.32	0.11
Net realized and unrealized gain/(loss) on investments	(0.45)		0.43		0.33	0.01

Net increase/(decrease) in net assets resulting from operations	(0.29)		0.72		0.65	0.12

Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.32)		(0.35)	(0.11)
Net realized gains	—		(0.24)		—	—

Total dividends and distributions to shareholders	(0.16)		(0.56)		(0.35)	(0.11)

Net asset value, end of period.	$ 10.02		$ 10.47		$ 10.31	$ 10.01

Total investment return(2)	(2.71)%		7.17%		6.59%	1.22%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$37,340		$47,339		$72,511	$67,962
Ratio of expenses to average net assets	0.85	%(3)	0.85%		0.85%	0.83	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.23	%(3)	0.93%		1.05%	0.90	%(3)
Ratio of net investment income to average net assets	3.15	%(3)	2.83%		3.19%	2.61	%(3)
Portfolio turnover rate	58.64	%(5)	154.23	%(6)	95.43%	106.84	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

The accompanying notes are an integral part of the financial statements.

13

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Cutwater Investment Grade Bond Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on December 2, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Institutional Class. As of October 31, 2013, Class A and Class C Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

14

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$18,949,958	$—	$18,949,958	$—
Asset Backed Securities	3,567,134	—	3,567,134	—
Commercial Mortgage-Backed Securities	3,142,132	—	3,142,132	—
Residential Mortgage-Backed Securities	3,471,207	—	3,471,207	—
Municipal Bonds	1,370,665	—	1,370,665	—
U.S. Treasury Obligations	4,067,458	—	4,067,458	—
Preferred Stock.	515,125	515,125	—	—
Registered Investment Company	151,746	151,746	—	—

Total Investments	$35,235,425	$666,871	$34,568,554	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

15

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Securities Traded on a To-Be-Announced Basis — The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

16

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

2. Transactions with Affiliates and Related Parties

Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). Such Expense Limitation will continue until Cutwater notifies the Fund of a change in its voluntary Expense Limitation or its discontinuation. This Expense Limitation may be discontinued at any time at the discretion of Cutwater.

As of October 31, 2013, investment advisory fees payable to the Adviser were $4,432. For the six months ended October 31, 2013, the Adviser waived fees of $76,726.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $3,307. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

17

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$5,131,004	$4,925,371
U.S. Government Securities	17,937,101	22,729,218

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2013		For the Year Ended
	(Unaudited)		April 30, 2013
	Shares	Amount	Shares	Amount
Institutional Class:
Reinvestments	65,634	$655,632	367,158	$3,818,717
Redemptions	(858,518)	(8,750,001)	(2,879,950)	(30,054,636)

Net increase / (decrease)	(792,884)	$(8,094,369)	(2,512,792)	$(26,235,919)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the fiscal year ended April 30, 2013, the tax character of distributions paid by the Fund was $2,928,880 of ordinary income dividends and $889,856 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

18

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

			Unrealized
Capital Loss	Undistributed	Undistributed	Appreciation/
Carryforward	Ordinary Income	Long-Term Gain	(Depreciation)
$ —	$98,206	$360,198	$1,772,695

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$35,049,430

Gross unrealized appreciation	928,944
Gross unrealized depreciation	(742,949)

Net unrealized appreciation	$185,995

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2013, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

CUTWATER INVESTMENT GRADE BOND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 678-6242 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 24, 2013, the Board of Trustees ( “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Cutwater Investor Services Corp. (the “Adviser” or “Cutwater”) and the Trust on behalf of the Cutwater Investment Grade Bond Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements. The Adviser also provided its most recent Form ADV and its compliance policies and procedures, including proxy voting policies and procedures, for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Cutwater attended the meeting both in person and telephonically and discussed Cutwater’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for the Fund, as compared to the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index, and the Lipper Intermediate Investment-Grade Debt Fund category, the Fund’s applicable Lipper peer group, for the one year, two year, since inception and year to date periods ended July 31, 2013. The Trustees noted that the Fund’s Institutional Class shares, currently the Fund’s only operational share class, outperformed the median of the Lipper Intermediate Investment-Grade Debt Fund category for the year to date and one year periods ended July 31, 2013 and underperformed

20

CUTWATER INVESTMENT GRADE BOND FUND

Other Information

(Unaudited)

for the two year and since inception periods. The Board noted that the Fund’s Institutional Class shares outperformed the Fund’s benchmark for the one year, two year and year to date periods ended July 31, 2013 and underperformed for the since inception period. The Trustees also received performance information for the Fund’s comparable separately managed account composite (“Composite”), the Barclays Capital U.S. Aggregate Index and the median returns of Evestment Alliance’s Core Plus universe, an applicable peer group as determined by the Adviser, for the one year, three year and since inception periods ended June 30, 2013. The Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. Trustees considered the fees that the Adviser charges to each comparable account and/or investment company managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Fund and such accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the gross and net advisory fee and gross and net total expense ratio of the Fund’s Institutional Class shares were all higher than the median of the gross and net advisory fee and gross and net total expense ratio of funds with a similar share class in the Lipper Intermediate Investment-Grade Debt Fund category with $100 million or less in assets. Although the Fund’s gross and net advisory fee and total expense ratio were higher than the median of the Fund’s Lipper peer group, the Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the audited financial statements of Cutwater’s parent company, Cutwater Holdings, LLC, as of December 31, 2012. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees noted that the fees charged by the Adviser were reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

21

CUTWATER INVESTMENT GRADE BOND FUND

Other Information (Concluded)

(Unaudited)

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement.

22

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Cutwater Asset Management

113 King Street

Armonk, NY 10504

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear Fund Shareholder,

The MSCI Emerging Markets Index gained 1.18% over the trailing six-months ending October 31, 2013, lagging the gains experienced by developed equity markets. Macroeconomic trends continued to play a dominant role in equity market performance during the six month period, as has predominantly been the case since the onset of the European Financial crisis. Except for a brief respite in July, emerging market equities declined meaningfully for the first four months of the period from May through August. Economic growth was a main concern as China’s activity appeared to be on a decelerating trend, Europe remained mired in a no-growth period and the U.S muddled along with growth below potential. The U.S. Federal Reserve added to investor uncertainty in May when it announced the possible timing for the withdrawal of its monetary stimulus.

The market direction shifted quickly in September as economic growth in Europe began to show signs of sustained improvement, Chinese indicators came in better than expected, positive sentiment continued in Japan and U.S. growth moved slightly higher. September also brought a very surprising decision by the Federal Reserve to postpone the “tapering” of its monetary stimulus. Investor enthusiasm increased and global equity markets responded with a strong rally.

Within emerging markets, country and regional performance varied significantly. Eastern Europe benefitted from the improved outlook for developed Europe, with countries such as Poland (+19%) and the Czech Republic (+16%) experiencing strong returns. Asia was aided by the improved outlook in China as well as the optimism on Japanese growth fueled by that government’s large monetary stimulus program. South Korea’s performance (+11%) stood out on the upside as investors became less pessimistic that a weaker Japanese Yen would negatively impact Korea’s exporting capabilities and overall economic growth.

The DuPont Capital Emerging Market Fund returned 1.63% for the six months ending October 31, 2013, outperforming the index by 0.45% (net of fees). The majority of the outperformance came from security selection within both sectors and countries. From September 2012 through the first few months of 2013, we began to find increasingly attractive investment opportunities among the more economically sensitive areas of emerging markets. We increased the Fund’s exposure to more economically sensitive companies as the valuation differentials between stable earning and economically sensitive areas continued to widen. Recently, these valuation differentials have narrowed as investors became more comfortable with the global growth outlook, positively impacting performance of the Fund relative to the benchmark.

From a sector perspective, one of the primary drivers of positive relative performance came from an under allocation to financials in countries vulnerable to tighter monetary conditions, such as Brazil, India and Turkey, and an over allocation to well capitalized banks in Eastern Europe and Korea. Additionally, the Fund benefited from stock selection in industrials, telecommunications and an under allocation to

1

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

consumer staples. Partially offsetting these favorable impacts were an under allocation to the technology sector, which outperformed, and unfavorable stock selection in energy, technology and utilities.

From a country perspective, the Fund was positively impacted by stock selection in India, Mexico, Poland and South Korea. Over allocations to Korea and Poland, and an under allocation to Turkey also added to relative performance. These positive impacts were partially offset by unfavorable stock selection in China, Brazil, South Africa and Taiwan, and an over allocation to Indonesia, which under performed.

Investment Environment and Outlook

Since mid-2012, a combination of weak global growth, the European financial crisis and slower growth in China have caused investors to rotate aggressively out of economically sensitive areas of emerging markets and into areas with the “promise” of safety and stability. This rotation has caused a large valuation disparity to open up between these two areas of the market. Our research shows that the relative valuation of cyclical sectors is below the observations that occurred during the global financial crisis and similar to the valuation disparity that occurred during the Asian financial crisis in the late 1990s.

The past few months have shown a slight narrowing of this valuation disparity due to improved global growth prospects; however, significant differences remain. We believe this valuation disparity is too wide and will narrow over time as emerging economies continue to grow. We are positioning the Fund to take advantage of these market distortions by holding shares in companies that are trading at attractive valuations relative to their long term profitability and sustainable growth rates.

Overall, growth prospects for emerging markets remain strong, government debt levels are reasonable, and falling inflation in many countries allows for central bank flexibility. In our view, emerging markets appear attractively valued at approximately 10.6x forward earnings, 1.6x book value and long term growth expectations of approximately 7.5%.

As always, our focus remains on valuing companies based on their long term profitability. This approach is overlaid with our risk assessment both at the individual company level and country level. Each investment is judged based on this risk-return tradeoff.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

2

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2013

(Unaudited)

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2013 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	Six Months†	1 Year	Since Inception*
Class I Shares	1.63%	4.25%	-1.61%
MSCI Emerging Markets
Net Dividend Index	1.18%	6.53%	-0.36%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Fund (the “Fund”) commenced operations on December 6, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

The Fund’s total operating expense ratio, as stated in the current prospectus dated September 1, 2013, is 1.35% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for Class I Shares to 1.60%. This agreement will terminate on August 31, 2014, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI Emerging Markets Net Dividend Index. The MSCI Emerging Markets Net Dividend Index is a float-adjusted market capitalization index consisting of 21 emerging economies. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency evaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear Fund Shareholder,

This commentary covers the period from the inception of the DuPont Capital Emerging Markets Debt Fund (DCDEX) on September 27, 2013 through October 31, 2013.

Financial markets expressed relief in mid-September when the Federal Reserve announced they will not begin to taper its bond purchases as expected, citing a weaker than expected economic environment. Most equity and bond markets responded well and the rally continued into October. In October, the JP Morgan Emerging Markets Bond Index (“EMBI”) Global Index increased by 2.47% with the spread of the index narrowing by 17 basis points over Treasuries to +314. Several of the higher yielding countries outperformed with Argentina up over 10% and with Bolivia, Ukraine and Honduras also performing very well. All countries in the index had positive returns, but the laggards were Bulgaria, Jamaica and Lithuania. Local currency returns were universally positive in the index and the countries with stronger returns included Indonesia and Nigeria.

The Fund’s performance was in-line with the JP Morgan EMBI Global Diversified Index since its inception on September 27, 2013. Much of the month of October was spent prudently investing capital after the Fund was launched at the end of September. The Fund’s overweight to Argentina and Ukraine added to relative performance as both of these higher yielding countries outperformed the overall emerging debt market as investors searched for yield with the continued stimulus program from the Federal Reserve. The higher cash level in the Fund detracted from returns for the period.

The main overweight allocations in the Fund include Argentina, Mexico, Ukraine and Russia. In local currency bonds, the largest positions are in Mexico and Brazil. The Fund holds more cash than would be typical and will be invested over time as opportunities are identified. Despite the higher cash, the Fund has a yield advantage when compared to the benchmark.

Investment Environment and Outlook

The Federal Reserve’s decision to delay the reduction of monetary stimulus provided markets with a boost in September and October. This offset a portion of the declines that emerging market debt experienced earlier in 2013 due to the rapid increase in U.S. treasury yields and the widening of sovereign credit spreads. Yields for emerging market debt have increased significantly from about 4.4% at the beginning of the year to approximately 5.6% in U.S. dollar sovereigns and over 6.5% for local currency bonds. With this rise in yield, valuations are more reasonable and our outlook for returns is more optimistic. We believe credit quality for the asset class is still on an upward trend in the longer-term and we expect investors to continue to allocate additional capital to emerging market debt to increase both diversification and overall returns. In general, growth prospects for emerging markets remain strong, government debt levels are reasonable and falling inflation in many countries should allow for central bank flexibility.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2013

(Unaudited)

DuPont Capital Management’s focus remains on valuing emerging market countries based on their long-term credit fundamentals. This approach is overlaid with a risk assessment both at the country and currency level. Each investment is judged based on this risk-return tradeoff.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed during the period ended October 31, 2013 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Total Returns for the Period Ended October 31, 2013†
Since Inception*
Class I Shares	2.27%
JPMorgan Emerging Markets Bond Index Global	2.47%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Debt Fund (the “Fund”) commenced operations on September 27, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2013, is 1.10% and 0.89% respectively of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for Class I Shares to 0.89%. This agreement will terminate on August 31, 2014, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared that of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global), currently covers 27 emerging market countries. Included in the EMBI Global are U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency evaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

7

DUPONT CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from May 1, 2013, through October 31, 2013 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

DUPONT CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	DuPont Capital Emerging Markets Fund
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Class I Shares
Actual	$ 1,000.00	$ 1,016.30	$ 6.61
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.61

	DuPont Capital Emerging Markets Debt Fund
	Beginning Account Value September 27, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period**
Class I Shares
Actual	$ 1,000.00	$ 1,022.70	$ 0.79
Hypothetical (5% return before expenses)	1,000.00	1,020.72	4.53

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2013 of 1.30% for Class I Shares of the DuPont Capital Emerging Markets Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The DuPont Capital Emerging Markets Fund’s ending account value on the first line in the table is based on the actual total return for the six month period ended October 31, 2013 for the Fund of 1.63%.

**

Expenses are equal to an annualized expense ratio for the period September 27, 2013 to October 31, 2013 of 0.89% for Class I Shares of the DuPont Capital Emerging Markets Debt Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (32), then divided by 365 to reflect the period. The DuPont Capital Emerging Markets Debt Fund’s ending account value on the first line in the table is based on the actual total return since inception for the Fund of 2.27%. Hypothetical expenses are as if the Class I Shares had been in existence from May 1, 2013, and are equal to the Class I Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

9

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECTOR CATEGORIES:
Commercial Banks	20.2%	$94,433,769
Metals & Mining	13.1	61,213,848
Oil, Gas & Consumable Fuels	10.5	49,050,395
Wireless Telecommunication Services	10.0	46,743,822
Machinery	7.5	34,970,108
Automobiles	6.5	30,404,011
Semiconductors & Semiconductor Equipment	3.2	15,101,856
Materials	3.1	14,387,052
Auto Components	2.7	12,529,121
Financials	2.4	11,344,309
Computers & Peripherals	2.0	9,428,715
Exchange Traded Funds	1.9	8,798,943
Hotels, Restaurants & Leisure	1.5	7,059,023
Multiline Retail	1.4	6,345,200
Consumer Discretionary	1.3	5,965,190
Industrials	1.2	5,783,593
Diversified Telecommunication Services	1.2	5,571,036
Aerospace & Defense	1.2	5,530,770
Electric Utilities	1.0	4,679,376
Consumer, Cyclical	0.9	4,200,997
Marine.	0.7	3,473,091
Industrial Conglomerates	0.7	3,097,702
Trading Companies & Distributors	0.6	2,932,782
Water Utilities	0.6	2,915,928
Construction Materials	0.4	2,039,249
Household Durables	0.4	2,022,458
IT Services	0.4	2,002,219
Chemicals	0.4	1,873,408
Pharmaceuticals	0.4	1,873,296
Airlines	0.4	1,842,183
Electronic Equipment, Instruments & Components	0.3	1,488,098
Other Assets in Excess of Liabilities	1.7	8,002,289

NET ASSETS	100.0%	$467,103,837

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.2%
Brazil — 2.5%
Autometal SA	43,978	$345,511
BR Properties SA	448,600	3,804,750
Embraer SA	757,800	5,530,770
Even Construtora e Incorporadora SA	542,600	2,022,458

		11,703,489

Chile — 0.6%
Aguas Andinas SA, Class A	4,322,127	2,915,928

China — 15.2%
Anhui Conch Cement Co. Ltd.	958,500	3,344,945
China Construction Bank Corp.	7,961,000	6,193,875
China Merchants Holdings International Co. Ltd.	890,000	3,155,042
China Mobile, Ltd.	1,794,168	18,644,366
China Shenhua Energy Co., Ltd., Class H	2,890,500	8,792,542
Dongfeng Motor Group Co., Ltd., Class H	7,308,000	10,332,206
Pacific Basin Shipping, Ltd.	4,853,344	3,473,091
PetroChina Co., Ltd., Class H	7,091,181	8,075,305
Sinotruk Hong Kong, Ltd.	4,220,000	2,209,818
Weichai Power Co., Ltd., Class H	1,451,000	5,807,794
Yanzhou Coal Mining Co., Ltd., Class H	802,000	829,859

		70,858,843

Columbia — 2.3%
Bancolombia SA	588,756	8,120,343

	Number of Shares	Value
COMMON STOCKS — (Continued)
Columbia — (Continued)
Bancolombia SA, SP ADR	42,549	$2,388,275

		10,508,618

Czech Republic — 3.3%
Komercni Banka AS	62,492	15,479,773

India — 2.0%
Bharat Heavy Electricals, Ltd.	1,146,689	2,628,551
Infosys Ltd., SP ADR	37,735	2,002,219
Reliance Industries, Ltd., SP GDR(a)	159,226	4,739,855

		9,370,625

Indonesia — 5.0%
AKR Corporindo Tbk PT	6,824,000	2,932,782
Bank Rakyat Indonesia Persero Tbk PT	5,906,000	4,144,992
Indo Tambangraya Megah Tbk PT	2,357,000	6,249,649
United Tractors Tbk PT	5,033,500	7,812,373
Vale Indonesia Tbk PT	10,407,500	2,279,241

		23,419,037

Malaysia — 2.1%
Genting Bhd	2,126,196	7,059,023
Malayan Banking Bhd	919,808	2,851,055

		9,910,078

Mexico — 6.5%
America Movil SAB de CV, Series L	16,782,128	17,969,022
Ternium SA, SP ADR	471,117	12,286,731

		30,255,753

Panama — 0.4%
Copa Holdings SA, Class A	12,319	1,842,183

The accompanying notes are an integral part of the financial statements.

11

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Peru — 0.6%
Cia de Minas Buenaventura SA, ADR	200,418	$2,906,061

Poland — 5.8%
Bank Handlowy w Warszawie SA	146,488	5,630,186
Bank Pekao SA	203,341	12,731,604
Grupa Lotos SA*	256,215	3,125,430
Telekomunikacja Polska SA	1,719,513	5,571,036

		27,058,256

Russia — 6.4%
Gazprom OAO, SP ADR	629,265	5,871,042
Novolipetsk Steel OJSC, GDR	759,777	13,012,093
Phosagro OAO, GDR	185,937	1,873,408
Sberbank of Russia, SP ADR	718,101	9,170,150

		29,926,693

South Africa — 7.2%
AngloGold Ashanti Ltd., SP ADR	251,387	3,795,944
Barclays Africa Group, Ltd.	488,149	7,539,559
Impala Platinum Holdings, Ltd.	420,993	5,113,666
MTN Group, Ltd.	509,652	10,130,434
PPC Ltd.	644,772	2,039,249
Reunert, Ltd.	441,093	3,097,702
Sappi Ltd.*	594,706	1,751,165

		33,467,719

South Korea — 23.6%
Hyundai Department Store Co. Ltd.	37,462	5,965,190
Hyundai Heavy Industries Co., Ltd.	67,125	16,029,265

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Hyundai Mobis	43,192	$12,183,610
Hyundai Motor Co.	84,249	20,071,805
Kangwon Land, Inc.	152,870	4,200,997
LG Chem Ltd.	32,937	9,290,942
POSCO, ADR	155,507	11,579,051
Samsung Electronics Co., Ltd.	1,743	2,403,700
Samsung Heavy Industries Co., Ltd.	84,840	3,110,858
Shinhan Financial Group Co., Ltd.	437,405	19,072,451
Shinsegae Co., Ltd.	25,204	6,345,200

		110,253,069

Taiwan — 5.1%
Advanced Semiconductor Engineering, Inc.	3,008,000	2,961,822
Chipbond Technology Corp.	1,641,000	3,316,072
Compal Electronics, Inc.	12,050,208	9,428,715
Novatek Microelectronics Corp.	1,620,692	6,420,262
TPK Holding Co. Ltd.	212,000	1,488,098

		23,614,969

Thailand — 3.7%
Kasikornbank PCL NVDR	999,770	6,124,255
Thai Oil PCL	5,615,400	11,366,713

		17,490,968

Turkey — 0.5%
Turkiye Halk Bankasi AS	314,465	2,526,810

United Kingdom — 0.4%
Hikma Pharmaceuticals PLC	97,374	1,873,296

TOTAL COMMON STOCKS (Cost $413,982,685)		435,382,168

The accompanying notes are an integral part of the financial statements.

12

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 3.2%
Brazil — 3.2%
Cia Paranaense de Energia, Class B	335,555	$4,679,376
Vale SA	698,600	10,241,061

		14,920,437

TOTAL PREFERRED STOCKS (Cost $16,745,327)		14,920,437

EXCHANGE TRADED FUNDS — 1.9%
iShares MSCI Emerging Market Index Fund	207,229	8,798,943

TOTAL EXCHANGE TRADED FUNDS (Cost $8,635,713)		8,798,943

TOTAL INVESTMENTS - 98.3% (Cost $439,363,725)		459,101,548
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		8,002,289

NET ASSETS - 100.0%		$467,103,837

*	Non-income producing.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2013, this security amounted to $4,739,855 or 1.0% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

13

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Corporate Bonds and Notes	34.8%	$2,536,538
Foreign Government Bonds and Notes	47.2	3,432,947
Other Assets in Excess of Liabilities	18.0	1,311,605

NET ASSETS	100.0%	$7,281,090

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

14

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Par* Value	Value
CORPORATE BONDS AND NOTES — 34.8%
Austria — 0.2%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$18,999

Cayman Islands — 1.4%
Renhe Commercial Holdings Co. Ltd. 13.00%, 03/10/2016	150,000	100,500

Chile — 2.7%
Corp Nacional del Cobre de Chile 5.63%, 10/18/2043(b)	200,000	199,958

Indonesia — 3.7%
Perusahaan Penerbit SBSN Indonesia 6.13%, 03/15/2019(b)	250,000	270,000

Israel — 2.9%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	214,300

Mexico — 3.2%
Petroleos Mexicanos 3.50%, 01/30/2023	250,000	231,875

Netherlands — 2.3%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	167,250

Russia — 6.6%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	250,000	308,750
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	150,000	169,890

		478,640

	Par* Value		Value
CORPORATE BONDS AND NOTES — (Continued)
South Africa — 3.5%
Eskom Holdings SOC Ltd. 5.75%, 01/26/2021		$250,000	$252,500

Turkey — 2.9%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)		200,000	209,700

Ukraine — 2.9%
UKreximbank Via Biz Finance PLC 8.75%, 01/22/2018		250,000	209,375

Virgin Islands — 2.5%
Sinopec Capital 2013 Ltd. 3.13%, 04/24/2023		200,000	183,441

TOTAL CORPORATE BONDS AND NOTES (Cost $2,495,666)			2,536,538

FOREIGN GOVERNMENT BONDS & NOTES — 47.2%
Argentina — 8.7%
Argentine Republic Government International Bond 7.82%, 12/31/2033	EUR	492,000	634,102

Brazil — 8.5%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 09/26/2023(b)		200,000	207,500
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL	1,000,000	413,765

			621,265

The accompanying notes are an integral part of the financial statements.

15

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par* Value		Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Columbia — 3.2%
Colombia Government International Bond 10.38%, 01/28/2033		$150,000	$231,000

Cyprus — 1.8%
Cyprus Government International Bond 4.63%, 02/03/2020	EUR	125,000	131,108

Egypt — 1.2%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	84,000

Mexico — 6.0%
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	198,479
Mexico Government International Bond 4.75%, 03/08/2044		250,000	234,375

			432,854

Morocco — 2.6%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	188,000

Panama — 2.8%
Panama Government International Bond 4.30%, 04/29/2053		250,000	204,000

Philippines — 3.5%
Philippine Government International Bond 7.50%, 09/25/2024		200,000	256,000

	Par* Value	Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Turkey — 2.4%
Turkey Government International Bond 7.38%, 02/05/2025	$150,000	$175,500

Ukraine — 2.7%
Ukraine Government International Bond 7.50%, 04/17/2023	225,000	197,618

Venezuela — 3.8%
Venezuela Government International Bond 11.75%, 10/21/2026	300,000	277,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $3,350,431)		3,432,947

TOTAL INVESTMENTS - 82.0% (Cost $5,846,097)		$5,969,485
OTHER ASSETS IN EXCESS OF LIABILITIES - 18.0%		1,311,605

NET ASSETS - 100.0%		$7,281,090

The accompanying notes are an integral part of the financial statements.

16

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

*	Par amount denominated in USD unless otherwise noted.
(a)	Investment with a total aggregate value of $18,999 or 0.2% of net assets was in default as of October 31, 2013.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2013, these securities amounted to $1,456,708 or 20.0% of net assets. These securities have been determined by the Adviser to be a liquid security.

Forward foreign currency contracts outstanding as of October 31, 2013 were as follows:

Currency Purchased	Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
USD 443,420	BRL	1,000,000	12/03/13	BRC	$ (2,969)
USD 595,417	EUR	440,000	12/10/13	SSB	(1,995)

Total					$ (4,964)

BRC	Barclays
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
SSB	State Street Bank

The accompanying notes are an integral part of the financial statements.

17

DUPONT CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2013

(Unaudited)

	DuPont Capital	DuPont Capital
	Emerging Markets	Emerging Markets
	Fund	Debt Fund
Assets
Investments, at value (Cost $439,363,725 and $5,846,097, respectively)	$459,101,548	$5,969,485
Cash	7,710,247	2,196,230
Foreign Currency (Cost $2 and $40,956, respectively)	2	40,909
Receivable for investments sold	1,412,813	—
Receivable for capital shares sold	653,129	—
Dividends and interest receivable	469,552	93,365
Receivable from Investment Adviser	—	16,029
Prepaid expenses and other assets	82,230	14,850

Total assets	469,429,521	8,330,868

Liabilities
Payable for investments purchased	1,397,448	1,031,052
Payable to Investment Adviser	419,465	—
Payable for foreign taxes	217,611	—
Payable for custodian fees	161,403	1,138
Payable for administration and accounting fees	54,458	2,277
Payable for capital shares redeemed	44,331	—
Payable for transfer agent fees	7,893	546
Forward Foreign Currency Contracts Depreciation	—	4,964
Accrued expenses	23,075	9,801

Total liabilities	2,325,684	1,049,778

Net Assets	$467,103,837	$7,281,090

Net Assets Consisted of:
Capital stock, $0.01 par value	$497,869	$7,137
Paid-in capital	469,002,248	7,129,899
Accumulated net investment income	4,196,008	22,145
Accumulated net realized gain/(loss) loss from investments and foreign currency transactions	(26,310,452)	3,441
Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	19,718,164	118,468

Net Assets	$467,103,837	$7,281,090

Class I:
Net asset value, offering and redemption price per share ($467,103,837 / 49,786,940) and ($7,281,090 / 713,666)	$9.38	$10.20

The accompanying notes are an integral part of the financial statements.

18

DUPONT CAPITAL FUNDS

Statements of Operations

For the Six Months/Period Ended October 31, 2013

(Unaudited)

	DuPont Capital	DuPont Capital
	Emerging Markets	Emerging Markets
	Fund	Debt Fund*
Investment Income
Dividends	$7,931,660	$—
Less: foreign taxes withheld	(977,409)	—
Interest	1,268	46,583

Total investment income	6,955,519	46,583

Expenses
Advisory fees (Note 2)	2,410,799	3,784
Custodian fees (Note 2)	241,158	2,215
Administration and accounting fees	156,873	7,658
Transfer agent fees (Note 2)	35,447	2,613
Legal fees	27,942	4,137
Printing and shareholder reporting fees	27,481	2,341
Trustees’ and officers’ fees (Note 2)	25,955	2,946
Registration and filing fees	19,579	3,869
Audit fees	16,891	2,732
Other expenses	14,516	1,483

Total expenses	2,976,641	33,778

Less: waivers and reimbursements (Note 2)	—	(28,339)

Net expenses after waivers and reimbursements	—	5,439

Net investment income	3,978,878	41,144

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(12,999,600)	—
Net realized gain/(loss) from foreign currency transactions	(284,639)	3,441
Net change in unrealized appreciation/(depreciation) on investments	16,819,558	123,388
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(10,935)	44
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts**	—	(4,964)

Net realized and unrealized gain on investments	3,524,384	121,909

Net increase in net assets resulting from operations	$7,503,262	$163,053

*	The DuPont Capital Emerging Markets Debt Fund commenced operations on September 27, 2013.
**	Primary risk is foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

19

DUPONT CAPITAL EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$3,978,878	$3,981,893
Net realized loss from investments and foreign currency transactions	(13,284,239)	(2,587,434)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	16,808,623	(3,332,854)

Net increase/(decrease) in net assets resulting from operations	7,503,262	(1,938,395)

Less Dividends and Distributions to Shareholders:
Net investment income:
Class I	—	(2,984,121)

Total net investment income	—	(2,984,121)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(8,299,940)	202,499,426

Total increase/(decrease) in net assets	(796,678)	197,576,910

Net assets
Beginning of period	467,900,515	270,323,605

End of period	$467,103,837	$467,900,515

Accumulated net investment income, end of period	$4,196,008	$217,130

The accompanying notes are an integral part of the financial statements.

20

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Statement of Changes in Net Assets

For the Period
September 27, 2013*
to October 31, 2013
(Unaudited)
Increase/(decrease) in net assets from operations:
Net investment income	$41,144
Net realized gain from investments and foreign currency transactions	3,441
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and foreign currency translations	118,468

Net increase in net assets resulting from operations	163,053

Less Dividends and Distributions to Shareholders:
Net investment income:
Class I	(18,999)

Total net investment income	(18,999)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	7,137,036

Total increase in net assets	7,281,090

Net assets
Beginning of period	—

End of period	$7,281,090

Accumulated net investment income, end of period	$22,145

*	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

21

DUPONT CAPITAL EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the
	Six Months Ended		For the	For the		For the Period
	October 31, 2013 (Unaudited)		Year Ended April 30, 2013	Year Ended April 30, 2012		December 6, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.23		$9.26	$10.39		$10.00

Net investment income	0.08	(1)	0.11 (1)	0.12	(1)	0.01
Net realized and unrealized gain (loss) on investments	0.07		(0.05)	(1.19)		0.38

Net increase (decrease) in net assets resulting from operations	0.15		0.06	(1.07)		0.39

Dividends to shareholders from:
Net investment income	—		(0.09)	(0.06)		—

Net asset value, end of period	$9.38		$9.23	$9.26		$10.39

Total investment return(2)	1.63%		0.59%	(10.19)%		3.90%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$467,104		$467,901	$270,324		$96,162
Ratio of expenses to average net assets	1.30	%(3)	1.32%	1.41%		1.56	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements	1.30	%(3)	1.32%	1.41%		1.62	%(3)(4)
Ratio of net investment income to average net assets	1.73	%(3)	1.21%	1.30%		0.29	%(3)
Portfolio turnover rate	42.1	%(5)	118.5%	148.6	%(6)	60.0	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities received from processing two subscriptions-in-kind.

The accompanying notes are an integral part of the financial statements.

22

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Financial Highlights

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Period September 27, 2013*
	to October 31, 2013
	(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income	0.06	(1)
Net realized and unrealized gain on investments	0.17

Net increase in net assets resulting from operations	0.23

Dividends to shareholders from:
Net investment income	(0.03)

Net asset value, end of period	$10.20

Total investment return(2)	2.27%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$7,281
Ratio of expenses to average net assets	0.89	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements	5.53	%(3)(4)
Ratio of net investment income to average net assets	6.73	%(3)
Portfolio turnover rate	0.0	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

23

DUPONT CAPITAL FUNDS

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The DuPont Capital Emerging Markets Fund commenced operations on December 6, 2010 and the DuPont Capital Emerging Markets Debt Fund commenced operations on September 27, 2013 . The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class I Shares.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

24

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

25

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2013, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/13	Prices	Inputs	Inputs
Common Stocks
Brazil	$11,703,489	$11,703,489	$—	$—
Chile	2,915,928	2,915,928	—	—
China	70,858,843	—	70,858,843	—
Columbia	10,508,618	10,508,618	—	—
Czech Republic	15,479,773	—	15,479,773	—
India	9,370,625	6,742,074	2,628,551	—
Indonesia	23,419,037	—	23,419,037	—
Malaysia	9,910,078	—	9,910,078	—
Mexico	30,255,753	30,255,753	—	—
Panama	1,842,183	1,842,183	—	—
Peru	2,906,061	2,906,061	—	—
Poland	27,058,256	5,571,036	21,487,220	—
Russia	29,926,693	29,926,693	—	—
South Africa	33,467,719	10,684,060	22,783,659	—
South Korea	110,253,069	11,579,051	98,674,018	—
Taiwan	23,614,969	—	23,614,969	—
Thailand	17,490,968	—	17,490,968	—
Turkey	2,526,810	—	2,526,810	—
United Kingdom	1,873,296	—	1,873,296	—
Preferred Stocks	14,920,437	14,920,437	—	—
Exchange Traded Funds	8,798,943	8,798,943	—	—

Total Investments	$459,101,548	$148,354,326	$310,747,222	$—

26

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund
			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Corporate Bonds and Notes	$2,536,538	$—	$2,536,538	$—
Foreign Government Bonds & Notes	3,432,947	—	3,432,947	—

Total Assets	$5,969,485	$—	$5,969,485	$—

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(4,964)	$(4,964)	$—	$—

Total Liabilities	$(4,964)	$(4,964)	$—	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses,

27

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended October 31, 2013, there were no significant transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to

28

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

shareholders of the DuPont Capital Emerging Markets Funds. Dividends from net investment income are declared daily and paid monthly to shareholders of the DuPont Capital Emerging Markets Debt Fund. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against each Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies

29

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Affiliates and Related Parties

DuPont Capital Management Corporation (“DuPont Capital” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.05% of the DuPont Capital Emerging Markets Fund’s average daily net assets; and 0.60% of the DuPont Capital Emerging Markets Debt Fund’s average daily net assets. Each Fund pays its respective pro-rata portion of the advisory fee payable by each Fund. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Funds’ total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.60% and 0.89% (on an annual basis) of the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund’s average daily net assets (the “Expense Limitation”), respectively. The Expense Limitations will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for each Funds. No recoupment will occur unless each Funds expenses are below the Expense Limitation.

For the six-month period ended October 31, 2013, investment advisory fees were $2,410,799 and $3,784 for the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund,

30

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

respectively. For the six-month period ended October 31, 2013, the Adviser waived investment advisory fees of $3,784 and reimbursed fees of $16,030 for the DuPont Capital Emerging Markets Debt Fund.

As of October 31, 2013, the amounts of potential recoupment by the Adviser was as follows:

Expiration
04/30/2017
DuPont Capital Emerging Markets Debt Fund	$19,814

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of each Funds’ average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued administration and accounting fees totaling $7,658 and waived fees totaling $5,382 for DuPont Capital Emerging Markets Debt Fund.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued transfer agent fees totaling $2,613 and waived fees totaling $2,067 for the DuPont Capital Emerging Markets Debt Fund.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to each Fund. The Custodian is entitled to receive a monthly fee equal to an annualized percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2013, the Custodian accrued custodian fees totaling $2,215 and waived fees totaling $1,076 for the DuPont Capital Emerging Markets Debt Fund.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the period ended October 31, 2013 was $23,497. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Funds or the Trust.

31

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

3. Investment in Securities

For the period ended October 31, 2013, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
DuPont Capital Emerging Markets Fund	$189,291,232	$183,574,586
DuPont Capital Emerging Markets Debt Fund	5,839,962	—

4. Capital Share Transactions

For the period ended October 31, 2013 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	DuPont Capital Emerging Markets Fund
	For the Six Months Ended
	October 31, 2013		For the Year Ended
	(Unaudited)		April 30, 2013
	Shares	Amount	Shares	Amount
Class I Shares
Sales	7,103,730	$62,267,080	25,914,797	$242,573,985
Reinvestments	—	—	225,885	2,127,163
Redemption Fees*	—	16,540	—	9,703
Redemptions	(7,998,897)	(70,583,560)	(4,643,203)	(42,211,425)

Net increase/(decrease)	(895,167)	$(8,299,940)	21,497,479	$202,499,426

*

There is a 2.00% redemption fee that may be charged on the shares redeemed which have been held for 60 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

32

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund
	For the Period Ended
	October 31, 2013
	(Unaudited)*
	Shares	Amount
Class I Shares
Sales	711,805	$7,118,047
Reinvestments	1,862	18,999
Redemptions	(1)	(10)

Net increase	713,666	$7,137,036

*	The DuPont Capital Emerging Markets Debt Fund commenced operations on September 27, 2013.
**

There is a 2.00% redemption fee that may be charged on the shares redeemed which have been held for 60 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2013, the tax character of distributions paid by the DuPont Capital Emerging Markets Fund was $2,984,121 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

				Unrealized	Qualified
	Capital Loss	Undistributed	Undistributed	Appreciation/	Late-Year
	Carryforward	Ordinary Income	Long-Term Gain	(Depreciation)	Losses
DuPont Capital
Emerging Markets
Fund	$(3,546,964)	$—	$—	$(5,491,367)	$(1,078,341)

33

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
DuPont Capital Emerging Markets Fund	$439,363,725	$39,956,610	$(20,218,787)	$19,737,823
DuPont Capital Emerging Markets Debt Fund	5,846,097	154,133	(30,745)	123,388

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), each Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Dupont Capital Emerging Markets Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

As of April 30, 2013, the DuPont Capital Emerging Markets Fund had post-enactment capital loss carryforwards of $3,546,964, all of which are long-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

34

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-0014 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the advisory agreement between DuPont Capital Management Corporation (“DuPont” or the “Adviser”) and the Trust, on behalf of the DuPont Capital Emerging Markets Fund (“EM Fund”) and DuPont Capital Emerging Markets Debt Fund (“EM Debt Fund”) (each, a “Fund” and collectively, the “Funds”) (“Agreement”), respectively, at two separate in-person meetings held on June 19/20, 2013 (the “2013 Meeting”) and June 23/24, 2011 (the “ 2011 Meeting”) (each a “Meeting” and collectively, the “Meetings”). At the 2013 Meeting, the Board considered the continuation of the Agreement with respect to the EM Fund for an additional one-year period. At the 2011 Meeting, the Board considered the approval of the Agreement with respect to the EM Debt Fund for an initial two-year period.

At each Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed or to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding

35

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

which may have a material impact on the Adviser’s ability to service a Fund; (x) with respect to the EM Fund, compliance with the Fund’s investment objectives, policies and practices (including codes of ethics) and (xi) compliance with federal securities laws and other regulatory requirements. At each Meeting, the Adviser also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees noted the reports and discussions with portfolio managers at Board meetings throughout the year covering matters such as the relative performance of the EM Fund and compliance with the investment objectives, policies, strategies and limitations for the EM Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. At each meeting, the Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from DuPont attended each Meeting in person. The representatives from DuPont discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered the investment performance information for the Funds and the Adviser. With respect to the EM Debt Fund, at the 2011 Meeting, the Trustees reviewed performance information for a composite of separately managed accounts managed by the Adviser in a similar manner as the EM Debt Fund, including comparisons to the JP Morgan EMBI Global Diversified Index, for the one year, three year, five year, seven year and ten year periods through December 31, 2010.

At the 2013 Meeting, the Trustees reviewed relevant peer comparative rankings and historical performance charts which showed the performance for the Class I shares of the EM Fund as compared to its benchmark index and Lipper categories for year to date, one year, two year and since inception periods ended April 30, 2014. The Trustees noted that the Class I shares of the EM Fund had outperformed each of the MSCI Emerging Markets Index (Net) and the Lipper Emerging Markets Fund category for each of the periods ended April 30, 2013. The Adviser also provided the Trustees with performance for the EM Fund, net of fees, in comparison to its benchmark and the separate account composite, both gross and net of fees, of accounts managed by the Adviser in a substantially similar manner as the EM Fund for various periods ended April 30, 2013. The Trustees noted that they considered performance reports for the EM Fund provided at Board meetings throughout the year. They concluded that the performance of the EM Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the 2013 Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the services provided or proposed to be provided to the Funds and any other ancillary benefits resulting from the Adviser’s relationship with the Funds. For each Fund, the Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Funds versus other similarly

36

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

managed funds. The Trustees noted that the gross advisory fee and gross total expense ratio for Class I shares of the EM Fund were in line with, and lower than, respectively, the median of the gross advisory fee and gross total expense ratio of funds with similar share classes in the Lipper Emerging Markets Fund category with $500 million or less in assets. The Trustees also noted that the net advisory fee and net total expense ratio were higher than the median of the net advisory fee and net total expense ratio for funds in the same category.

The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies to those of the EM Fund. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the EM Fund as measured by the information provided by DuPont.

The Trustees then considered the level and depth of knowledge of DuPont, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by DuPont, the Board took into account its familiarity with DuPont’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account DuPont’s compliance policies and procedures and reports regarding DuPont’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided or to be provided to each Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds are likely to benefit from the receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Funds, as well as the Adviser’s profitability. The Trustees were provided with the most recent financial statements of DuPont’s parent company at the time of each Meeting. The Trustees considered any direct or indirect revenues which would be received by the Adviser. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that DuPont’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. Based on the information provided, the Trustees concluded that the DuPont’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Funds.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the

37

DUPONT CAPITAL FUNDS

Other Information

(Unaudited) (Concluded)

benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for each of the Funds for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement.

38

DUPONT CAPITAL FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 447-0014.

39

Investment Adviser

DuPont Capital Management Corporation

One Righter Parkway

Suite 3200

Wilmington, DE 19803

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUPONT CAPITAL

EMERGING MARKETS

FUND

DUPONT CAPITAL

EMERGING MARKETS

DEBT FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund.

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear Fellow Shareholder,

Thank you for reviewing our semi-annual report. In it, we discuss our perspective on the market, the EIC Value Fund’s (the “Fund”) performance, and recent activity in the Fund. A listing of the Fund’s investments and other financial information follow.

Perspective on the Market

We began 2013 with this statement in our investment commentary:

Despite the old adage of “Don’t fight the Fed!” the backdrop we are investing against is one in which international monetary authorities underwrite and promote risk-taking. We do not want to participate in this process ourselves, even if it means we do not keep up with market performance. This is the price of proper risk management, which has historically reduced our downside participation.

The degree to which this statement has played out this year is easily seen from the tables shown below and on the next page.

Performance Segmentation by Volatility
(Defensive to Dynamic, Russell Indices)

Indices by Capitalization Size Six Months Ending 10/31/13	Value- Defensive	Value	Growth	Growth- Dynamic
Russell Top 200®	6.3%	9.9%	12.5%	18.9%
Russell Midcap®	6.4%	11.3%	13.8%	14.4%
Russell 2000® Small-Cap	14.3%	13.9%	19.9%	19.2%
Calendar Year-To-Date Ending 10/31/13
Russell Top 200®	21.6%	24.6%	25.3%	23.5%
Russell Midcap®	24.9%	28.6%	28.7%	30.0%
Russell 2000® Small-Cap	27.0%	27.1%	34.9%	35.8%

Source: Russell Investments. The more stable half of each index is called Defensive while the less stable half is called Dynamic. Stability is measured at the company level in terms of volatility (price and earnings), leverage, and return on assets, and thus reflects sensitivity to economic and credit cycles and market volatility.

Russell’s large-value-defensive stocks rose 6.3% for the six-month period, while small-growth-dynamic stocks climbed 19.2%. Much of this gap can be attributed to the Federal Reserve’s easy-money policy. By aggressively buying bonds and suppressing interest rates, the Fed has encouraged investors to take risk. Year-to-date, large-value-defensive stocks have risen 21.6% versus 35.8% for small-growth-dynamic stocks. This segmentation in market leadership largely explains our own results this year, with the Fund Institutional Class shares up 7.3% for the six-month period, and 18.8% calendar year-to-date through October 31, 2013, reflecting the large-value-defensive nature of our holdings.

The Federal Reserve has created a market in which investors may be paying more (per dollar of earnings) for smaller companies with more volatile earnings than for larger and more stable firms, as shown on the next page:

1

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

Valuation (Price/Earnings Ratio) by Volatility
	Stable Half	Volatile Half
Russell Top 200®	18.0x	18.5x
Russell Midcap®	19.7x	19.9x
Russell 2000® Small Cap	18.8x	22.4x

Source: EIC, S&P Research Insight. All companies in each index were sorted by stability of historical return on equity. Price is as of 10/31/2013. Earnings are trailing four quarter operating EPS. In determining the median P/E, companies with losses were excluded due to resulting negative P/E ratio being non-meaningful.

This market behavior may be logical if the Federal Reserve succeeds in creating a more normal environment with sustainable economic growth, since the earnings of such companies have been more depressed by the economic crisis, and would benefit most from the Federal Reserve’s success. However, the behavior may also reflect the flow of liquidity into riskier assets as governmental actions reduce downside fears, encourage a sense of momentum, and thus underwrite and promote risk taking.

The Federal Reserve’s odds of success in engineering recovery and growth are clearly a matter of importance to investors (and speculators). Although we have no crystal ball, our view has been that the needed deleveraging from the 2007 high would be a long process. While there has been some progress, debt-to-GDP still well exceeds the previous high reached in the 1920s. The Federal Reserve’s actions may have been necessary to buy time. However, to the extent recovery depends on further stretching of balance sheets through increased credit, the Fed’s actions should be viewed as failure of policy, not success.

Success instead depends on addressing more fundamental long-term issues impacting societal capital and incomes. Clearly, falling incomes (as experienced for some time) cannot safely support rising debt. Since investors are placing such great reliance on the Federal Reserve, it is important to question the relevance of its tool kit in meaningfully removing obstacles to growth. We believe the odds favor a less rosy view on the ultimate likelihood of success from the current pathway; thus, we continue to be relatively conservative in extrapolating past growth into the future.

Fund Performance

The Fund Institutional Class shares gained 7.3% net of expenses for the six months ending October 31, 2013. The Russell 3000 Value Index, the Fund’s primary benchmark, rose 10.6%, while the S&P 500 increased 11.1%.

The year is shaping up to be well above average for most things equity (though emerging markets lag). In fact, the S&P 500 increased 27.2% for the twelve months ended October 31, nearly triple its historical annual return of 9.8%.

But that doesn’t mean equity markets advanced unabated. Federal Reserve Chairman Bernanke’s comments regarding the possible curtailment of the Fed’s $85 billion-a-month asset-purchase program caused considerable market volatility in late May and June. His comments rattled the capital markets, and interest rates spiked as investors fled bonds in droves. There were few places to hide, as stocks, bonds, and commodities all sold off. Yield-oriented investments, whether fixed income or high dividend-paying stocks, were hit particularly hard. Ten-year Treasury yields increased from 1.6% to 2.7% in a little over a month, an unprecedented increase over such a short time period. From its peak on May 21 to its trough on June 24, the Russell 3000 Value Index dropped 5.4%, while the S&P 500 fell 5.6%. Consistent with its historical risk-return pattern, the Fund (I-share class) fared a little better, declining approximately 4.0%. By the end of June, the equity markets had recovered much of their losses, and US stocks continued their upward trend in July.

2

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

August saw stocks drift lower, but in September, Bernanke surprised the markets, this time by unexpectedly postponing the pre-announced “taper” of the Fed’s bond-buying program. The risk-on trade responded enthusiastically, and everything was up in September and October (except of course cash). It turned out to be another fine quarter, year to date, and trailing twelve months.

For the six months ending October 31, 2013, smaller, riskier stocks led the market higher. The Nasdaq composite rose 18.6%, the Russell Microcap soared 19.4%, and the Russell 2000 increased 16.9%. Growth trumped value: the Russell 3000 Growth advanced 13.4% versus 10.6% for its value counterpart. International markets were strong too, with EAFE gaining 8.5%. Even emerging markets, which have been weak for a good part of the year, were up, with the MSCI index climbing 1.2%.

Nine of the ten sectors in the Russell 3000 Value Index posted positive returns, with more economically sensitive groups leading the way. Over the six-month period, the industrials sector was the top performer, up 20.0%, followed by technology, up 18.0%, and consumer discretionary, up 17.8%. Relative to our benchmark, we’re underweight industrials and consumer discretionary, with a market weight in technology. In contrast, more defensive sectors were relatively weak: utilities dropped 3.6%, telecommunication services rose 1.2%, and consumer staples increased 8.2%. We’re underweight the first two, overweight staples.

Our shortfall versus the Russell 3000 Value Index was primarily attributable to our stock selection. For instance, Target, our lone consumer discretionary holding, was a disappointment, as its expansion into Canada has gotten off to a slower-than-expected start. Despite the recent setback, we believe it’s fundamentally a good business and attractively valued, especially compared to many stocks in the consumer discretionary space. Other drags on performance included our consumer staples holdings, which gained 3.3% but trailed those of the index, which rose 8.2%, and our materials holdings, which fell 4.9% and lagged the index’s materials, which climbed 13.9%. Lastly, we kept the Fund’s cash position in the single digits for most of the year, though it has now increased to low double digits, and the cash didn’t sit idly but was instead regularly swept into a money market fund. Nevertheless, cash was a drag on performance as yields on money market funds remain historically low.

On the positive side, our stock selection in the financial sector helped performance, as our holdings gained a combined 14.3% versus 9.8% for the index’s financials. Likewise, our energy holdings performed relatively well, increasing 10.9% compared to 8.8% for the index’s energy stocks. Other holdings of note included Northrop Grumman, up 44.0%, Charles Schwab, up 34.4%, ConocoPhillips, up 25.1%, and Medtronic, up 24.3%. We continue to own all four. In contrast, we recently sold Google, which increased 25%, when it reached our measure of full value.

3

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

Fund performance (I-share class) since its May 2011 inception is shown below:

Quarter	EIC	Russell 3000	S&P 500®
Ended	Value Fund	Value® Index	Index
07/31/2011	-2.40%	-6.39%	-4.76%
10/31/2011	1.13%	-3.70%	-2.47%
01/31/2012	4.07%	5.54%	5.32%
04/30/2012	4.40%	5.75%	7.08%
07/31/2012	-0.28%	-0.35%	-0.78%
10/31/2012	3.01%	4.94%	2.96%
01/31/2013	4.01%	8.81%	6.75%
04/30/2013	5.76%	6.91%	7.18%
07/31/2013	4.94%	7.31%	6.10%
10/31/2013	2.23%	3.05%	4.75%
	11.06%	12.86%	13.12%

Data represents past performance, which is no guarantee of future results. Current returns may be lower or higher. Call 877-342-0111 for the latest month-end figures. Return and principal value will fluctuate so that shares may be worth more or less than original cost when redeemed. I-share annual expense ratio is 1.00% net (2.40% gross). See pages 5-8 of this report for more performance and expense data.

The Fund declined less than the indices in each of the three down quarters, which is consistent with our historical return pattern.

Though the Fund has been in operation only since May of 2011, we’ve been managing client assets using the same investment approach since 1986. The Fund’s 30-month experience closely parallels our 28-year pattern of less-volatile returns. Historically, our accounts have declined less in down markets, recovered losses relatively quickly, then lagged late-cycle (when low-quality or momentum stocks led).1 Thus, over full market cycles our approach has paired lower volatility with above-market results.

Portfolio Activity

We purchased a new position in Taiwan Semiconductor last quarter. In a business where scale is critical, Taiwan Semiconductor (TSM) is the world’s largest dedicated semiconductor foundry, manufacturing a wide range of integrated circuits to customers’ design specifications. The stock had fallen partly due to costs associated with investments in cutting-edge 20-nanometer and 16-nanometer technologies. However, staying at the leading edge of technology has been at the core of the firm’s activities over the years, resulting in relatively high margins and returns on shareholder investments, little debt, and strong long-term growth.

We added to our holding in Dr Pepper Snapple (DPS) after a price pullback due to concerns about near-term deceleration in its business. DPS continues to have strong long-term growth opportunities, both domestically and internationally, and sells at an attractive price versus the value we place on it.

4

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2013

(Unaudited)

In addition to our sale of Google, we sold C.R. Bard and trimmed Charles Schwab and Johnson & Johnson based on valuation. Finally, we trimmed our position in Microsoft following a decline in profits at its Windows division. While Microsoft has many strengths and continues to trade at an attractive price, we reduced exposure to reflect the increased risks to its business model.

1 See pages 10-14 of the Fund’s prospectus dated September 1, 2013 for detailed historical performance information about EIC’s accounts.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2013 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

5

EIC VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	Six		Since
	Months†	1 Year	Inception*
Class A Shares (without sales charge)	7.14%	17.79%	11.01%
Class A Shares (with sales charge)	1.27%	11.27%	8.49%
Russell 3000® Value Index	10.58%	28.64%	13.79	%**
S&P 500® Index	11.14%	27.18%	13.98	%**

Class C Shares (without CDSC charge)	6.67%	16.86%	11.64%
Class C Shares (with CDSC charge)	5.67%	15.86%	11.64%
Russell 3000® Value Index	10.58%	28.64%	16.91	%**
S&P 500® Index	11.14%	27.18%	16.37	%**

Institutional Class Shares	7.29%	18.01%	11.03%
Russell 3000® Value Index	10.58%	28.64%	12.81	%**
S&P 500® Index	11.14%	27.18%	13.07	%**

†	Not Annualized.

*	Class A Shares, Class C Shares and Institutional Class Shares of the EIC Value Fund (the “Fund”) commenced operations on May 19, 2011, July 18, 2011 and May 1, 2011, respectively.

**	Benchmark performance is from inception date of the class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C Shares reflect a 1.00% contingent deferred sales charge (“CDSC”). All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 1.38% and 1.28% for Class A Shares, 2.13% and 2.03% for Class C Shares and 1.13% and 1.03% for Institutional Class Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of Fundvantage Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived or reimbursed.

6

EIC VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2013

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. The Fund is new, with limited operating history. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

The Fund intends to evaluate performance as compared to that of the S&P 500® Index and the Russell 3000® Value Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

7

EIC VALUE FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2013 through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

EIC VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	EIC Value Fund
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,071.40	$6.53
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class C Shares
Actual	$1,000.00	$1,066.70	$10.42
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16
Institutional Class Shares
Actual	$1,000.00	$1,072.90	$5.22
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

*

Expenses are equal to the Fund’s annualized expense ratio for the six month period ended October 31, 2013 of 1.25%, 2.00%, and 1.00% for Class A, Class C, and Institutional Class Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total returns for the Fund of 7.14%, 6.67%, and 7.29% for Class A, Class C, and Institutional Class Shares, respectively.

9

EIC VALUE FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer, Non-cyclical	29.9%	$62,848,605
Financial	20.6	43,221,674
Energy	10.3	21,745,162
Consumer, Cyclical	9.0	18,831,923
Basic Materials	5.6	11,846,270
Technology	5.4	11,243,309
Utilities	3.6	7,577,370
Industrial	3.1	6,432,861
Communications	2.1	4,456,027
Registered Investment Company	10.5	22,104,362
Liabilities in Excess of Other Assets	(0.1)	(251,147)

NET ASSETS	100.0%	$210,056,416

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

EIC VALUE FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 89.6%
Basic Materials — 5.6%
Barrick Gold Corp.	212,410	$4,118,630
Newmont Mining Corp.	184,018	5,016,331
Sigma-Aldrich Corp.	31,370	2,711,309

		11,846,270

Communications — 2.1%
Cisco Systems, Inc.	177,205	3,987,113
Google, Inc., Class A*	455	468,914

		4,456,027

Consumer, Cyclical — 9.0%
CVS Caremark Corp.	52,860	3,291,063
Target Corp.	111,905	7,250,325
Wal-Mart Stores, Inc.	108,020	8,290,535

		18,831,923

Consumer, Non-cyclical — 29.9%
Baxter International, Inc.	76,895	5,065,074
Becton Dickinson & Co.	39,985	4,203,623
Dr Pepper Snapple Group, Inc.	162,600	7,699,110
Express Scripts Holding Co.*	65,155	4,073,491
GlaxoSmithKline PLC, SP ADR	81,200	4,273,556
Johnson & Johnson	58,225	5,392,217
Medtronic, Inc.	132,785	7,621,859
Molson Coors Brewing Co., Class B	178,640	9,646,560
PepsiCo, Inc.	100,265	8,431,284
Procter & Gamble Co. (The)	79,775	6,441,831

		62,848,605

Energy — 10.3%
Chevron Corp.	24,720	2,965,411
ConocoPhillips	75,120	5,506,296
Devon Energy Corp.	91,035	5,755,233

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	83,890	$7,518,222

		21,745,162

Financial — 20.6%
American Express Co.	66,855	5,468,739
Charles Schwab Corp. (The)	180,045	4,078,019
Chubb Corp. (The)	58,500	5,386,680
PNC Financial Services Group, Inc. (The)	82,610	6,074,313
SunTrust Banks, Inc.	89,605	3,014,312
Torchmark Corp.	40,905	2,980,338
Travelers Cos., Inc. (The)	46,315	3,996,984
US Bancorp	163,485	6,107,800
Wells Fargo & Co.	143,230	6,114,489

		43,221,674

Industrial — 3.1%
Northrop Grumman Corp.	59,835	6,432,861

Technology — 5.4%
Microsoft Corp.	188,640	6,668,424
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	248,500	4,574,885

		11,243,309

Utilities — 3.6%
Exelon Corp.	265,500	7,577,370

TOTAL COMMON STOCKS (Cost $161,178,205)		188,203,201

The accompanying notes are an integral part of the financial statements.

11

EIC VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 10.5%
Dreyfus Institutional Reserves Treasury Prime Fund	22,104,362	$22,104,362

TOTAL REGISTERED INVESTMENT COMPANY (Cost $22,104,362)		22,104,362

TOTAL INVESTMENTS - 100.1% (Cost $183,282,567)		210,307,563
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%.		(251,147)

NET ASSETS - 100.0%		$210,056,416

*	Non-income producing.

SP ADR Sponsored Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12

EIC VALUE FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $183,282,567)	$210,307,563
Receivable for capital shares sold	4,589,250
Dividends and interest receivable	168,345
Prepaid expenses and other assets	56,094

Total assets	215,121,252

Liabilities
Payable for capital shares redeemed	4,804,893
Payable to Adviser	135,792
Payable for distribution fees	46,693
Payable for administration and accounting fees	24,783
Payable for transfer agent fees	18,701
Payable for custodian fees	8,840
Payable for shareholder servicing fees	8,096
Accrued expenses	17,038

Total liabilities	5,064,836

Net Assets	$210,056,416

Net Assets Consisted of:
Capital stock, $0.01 par value	$164,735
Paid-in capital	177,449,423
Accumulated net investment income	1,324,591
Accumulated net realized gain from investments	4,092,671
Net unrealized appreciation on investments	27,024,996

Net Assets	$210,056,416

Class A:

Net asset value, offering and redemption price per share ($104,624,312 / 8,199,469)	$12.76

Maximum offering price per share (100/94.5 of $12.76)	$13.50

Class C:
Net asset value, offering and redemption price per share ($39,346,713 / 3,114,271)	$12.63

Institutional Class:
Net asset value, offering and redemption price per share ($66,085,391 / 5,159,777)	$12.81

The accompanying notes are an integral part of the financial statements.

13

EIC VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Dividends	$2,134,321
Less: foreign taxes withheld	(13,746)

Total investment income	2,120,575

Expenses
Advisory fees (Note 2)	727,834
Distribution fees (Class C) (Note 2)	132,930
Distribution fees (Class A) (Note 2)	122,778
Administration and accounting fees (Note 2)	66,086
Transfer agent fees (Note 2)	56,523
Shareholder servicing fees (Class C) (Note 2)	44,310
Registration and filing fees	32,813
Legal fees	16,984
Printing and shareholder reporting fees	14,248
Trustees’ and officers’ fees (Note 2)	12,924
Audit fees.	12,281
Custodian fees (Note 2)	12,003
Other expenses	8,283

Total expenses before recoupment	1,259,997

Plus: Net expenses recouped (Note 2)	10,466

Net expenses after recoupment	1,270,463

Net investment income	850,112

Net realized and unrealized gain from investments:
Net realized gain from investments	3,083,997
Net change in unrealized appreciation on investments	9,257,467

Net realized and unrealized gain on investments	12,341,464

Net increase in net assets resulting from operations	$13,191,576

The accompanying notes are an integral part of the financial statements.

14

EIC VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase in net assets from operations:
Net investment income	$850,112	$1,214,053
Net realized gain from investments	3,083,997	1,008,684
Net change in unrealized appreciation from investments	9,257,467	14,515,119

Net increase in net assets resulting from operations	13,191,576	16,737,856

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	—	(474,781)
Class C	—	(63,792)
Institutional Class	—	(336,726)

Total net investment income	—	(875,299)

Net realized capital gains:
Class A	—	(23,499)
Class C	—	(9,224)
Institutional Class	—	(13,628)

Total net realized capital gains	—	(46,351)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	28,437,306	86,132,052

Total increase in net assets	41,628,882	101,948,258

Net assets
Beginning of period	168,427,534	66,479,276

End of period	$210,056,416	$168,427,534

Accumulated net investment income, end of period	$1,324,591	$474,479

The accompanying notes are an integral part of the financial statements.

15

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A

	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Period May 19, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$11.91		$10.65	$10.00

Net investment income(1)	0.06		0.12	0.08
Net realized and unrealized gain on investments	0.79		1.22	0.61

Net increase in net assets resulting from operations	0.85		1.34	0.69

Dividends and distributions to shareholders from:
Net investment income	—		(0.08)	(0.04)
Net realized capital gains	—		— (2)	—

Total dividends and distributions to shareholders	—		(0.08)	(0.04)

Net asset value, end of period	$12.76		$11.91	$10.65

Total investment return(3)	7.14%		12.73%	6.97%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$104,624		$83,932	$33,969
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	1.24	%(4)	1.35%	2.07	%(4)
Ratio of net investment income to average net assets	0.94	%(4)	1.12%	0.81	%(4)
Portfolio turnover rate	8.93	%(6)	12.06%	12.68	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover for the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

16

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C

	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Period July 18, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$11.84		$10.61	$9.88

Net investment income (loss)(1)	0.01		0.04	(0.01)
Net realized and unrealized gain on investments	0.78		1.22	0.77

Net increase in net assets resulting from operations	0.79		1.26	0.76

Dividends and distributions to shareholders from:
Net investment income	—		(0.03)	(0.03)
Net realized capital gains	—		— (2)	—

Total dividends and distributions to shareholders	—		(0.03)	(0.03)

Net asset value, end of period	$12.63		$11.84	$10.61

Total investment return(3)	6.67%		11.93%	7.75%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$39,347		$31,129	$13,756
Ratio of expenses to average net assets	2.00	%(4)	2.00%	2.00	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and recupments, if any(5)	1.99	%(4)	2.10%	2.69	%(4)
Ratio of net investment income (loss) to average net assets	0.19	%(4)	0.38%	(0.01	)%(4)
Portfolio turnover rate	8.93	%(6)	12.06%	12.68	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover for the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

17

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012*
Per Share Operating Performance
Net asset value, beginning of period	$11.94		$10.67	$10.00

Net investment income(1)	0.07		0.15	0.11
Net realized and unrealized gain on investments	0.80		1.22	0.61

Net increase in net assets resulting from operations	0.87		1.37	0.72

Dividends and distributions to shareholders from:
Net investment income	—		(0.10)	(0.05)
Net realized capital gains	—		— (2)	—

Total dividends and distributions to shareholders	—		(0.10)	(0.05)

Net asset value, end of period	$12.81		$11.94	$10.67

Total investment return(3)	7.29%		12.99%	7.24%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$66,085		$53,367	$18,754
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	0.99	%(4)	1.10%	2.40%
Ratio of net investment income to average net assets	1.19	%(4)	1.37%	1.13%
Portfolio turnover rate	8.93	%(6)	12.06%	12.68%

*	The Institutional Class commenced operations on May 1, 2011.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

EIC VALUE FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Institutional Class and Retail Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class C Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months (through August 31, 2012) and within eighteen months (effective September 1, 2012) of purchase where $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within twelve months (through December 31, 2011) and within eighteen months (effective January 1, 2012) after a purchase. As of October 31, 2013, the Retail Class Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

19

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$188,203,201	$188,203,201	$—	$—
Registered Investment Company	22,104,362	22,104,362	—	—

Total Investments	$210,307,563	$210,307,563	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

20

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

21

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2013, the amount of potential recovery was as follows:

Expiration
April 30, 2015	April 30, 2016
$214,552	$115,931

As of October 31, 2013, investment advisory fees payable to the Adviser were $135,792. For the six months ended October 31, 2013, the Adviser recouped fees of $10,466.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

22

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares, respectively.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $10,275. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$37,315,314	$15,497,692

23

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares
Sales	2,333,458	$28,659,439	4,442,408	$48,468,328
Reinvestments	—	—	39,515	423,602
Redemption Fees*	—	2,442	—	1,622
Redemptions	(1,180,195)	(14,784,692)	(624,928)	(6,898,838)

Net increase	1,153,263	$13,877,189	3,856,995	$41,994,714

Class C Shares
Sales	594,221	$7,272,899	1,401,360	$15,179,261
Reinvestments	—	—	6,318	67,537
Redemption Fees*	—	875	—	628
Redemptions	(109,332)	(1,339,223)	(74,549)	(825,295)

Net increase	484,889	$5,934,551	1,333,129	$14,422,131

Institutional Class Shares
Sales	1,786,216	$22,159,749	3,125,344	$34,300,410
Reinvestments	—	—	27,348	293,722
Redemption Fees*	—	1,580	—	930
Redemptions	(1,095,684)	(13,535,763)	(441,453)	(4,879,855)

Net increase	690,532	$8,625,566	2,711,239	$29,715,207

Total Net Increase	2,328,684	$28,437,306	7,901,363	$86,132,052

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based

24

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2013, the tax character of distributions paid by the Fund was $921,606 of ordinary income dividends and $44 of long-term capital gains dividends. Distributions from net investment income and short term gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$529,395	$953,758	$17,767,529

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$183,282,567

Gross unrealized appreciation	$32,879,946
Gross unrealized depreciation	(5,854,950)

Net unrealized appreciation	$27,024,996

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2013, the Fund did not have any capital loss carryforwards.

25

EIC VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

EIC VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

27

Investment Adviser

Equity Investment Corporation

3007 Piedmont Road, NE

Suite 200

Atlanta, GA 30305

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

of

FundVantage Trust

Class A Shares

Class C Shares

Institutional Class Shares

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the EIC Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the EIC Value Fund.

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2013
	Six Months†	1 Year	3 Year	Since Inception*
Class I Shares	(1.84)%	0.82%	3.42%	3.88%
Barclays Intermediate Government/Credit Bond Index	(1.11)%	(0.03)%	2.46%	3.04%**

†	Not Annualized.

*	The Estabrook Investment Grade Fixed Income Fund (the “Fund”) commenced operations on July 23, 2010.

**	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-7443. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.69% and 0.70%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2013, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Estabrook Capital Management LLC (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for Class I Shares to 0.70%. This agreement will terminate on August 31, 2014, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 1% redemption fee applies to shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays Intermediate Government/Credit Index (“Barclays Int. Gov./Cr. Index”). The Barclays Int. Gov./Cr. Index is an unmanaged market index that tracks performance of intermediate term U.S. government and corporate bonds. It is impossible to invest directly in an index. The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, call and interest rate risk. As interest rates rise the value of bond prices will decline. The Fund may invest in high yield debt (also known as junk bonds) which may cause greater volatility and less liquidity. You may lose money by investing in the Fund.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2013 through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Estabrook Investment Grade Fixed Income Fund – Class I
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Actual	$1,000.00	$981.60	$3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.68	3.57

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2013 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 365 days to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (1.84)%.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes	92.3%	$28,481,395
U.S. Treasury Obligations	6.0	1,855,726
Other Assets in Excess of Liabilities	1.7	511,657

NET ASSETS	100.0%	$30,848,778

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 92.3%
Airlines — 0.7%
Delta Air Lines Series 2010-2, Class B 6.750%, 05/23/2017	$200,000	$210,999

Auto Manufacturers — 4.9%
General Motors Co. 3.500%, 10/02/2018(a)	500,000	510,000
General Motors Co. 4.875%, 10/02/2023(a)	1,000,000	1,012,500

		1,522,500

Auto Parts & Equipment — 1.4%
Delphi Corp. Callable 02/15/2018 at 102.5 5.000%, 02/15/2023	400,000	420,000

Banks — 34.4%
Abbey National Treasury Services PLC London 3.050%, 08/23/2018	250,000	258,804
Ally Financial, Inc. 3.500%, 07/18/2016	500,000	512,500
Ally Financial, Inc. 4.750%, 09/10/2018	1,000,000	1,040,957
Bank of America Corp. 1.320%, 03/22/2018(b)	400,000	404,639
CIT Group, Inc. 5.000%, 08/01/2023	400,000	401,000
Citigroup, Inc. 1.750%, 05/01/2018	500,000	491,676
Fifth Third Capital Trust IV Callable 04/15/2017 at 100 6.500%, 04/15/2037(c)	1,600,000	1,580,000
Goldman Sachs Group, Inc. 3.625%, 02/07/2016	250,000	263,871

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Banks — (Continued)
Goldman Sachs Group, Inc. 2.375%, 01/22/2018	$400,000	$402,298
Goldman Sachs Group, Inc. 1.436%, 04/30/2018 (b)	500,000	502,214
Goldman Sachs Group, Inc. 2.900%, 07/19/2018	500,000	510,582
JPMorgan Chase & Co. 3.150%, 07/05/2016	300,000	315,093
JPMorgan Chase & Co. 1.138%, 01/25/2018 (b)	300,000	302,271
JPMorgan Chase & Co. 3.375%, 05/01/2023	250,000	234,305
JPMorgan Chase & Co. Callable 04/30/2018 at 100 7.900%, 04/29/2049 (c)(d)(e)	250,000	275,625
Morgan Stanley 1.518%, 04/25/2018 (b)	800,000	806,309
Morgan Stanley 2.125%, 04/25/2018	300,000	298,274
PNC Bank NA Callable 06/25/2023 at 100 3.800%, 07/25/2023	500,000	497,432
PNC Financial Services Group, Inc. (The) 4.483%, 05/29/2049 (b)(c)(d)	700,000	698,600
Wells Fargo & Co. 0.895%, 04/23/2018 (b)	300,000	300,682
Wells Fargo & Co. 2.150%, 01/15/2019	500,000	502,434

		10,599,566

The accompanying notes are an integral part of the financial statements.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Beverage — 0.8%
PepsiCo, Inc. Callable 12/07/2018 at 100 2.250%, 01/07/2019	$250,000	$251,910

Chemicals — 0.7%
E.I. Du Pont de Nemours & Co. 1.950%, 01/15/2016	200,000	205,230

Diversified Financial Services — 14.1%
American Express Co. 0.852%, 05/22/2018 (b)	250,000	250,573
American Express Credit Corp. 1.750%, 06/12/2015	300,000	305,363
American Express Credit Corp. 1.300%, 07/29/2016	200,000	201,579
Ford Motor Credit Co., LLC 2.875%, 10/01/2018	650,000	661,753
Ford Motor Credit Co., LLC 5.750%, 02/01/2021	400,000	455,627
Ford Motor Credit Co., LLC 4.375%, 08/06/2023	500,000	514,043
General Electric Capital Corp. 1.500%, 07/12/2016	400,000	404,794
General Electric Capital Corp. 0.959%, 04/02/2018 (b)	500,000	503,710
General Motors Financial Co., Inc. 4.750%, 08/15/2017 (a)	250,000	264,375
General Motors Financial Co., Inc. 3.250%, 05/15/2018 (a)	500,000	498,125

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
Merrill Lynch & Co., Inc. 6.875%, 11/15/2018	$250,000	$299,530

		4,359,472

Food — 0.8%
Kraft Foods Group, Inc. 2.250%, 06/05/2017	250,000	255,891

Healthcare-Products — 0.8%
Mallinckrodt International Finance SA 3.500%, 04/15/2018 (a)	250,000	249,578

Insurance — 7.8%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	398,505
Genworth Holdings, Inc. Callable 11/15/2016 at 100 6.150%, 11/15/2066 (c)	700,000	633,829
Lincoln National Corp. Callable 05/17/2016 at 100 7.000%, 05/17/2066 (c)	1,100,000	1,135,750
Prudential Financial, Inc. 1.044%, 08/15/2018 (b)	250,000	251,052

		2,419,136

Leisure Time — 1.0%
Harley-Davidson Financial Services, Inc. 3.875%, 03/15/2016 (a)	300,000	318,506

Lodging — 0.8%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100 2.950%, 03/01/2017	250,000	256,294

The accompanying notes are an integral part of the financial statements.

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Media — 2.9%
Interpublic Group of Cos, Inc. 3.750%, 02/15/2023	$500,000	$474,948
NBC Universal Media, LLC 2.875%, 04/01/2016	200,000	209,788
Time Warner, Inc. 3.150%, 07/15/2015	200,000	208,110

		892,846

Miscellaneous Manufacturing — 1.6%
General Electric Co. 2.700%, 10/09/2022	500,000	479,834

Oil & Gas — 3.5%
Anadarko Petroleum Corp. 5.950%, 09/15/2016	200,000	225,935
Petrobras Global Finance Bv 2.384%, 01/15/2019 (b)	250,000	243,000
Rowan Cos., Inc. Callable 03/01/2022 at 100 4.875%, 06/01/2022	350,000	361,651
Total Capital International SA 1.550%, 06/28/2017	250,000	252,567

		1,083,153

Packaging & Containers — 0.8%
Rock Tenn Co. Callable 12/01/2022 at 100 4.000%, 03/01/2023	250,000	244,591

Pharmaceuticals — 0.8%
Merck & Co., Inc. 0.623%, 05/18/2018 (b)	250,000	250,787

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Pipelines — 1.5%
Energy Transfer Partners LP Callable 11/01/2022 at 100 3.600%, 02/01/2023	$200,000	$190,831
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.034%, 01/15/2068 (c)	235,000	259,675

		450,506

REIT — 5.7%
BioMed Realty LP Callable 03/15/2016 at 100 3.850%, 04/15/2016	200,000	210,172
Boston Properties LP Callable 11/01/2013 at 100 3.800%, 02/01/2024	250,000	245,745
DDR Corp. 5.500%, 05/01/2015	165,000	175,319
DDR Corp. 7.500%, 04/01/2017	200,000	234,296
Essex Portfolio LP Callable 05/15/2022 at 100 3.625%, 08/15/2022	400,000	385,141
Prologis LP Callable 11/01/2020 at 100 3.350%, 02/01/2021	500,000	500,036

		1,750,709

Retail — 3.4%
Macy’s Retail Holdings, Inc. 5.750%, 07/15/2014	200,000	207,175

The accompanying notes are an integral part of the financial statements.

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Retail — (Continued)
QVC, Inc. 4.375%, 03/15/2023	$375,000	$356,462
Walgreen Co. 1.800%, 09/15/2017	250,000	251,480
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	245,560

		1,060,677

Semiconductor — 0.8%
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	242,987

Software — 2.4%
Microsoft Corp. 1.000%, 05/01/2018	250,000	245,976
Oracle Corp. 0.848%, 01/15/2019 (b)	500,000	502,065

		748,041

Telecommunications — 0.7%
Vodafone Group PLC 2.875%, 03/16/2016	200,000	208,182

TOTAL CORPORATE BONDS AND NOTES (Cost $28,103,372)		28,481,395

U.S. TREASURY OBLIGATIONS — 6.0%
Government — 6.0%
1.000%, 05/31/2018	1,400,000	1,388,734
1.750%, 05/15/2023	500,000	466,992

		1,855,726

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,856,887)		1,855,726

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
Government — (Continued)
TOTAL INVESTMENTS - 98.3% (Cost $29,960,259)		$30,337,121
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		511,657

NET ASSETS - 100.0%		$30,848,778

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2013, these securities amounted to $2,853,084 or 9.2% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b)	Variable or Floating Rate Security. Rate shown is as of October 31, 2013.
(c)	Fix-to Float Security. Rate shown is as of October 31, 2013.
(d)	Security is a perpetual bond and has no definite maturity date.
(e)	Dividend paying security.

REIT Real Estate Investment Trust

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

8

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $29,960,259)	$30,337,121
Cash	815,887
Receivable for capital shares sold.	49,950
Dividends and interest receivable	227,572
Receivable from Investment Adviser	2,774
Prepaid expenses and other assets	18,701

Total assets	31,452,005

Liabilities
Payable for investments purchased	499,920
Payable for capital shares redeemed	9,072
Payable for capital shares redeemed	11,879
Payable for distributions to shareholders	17,853
Payable for transfer agent fees	10,677
Payable for custodian fees	4,620
Accrued expenses	49,206

Total liabilities	603,227

Net Assets	$30,848,778

Net Assets Consisted of:
Capital stock, $0.01 par value	$29,856
Paid-in capital	30,285,854
Accumulated net investment income	14,418
Accumulated net realized gain from investments	141,788
Net unrealized appreciation on investments	376,862

Net Assets	$30,848,778

Class I:
Shares outstanding	2,985,572

Net asset value, offering and redemption price per share ($30,848,778 / 2,985,572)	$10.33

The accompanying notes are an integral part of the financial statements.

9

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Interest	$503,829

Total investment income	503,829

Expenses
Advisory fees (Note 2)	100,383
Administration and accounting fees (Note 2)	26,104
Transfer agent fees (Note 2)	20,494
Registration and filing fees	17,988
Legal fees	17,487
Audit fees	12,216
Trustees’ and officers’ fees (Note 2)	7,849
Printing and shareholder reporting fees	7,384
Custodian fees (Note 2)	6,755
Other expenses	5,198

Total expenses before waivers and reimbursements	221,858

Less: waivers and reimbursements (Note 2)	(113,754)

Net expenses after waivers and reimbursements	108,104

Net investment income	395,725

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	26,587
Net change in unrealized depreciation on investments	(999,449)

Net realized and unrealized loss on investments	(972,862)

Net decrease in net assets resulting from operations	$(577,137)

The accompanying notes are an integral part of the financial statements.

10

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$395,725	$764,748
Net realized gain from investments	26,587	401,699
Net change in unrealized appreciation/(depreciation) from investments	(999,449)	964,732

Net increase/(decrease) in net assets resulting from operations	(577,137)	2,131,179

Less Dividends and Distributions to Shareholders:
Net investment income:
Class I	(395,725)	(777,140)

Total net investment income	(395,725)	(777,140)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	84,980	12,918,465

Total increase/(decrease) in net assets	(887,882)	14,272,504

Net assets
Beginning of period	31,736,660	17,464,156

End of period	$30,848,778	$31,736,660

Accumulated net investment income, end of period	$14,418	$14,418

The accompanying notes are an integral part of the financial statements.

11

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period July 23, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.66		$10.09	$10.06	$10.00

Net investment income(1)	0.13		0.32	0.32	0.17
Net realized and unrealized gain/(loss) on investments	(0.33)		0.57	0.03	0.06

Net increase/(decrease) in net assets resulting from operations	(0.20)		0.89	0.35	0.23

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.32)	(0.32)	(0.17)

Net asset value, end of period	$10.33		$10.66	$10.09	$10.06

Total investment return(2)	(1.84)%		8.99%	3.52%	2.29%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$30,849		$31,737	$17,464	$13,034
Ratio of expenses to average net assets	0.70	%(3)	0.70%	0.70%	0.70	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.44	%(3)	1.69%	2.49%	2.65	%(3)
Ratio of net investment income to average net assets	2.56	%(3)	3.07%	3.18%	2.24	%(3)
Portfolio turnover rate	75.53	%(5)	94.83%	50.01%	98.85	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Estabrook Investment Grade Fixed Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on July 23, 2010. The Fund is a separate series of Fund Vantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. As of October 31, 2013, Class A, Class C and Class R Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

13

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$28,481,395	$—	$28,481,395	$—
U.S. Treasury Obligations	1,855,726	—	1,855,726	—

Total Investments	$30,337,121	$—	$30,337,121	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

14

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends,

15

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Estabrook Capital Management LLC (“Estabrook” or the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.70% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. At October 31, 2013, the amount of potential recovery by the Adviser was as follows:

Expiration April 30, 2014	Expiration April 30, 2015	Expiration April 30, 2016	Expiration April 30, 2017
$140,612	$270,765	$246,984	$113,754

For the six months ended October 31, 2013, investment advisory fees accrued and waived were $100,383 and fees reimbursed by the Adviser were $13,371.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

16

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $2,754. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$18,774,552	$18,834,064
U.S. Government Securities	3,856,102	3,261,250

17

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013
	Shares	Amount	Shares	Amount
Class I Shares
Sales	223,116	$2,351,869	1,241,776	$12,859,099
Reinvestments	34,097	350,879	72,625	758,453
Redemption Fees*	—	—	—	600
Redemptions	(248,794)	(2,617,768)	(67,658)	(699,687)

Net increase	8,419	$84,980	1,246,743	$12,918,465

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 90 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2013, the tax character of distributions paid by the Fund was $756,368 of ordinary income dividends and $17,201 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains were treated as ordinary income for federal income tax purposes.

18

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

As of April 30, 2013, components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Distributions Payable
$ —	$—	$115,201	$1,394,314	$(3,585)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$29,960,259

Gross unrealized appreciation	529,721
Gross unrealized depreciation	(152,859)

Net unrealized appreciation	$376,862

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2013, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-7443 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 19-20, 2013, the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Estabrook Capital Management LLC (the “Adviser” or “Estabrook”) and the Trust on behalf of the Estabrook Investment Grade Fixed Income Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) how the Adviser manages the Fund including a general description of its investment decision making process, sources of information and investment strategies, (v) investment performance, (vi) the capitalization and financial condition of the Adviser, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (xi) compliance with the Fund’s investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements. The Adviser also provided its most recent Form ADV and proxy voting policies and procedures for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment

20

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited)

objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Estabrook attended the meeting in person and discussed Estabrook’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for the Fund’s Class I shares as compared to the Fund’s benchmark, the Barclay’s Intermediate Government/Credit Index, and the Lipper Intermediate Investment Grade Debt Fund category, the Fund’s applicable Lipper peer group, for the one year, two year, since inception and year to date periods ended April 30, 2013. The Trustees noted that the Fund’s Class I shares outperformed the median of the Lipper Intermediate Investment Grade Debt Fund category for the year to date, one year, and two year periods ended April 30, 2013 and underperformed for the since inception period. The Board noted that the Fund’s Class I shares outperformed the Fund’s benchmark for the one year, two year and year to date periods April 30, 2013 and underperformed for the since inception period. Although the Fund had underperformed its benchmark and Lipper peer group for certain measurement periods noted above, the Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the net advisory fee of the Fund’s Class I shares was lower than the median of the net advisory fee of funds with a similar share class in the Lipper Intermediate Investment Grade Debt Fund Category with $100 million or less in assets. Further, the gross advisory fee, gross total expense ratio and net total expense ratio for the Fund’s Class I shares were higher than the median of the gross advisory fee, gross total expense ratio and net total expense ratio for funds in the same category. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Estabrook, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance

21

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited) (Concluded)

policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the Adviser’s most recent balance sheet and income statement. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees noted that the Fund has a relatively small level of assets, that the Adviser was not currently making a profit on the Fund and was currently waiving its fee and reimbursing expenses pursuant to a contractual expense limitation agreement. The Trustees noted that the fees charged by the Adviser were reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement.

22

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Estabrook Capital Management LLC

875 Third Avenue, 15th Floor

New York, NY 10022

Administrator and Fund Accounting Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ESTABROOK INVESTMENT

GRADE FIXED INCOME

FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Estabrook Investment Grade Fixed Income Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Estabrook Investment Grade Fixed Income Fund.

HEITMAN REIT FUND

of

FundVantage Trust

Class A Shares

Class Z Shares

SEMI-ANNUAL REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Heitman REIT Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Heitman REIT Fund.

HEITMAN REIT FUND - CLASS A

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2013
	6 Months†	1 Year	3 Years	5 Years	10 Years	Since Inception**
Class A Shares (without sales charge)*	(7.49)%	7.63%	11.01%	12.68%	8.20%	8.29%
Class A Shares (with sales charge)*	(12.78)%	1.46%	8.85%	11.34%	7.56%	7.65%
Wilshire U.S. Real Estate Securities Index	(6.41)%	10.81%	12.12%	15.08%	9.73%	9.81%

†	Not Annualized.

*	The inception date for Class A shares is September 30, 2003.

**

The Fund commenced operations on September 30, 2003 as a separate portfolio of Old Mutual Funds II (the “Predecessor Fund”). Immediately prior to the opening of business on June 4, 2012, the Predecessor Fund was reorganized as a new series of FundVantage Trust (the “Reorganization”). The performance shown for periods prior to June 4, 2012 represents the performance of the Predecessor Fund. Benchmark performance is from inception date of Class A shares only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (855) 434-8626.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. Class A shares apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated August 1, 2013, are 3.12% and 1.50% for Class A Shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. For the period June 4, 2012 through June 30, 2015, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.50% (on an annual basis) of the Fund’s average daily net assets of Class A Shares (the “Expense Limitation”). The Expense Limitation shall remain in effect until June 30, 2015, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal.

The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real Estate Investment Trusts (“REITs”) may expose the Fund to similar risks associated with direct investment in real estate. REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders.

The Fund intends to evaluate performance as compared to that of the Wilshire U.S. Real Estate Securities Index (“Wilshire U.S. RESI”). The Wilshire U.S. RESI is an unmanaged index which measures the performance of publicly traded U.S. real estate securities. It is impossible to invest directly in an index.

3

HEITMAN REIT FUND - CLASS Z

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2013
	6 Months†	1 Year	3 Years	5 Years	10 Years	Since Inception**
Class Z Shares*	(7.38)%	7.93%	11.40%	13.09%	8.51%	9.26%
Wilshire U.S. Real Estate Securities Index	(6.41)%	10.81%	12.12%	15.08%	9.73%	8.32%

†	Not Annualized.

*	The inception date for Class Z shares of the Predecessor Fund is March 13, 1989.

**

The Fund commenced operations on September 30, 2003 as a separate portfolio of Old Mutual Funds II (the “Predecessor Fund”). Immediately prior to the opening of business on June 4, 2012, the Predecessor Fund was reorganized as a new series of FundVantage Trust (the “Reorganization”). The performance shown for periods prior to June 4, 2012 represents the performance of the Predecessor Fund. Benchmark performance is from inception date of Class Z shares only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 434-8626.

Class Z shares apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated August 1, 2013, are 1.99% and 1.19% for Class Z Shares, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. For the period June 4, 2012 through June 30, 2015, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.19% (on an annual basis) of the Fund’s average daily net assets of Class Z Shares, (the “Expense Limitation”). The Expense Limitation shall remain in effect until June 30, 2015, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal.

The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real Estate Investment Trusts (“REITs”) may expose the Fund to similar risks associated with direct investment in real estate. REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders.

The Fund intends to evaluate performance as compared to that of the Wilshire U.S. Real Estate Securities Index (“Wilshire U.S. RESI”). The Wilshire U.S. RESI is an unmanaged index which measures the performance of publicly traded U.S. real estate securities. It is impossible to invest directly in an index.

4

HEITMAN REIT FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2013 through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

HEITMAN REIT FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Heitman REIT Fund
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$925.10	$7.28
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63
Class Z Shares
Actual	$1,000.00	$926.20	$5.78
Hypothetical (5% return before expenses)	1,000.00	1,019.21	6.06

*

Expenses are equal to an annualized six-month expense ratio of 1.50% for Class A Shares and 1.19% for Class Z Shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of (7.49)% for Class A Shares and (7.38)% for Class Z Shares.

6

HEITMAN REIT FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
REITs-Regional Malls	17.6	$8,722,179
REITs-Apartments	15.9	7,893,908
REITs-Office Property	15.1	7,481,700
REITs-Health Care	12.4	6,181,042
REITs-Shopping Centers	9.5	4,732,484
REITs-Diversified	8.6	4,252,907
REITs-Hotels	7.5	3,703,612
REITs-Storage	7.3	3,634,922
REITs-Warehouse/Industrial	5.3	2,613,638
Real Estate Operation/Development	0.8	425,639
Liabilities in Excess of Other Assets	(0.0)	(1,234)

NET ASSETS	100.0%	$49,640,797

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

HEITMAN REIT FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.0%
Real Estate Operation/Development — 0.8%
Brookfield Office Properties	11,975	$224,052
Forest City Enterprises, Cl A*	9,950	201,587

		425,639

REITs-Apartments — 15.9%
American Campus Communities	20,650	713,664
AvalonBay Communities	17,612	2,202,381
Equity Residential	41,732	2,185,088
Essex Property Trust	3,775	607,775
Mid-America Apartment Communities	15,336	1,018,310
UDR	47,025	1,166,690

		7,893,908

REITs-Diversified — 8.6%
CoreSite Realty Corp.	15,028	487,508
Cousins Properties	62,625	709,541
National Health Investors	8,300	518,916
PS Business Parks	6,650	541,909
Vornado Realty Trust	22,401	1,995,033

		4,252,907

REITs-Health Care — 12.4%
HCP	54,875	2,277,313
Health Care REIT	21,842	1,416,454
Ventas	38,125	2,487,275

		6,181,042

REITs-Hotels — 7.5%
Chesapeake Lodging Trust	23,097	544,396
Host Hotels & Resorts	64,400	1,194,620
RLJ Lodging Trust	32,575	822,845
Strategic Hotels & Resorts*	17,400	151,380
Sunstone Hotel Investors	74,745	990,371

		3,703,612

REITs-Office Property — 15.1%
Boston Properties	18,285	1,892,497
CommonWealth REIT	11,600	282,692
Digital Realty Trust	33,475	1,595,419
Douglas Emmett	29,958	746,853
Duke Realty Corp.	60,775	1,007,042
Kilroy Realty Corp.	16,270	864,913

	Number of Shares	Value
COMMON STOCKS — (Continued)
REITs-Office Property — (Continued)
SL Green Realty	11,550	$1,092,284

		7,481,700

REITs-Regional Malls — 17.6%
General Growth Properties	67,925	1,442,048
Pennsylvania Real Estate Investment Trust	50,025	906,953
Simon Property Group	41,237	6,373,178

		8,722,179

REITs-Shopping Centers — 9.5%
Acadia Realty Trust	21,450	572,071
DDR Corp.	72,525	1,229,299
Equity One	46,749	1,127,118
Kimco Realty Corp.	23,650	508,002
Regency Centers	25,087	1,295,994

		4,732,484

REITs-Storage — 7.3%
Public Storage	17,548	2,929,990
Sovran Self Storage	9,216	704,932

		3,634,922

REITs-Warehouse/Industrial — 5.3%
DCT Industrial Trust	97,688	757,082
Prologis	46,472	1,856,556

		2,613,638

TOTAL COMMON STOCKS (Cost $35,249,387)		49,642,031

TOTAL INVESTMENTS - 100.0% (Cost $35,249,387)		49,642,031

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(1,234)

NET ASSETS - 100.0%		$49,640,797

*	Non-income producing.

Cl	Class

REITs Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

8

HEITMAN REIT FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $35,249,387)	$49,642,031
Receivable for investments sold	828,002
Receivable for capital shares sold	400
Dividends and interest receivable	49,138
Prepaid expenses and other assets	818

Total assets	50,520,389

Liabilities
Due to Custodian	109,388
Payable for investments purchased	646,959
Payable for capital shares redeemed	35,673
Payable for transfer agent fees	22,737
Payable to Investment Adviser	17,877
Payable to custodian	10,598
Payable for service fees	1,990
Accrued expenses (payable to Administrator and Accounting Agent)	34,370

Total liabilities	879,592

Net Assets	$49,640,797

Net Assets Consisted of:
Capital stock, $0.01 par value	$47,153
Paid-in capital	31,948,314
Accumulated net investment gain	550
Accumulated net realized gain from investments	3,252,136
Net unrealized appreciation on investments	14,392,644

Net Assets	$49,640,797

Class A:

Net asset value, offering and redemption price per share ($4,068,710 / 388,588)	$10.47

Maximum offering price per share (100/94.25 of $10.47)	$11.11

Class Z:
Net asset value, offering and redemption price per share ($45,572,087 / 4,326,700)	$10.53

The accompanying notes are an integral part of the financial statements.

9

HEITMAN REIT FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Dividends	$722,441
Less: foreign taxes withheld	(838)
Interest	11

Total investment income	721,614

Expenses
Advisory fees (Note 2)	233,085
Transfer agent fees (Note 2)	50,300
Administration and accounting fees (Note 2)	46,679
Professional fees	30,700
Registration and filing fees	22,366
Printing and shareholder reporting fees	18,497
Custodian fees (Note 2)	11,736
Service fees (Class A) (Note 2)	5,276
Trustees’ and officers’ fees	1,950
Other expenses	9,819

Total expenses before waivers and reimbursements	430,408

Less: waivers and reimbursements (Note 2)	(115,676)

Net expenses after waivers and reimbursements	314,732

Net investment income	406,882

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	2,397,799
Net change in unrealized depreciation on investments	(6,975,643)

Net realized and unrealized loss on investments	(4,577,844)

Net decrease in net assets resulting from operations.	$(4,170,962)

The accompanying notes are an integral part of the financial statements.

10

HEITMAN REIT FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the One Month Period Ended April 30, 2013*	For the Year Ended March 31, 2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$406,882	$(36,427)	$563,249
Net realized gain on investments	2,397,799	723,188	9,482,670
Net change in unrealized appreciation (depreciation) from investments	(6,975,643)	3,002,695	(4,488,061)

Net increase (decrease) in net assets resulting from operations:	(4,170,962)	3,689,456	5,557,858

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	(25,694)	—	(60,208)
Class Z	(363,068)	—	(803,089)

Total net investment income	(388,762)	—	(863,297)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(2,450,628)	(347,434)	(18,758,395)

Total increase (decrease) in net assets	(7,010,352)	3,342,022	(14,063,834)

Net assets
Beginning of period	56,651,149	53,309,127	67,372,961

End of period	$49,640,797	$56,651,149	$53,309,127

Accumulated net investment income (loss), end of period	$550	$(17,570)	$18,857

*	The Fund changed its fiscal year end to April 30.

The accompanying notes are an integral part of the financial statements.

11

HEITMAN REIT FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2013 (Unaudited)	For the One Month Period Ended April 30, 2013(1)		For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$11.39	$10.65		$9.75	$8.61	$7.06		$3.65	$9.08

Net investment income/(loss)(2)	0.07	(0.01)		0.07	0.05	0.05		0.11	0.20
Net realized and unrealized gain/(loss) on investments(2)	(0.92)	0.75		0.96	1.15	1.58		3.42	(5.49)

Net increase/(decrease) in net assets resulting from operations	(0.85)	0.74		1.03	1.20	1.63		3.53	(5.29)

Dividends and distributions to shareholders from:
Net investment income	(0.07)	—		(0.13)	(0.06)	(0.05)		(0.12)	(0.14)
Tax return of capital	—	—		—	—	(0.03	)(3)	—	—

Total distributions	(0.07)	—		(0.13)	(0.06)	(0.08)		(0.12)	(0.14)

Net asset value, end of period	$10.47	$11.39		$10.65	$9.75	$8.61		$7.06	$3.65

Total investment return(4)	(7.49)%	6.95	%*	10.62%	13.96%	23.16%		97.55%	(58.85)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$4,069	$4,638		$4,610	$4,976	$5,293		$9,457	$4,333
Ratio of expenses to average net assets	1.50%**	1.50	%**	1.50%	1.50%	1.50%		1.50%	1.40%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.95%**	3.12	%**	2.86%	1.75%	1.75%		1.63%	1.95%
Ratio of net investment income/(loss) to average net assets	1.29%**	(1.09	)%**	0.71%	0.58%	0.58%		1.92%	2.78%
Portfolio turnover rate	56.69%*	6.03	%*	85.97%	115.13%	169.65%		182.26%	86.69%

*	Not annualized.
**	Annualized.
(1)	The Fund changed its fiscal year end to April 30.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Historically, the Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

12

HEITMAN REIT FUND

Financial Highlights

Contained below is per share operating performance data for Class Z Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Z
	For the Six Months Ended October 31, 2013 (Unaudited)	For the One Month Period Ended April 30, 2013(1)		For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$11.46	$10.71		$9.80	$8.66	$7.10		$3.67	$9.12

Net investment income/(loss)(2)	0.09	(0.01)		0.10	0.08	0.06		0.12	0.21
Net realized and unrealized gain/(loss) on investments(2)	(0.94)	0.76		0.97	1.14	1.60		3.44	(5.50)

Net increase/(decrease) in net assets resulting from operations	(0.85)	0.75		1.07	1.22	1.66		3.56	(5.29)

Dividends and distributions to shareholders from:
Net investment income	(0.08)	—		(0.16)	(0.08)	(0.06)		(0.13)	(0.16)
Tax return of capital	—	—		—	—	(0.04	)(3)	—	—

Total distributions	(0.08)	—		(0.16)	(0.08)	(0.10)		(0.13)	(0.16)

Redemption fees	—	—		— (4)	—	—		—	—

Net asset value, end of period	$10.53	$11.46		$10.71	$9.80	$8.66		$7.10	$3.67

Total investment return(5)	(7.38)%	7.00	%*	11.01%	14.27%	23.59%		98.07%	(58.68)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$45,572	$52,013		$48,699	$56,055	$49,863		$41,059	$23,233
Ratio of expenses to average net assets	1.19%**	1.19	%**	1.19%	1.16%	1.19%		1.25%	1.07%
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	1.55%**	1.99	%**	1.35%	1.22%	1.24%		1.32%	1.23%
Ratio of net investment income/(loss)to average net assets	1.60%**	(0.78	)%**	1.02%	0.90%	0.75%		2.20%	2.97%
Portfolio turnover rate	56.69%*	6.03	%*	85.97%	115.13%	169.65%		182.26%	86.69%

*	Not annualized.
**	Annualized.
(1)	The Fund changed its fiscal year end to April 30.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Historically, the Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
(4)	Amount is less than $(0.01) or $0.01 per share.
(5)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

13

HEITMAN REIT FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Heitman REIT Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class Z and Institutional Class Shares. As of October 31, 2013, Institutional Class Shares had not been issued. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where: (i) $1 million or more of up to Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale.

On June 4, 2012, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved at a Meeting of Shareholders held on May 30, 2012, the Fund received substantially all of the assets and liabilities of the Old Mutual Heitman REIT Fund (the “Predecessor Fund”) a series of Old Mutual Funds II. The shareholders of the Predecessor Fund received Class A and Class Z Shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization as noted below. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial statements and financial highlights.

Predecessor Fund (series of Old Mutual Funds II)	Heitman REIT Fund (series of FundVantage Funds)	Net Assets	Shares Outstanding
Class A	Class A	$4,709,877	507,384
Class Z	Class Z	53,259,480	5,703,310

The fiscal year end of the Predecessor Fund was March 31, 2013. Subsequent to March 31, 2013, the Fund changed its fiscal year end to April 30, 2013 to reflect the fiscal year end of the other series of the Trust.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

14

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Common Stocks*	$49,642,031	$49,642,031	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

15

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly to its shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by the Fund, after deducting any available capital loss carryovers are declared and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

REAL ESTATE INVESTMENT TRUSTS (“REIT”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

INDUSTRY AND SECTOR RISK — Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: decreases in demand due to economic recessions; increases in supply due to overbuilding; interest rate changes; changes in zoning laws; changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents. The value of real property, and the REITs that invest in it, may decrease during periods of volatility in the credit markets.

REITs RISK — The Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, his or her proportionate share of similar expenses of the REITs in which the Fund invests.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund

16

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Heitman Real Estate Securities LLC (“Heitman” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Effective June 4, 2012, the Adviser is paid a monthly fee of the Fund’s average daily net assets as shown in the table below:

0.90% of average daily net assets up to $300 million

0.85% of average daily net assets $300 million to $500 million

0.80% of average daily net assets $500 million to $750 million

0.75% of average daily net assets $750 million to $1.0 billion

0.70% of average daily net assets $1.0 billion to $1.5 billion

0.65% of average daily net assets $1.5 billion to $2.0 billion

0.60% of average daily net assets in excess of $2.0 billion

For the period from June 4, 2012 through June 30, 2015, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.50% and 1.19% (on an annual basis) of the Fund’s average daily net assets of Class A Shares and Class Z Shares, respectively, (the “Expense Limitation”). The Expense Limitation shall remain in effect until June 30, 2015, unless the Board of Trustees of the Trust approves its earlier termination.

Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2013, the amount of potential recovery was as follows:

Expiration
April 30, 2016	April 30, 2017
$174,066	$115,676

As of October 31, 2013, investment advisory fees payable to the Adviser were $17,877. For the six months ended October 31, 2013, the Adviser waived fees of $115,676.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

17

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $3,791. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$28,864,036	$30,873,327

4. Capital Share Transactions

For the six months ended October 31, 2013, the one month period ended April 30, 2013 and the year ended March 31, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2013		For the One Month Period Ended		For the Year Ended
	(Unaudited)		April 30, 2013		March 31, 2013
	Shares	Value	Shares	Value	Shares	Value
Class A Shares
Sales	1,631	$18,272	918	$10,226	10,359	$102,912
Reinvestments	2,138	21,981	—	—	5,039	50,830
Redemptions	(22,360)	(238,124)	(26,462)	(292,034)	(93,218)	(947,162)

Net Decrease	(18,591)	$(197,871)	(25,544)	$(281,808)	(77,820)	$(793,420)

Class Z Shares
Sales	5,345	$57,136	33,414	$371,959	267,664	$2,686,985
Reinvestments	14,047	145,323	—	—	36,946	373,604
Redemption Fees*	—	—	—	—	—	7,718
Redemptions	(231,710)	(2,455,216)	(39,361)	(437,585)	(1,479,687)	(14,848,484)

Net Decrease	(212,318)	$(2,252,757)	(5,947)	$(65,626)	(1,175,077)	$(11,780,177)

Institutional Class Shares**
Sales	—	$—	—	$—	—	—
Reinvestments	—	—	—	—	—	—
Redemptions	—	—	—	—	(650,766)	(6,184,798)

Net Decrease	—	$—	—	$—	(650,766)	$(6,184,798)

Total Net Decrease	(230,909)	$(2,450,628)	(31,491)	$(347,434)	(1,903,663)	$(18,758,395)

* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less.

** Information pertains to the Institutional Class Shares of the Predecessor Fund.
5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In

18

HEITMAN REIT FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The Fund has a tax year end of December 31.

For the tax year ended December 31, 2012, the tax character of distributions paid by the Fund was $781,898 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Late Year Loss Deferrals	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$(1,758,528)	$(9,200)	$—	$—	$17,461,704

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$35,249,387

Gross unrealized appreciation	$15,053,122
Gross unrealized depreciation	(660,478)

Net unrealized appreciation	$14,392,644

Accumulated capital losses represent net capital loss carry forwards as of December 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first taxable year end subject to the Modernization Act was December 31, 2011.

As of December 31, 2012, the Fund had pre-enactment capital loss carryforwards of $1,758,528 and if not utilized against future capital gains, this capital loss carryforward will expire in 2017. There were no post-enactment capital loss carryforwards. During the tax year ended December 31, 2012, the Fund utilized $6,954,255 of prior year capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

HEITMAN REIT FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 434-8626 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

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Investment Adviser

Heitman Real Estate Securities LLC

191 North Wacker Drive

Suite 2500

Chicago, IL 60606

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear Lateef Fund Shareholder:

As we end the third quarter with the first government shutdown in nearly two decades, we should pause to remember that instances of high macroeconomic uncertainty have often provided opportunities to find new companies that meet our investment criteria. A broad sell off, much like the one we witnessed at the end of 2012, eventually leads to a revaluation once concerns have faded. Our two best performers this quarter, Wynn Resorts (WYNN) and Stanley Black & Decker (SWK), provide such an example. We originally purchased Wynn in July 2012. With 70% of consolidated revenues generated in Macau, fears over a slowing Chinese economy weighed heavily on Wynn’s valuation. Despite the near-term uncertainty surrounding the rate of growth in Macau gaming, the gaming market was still expected to grow at a double-digit rate. Also, as one of only three companies with concessions to build gaming properties in Macau, Wynn was poised for growth. We similarly purchased Stanley Black & Decker in September 2012, as headlines of a slow European recovery overshadowed its strong tools business and managerial growth initiatives in emerging markets, industrials, and commercial security. As we move into another quarter of high market uncertainty, we will continue to search for opportunities to re-position our portfolio with new growth ideas that meet our proven investment criteria.

Our current portfolio exhibits attractive characteristics that reflect our strategy’s investment criteria. Compared to the S&P 500’s expected earnings per share growth in 2013 of 9.9%, the Lateef Fund’s holdings are expected to grow earnings collectively by 14.8%. Our preference for companies with high returns on capital and management teams who allocate capital in the best interests of shareholders is best measured through economic value added. Economic value added spread is simply the difference between a company’s return on invested capital and its cost of capital. Whereas great capital allocators that reinvest company cash flows in high return opportunities earn higher economic value added spreads, companies that fail to meet their cost of capital or make share repurchases regardless of valuation would earn a low or negative economic value added spread. The Lateef Fund economic value added spread of 2.5% exceeds the S&P 500 economic value added spread of 1.0%.

We believe the companies in our portfolio remain well positioned to achieve continued growth and economic value creation. During the quarter, we bought Trimble Navigation (TRMB), Twenty-First Century Fox (FOXA), Tyco International (TYC), Progressive (PGR), Towers Watson (TW), and Aon (AON). We sold Qualcomm (QCOM), which we discussed in our last letter, and Express Scripts (ESRX).

Q3 Purchases:

Trimble Navigation provides technology solutions that enable professionals and field mobile workers to improve and transform their work processes. Examples of its products include equipment that automate tractors and bulldozers, surveying instruments, fleet tracking systems, data collection systems, and in-vehicle navigation and telematics systems. Trimble’s products are sold based on return on investment and frequently provide other benefits such as lower operational costs, higher productivity, improved quality, enhanced safety and compliance, and reduced environmental impact.

1

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

Trimble helps customers increase productivity and asset utilization. We believe that this value proposition helps shield the company from the underlying cyclicality in construction and agriculture, its largest end markets. It was fears of cyclicality in these verticals that caused Trimble to underperform the wider market thus far this year. Given its end markets, Trimble has the ability to grow revenues at a minimum 10% rate. Essentially, the need to use scarce resources of land and water in both developed and developing geographies combined with the necessity to drive higher utilizations from high fixed costs assets offers an attractive exposure to the long term, attractively growing end markets. The company’s recurring revenues (in the mid-20% of revenue) should grow over the next few years as the company continues shifting towards a more complete enterprise solution for its customers, raising the mix of higher margin subscription and maintenance revenue in the process. There is upside to this based on new customers, incremental revenue to existing customers, and accelerated emerging market penetration. Added to this organic growth is an expectation of added growth from acquisitions. Finally, management remains conservative with their outlook. Their three-year goals assume no acceleration or positive change to the global macro-economic environment. This should offer some level of margin in our assumptions and the potential for incremental upside.

We added to our exposure in media through Twenty-First Century Fox. Media has traditionally been a business with high fixed costs and oligopolistic distribution channels. However, the changing technology landscape has enhanced content owners’ ability to create wealth. Specifically, international expansion and new distribution platforms have created new channels to monetize domestic content. Since spinning off from News Corp in June 2013, Fox shed itself of News Corp’s publishing assets and now focuses on cable network programming, local broadcasting, motion pictures, and television stations. Roughly 44% of its revenues are generated from affiliate and subscription fees, which are under long-term contracts with fixed price escalators, giving us high visibility into the company’s future revenues. Over the next few years, Fox plans to raise investments in content and higher return opportunities, such as expanding its franchises to new countries, distributing greater amounts of owned content abroad, and increasing its access to sports content both within the U.S. and globally. Internationally, its efforts will be buoyed by continued growth in paid TV penetration. Within the U.S., as an owner of local broadcast content, Fox will also benefit from the renegotiation of retransmission fees, potentially doubling such fees from 2014 to 2017 and earning high incremental margins.

Fox’s improving capital allocation discipline could also enhance shareholder returns. After spinning off its publishing assets, Fox only needs $2-3B of cash to fund its ongoing operations. Management has guided to roughly $7B of excess capital that could be reinvested or returned to shareholders through higher dividends and share repurchases. Given its $6.7B of cash on hand and its targeted Debt/Earnings Before Interest, Taxes, Depreciation and Amortization of 2.5-3.0x, Fox will have $7B of capital available to either reinvest in high return opportunities or pay back shareholders. We believe that Fox’s growth initiatives coupled with the reallocation of capital to higher return opportunities will allow Fox to reach high-single digit revenue growth and mid-to-low double digit earnings before interest, taxes, depreciation and amortization growth.

2

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

The theme of more efficient allocation of capital post spin-off also applied to our purchase of Tyco International. Tyco spun off Covidien and TE Connectivity in 2007, Pentair in 2011, and finally ADT in 2012. Today, Tyco is the leader in commercial fire and security, providing video and access control products, anti-theft and electronic surveillance systems, and fire detection and suppression systems, along with associated monitoring and services to its customers. Since spinning off ADT, Tyco has become a less capital-intensive business. For this reason, we believe its return on invested capital will rise above historically reported levels. Management targets 5% organic growth over the next 3-5 years and intends to reach this by providing greater service in its direct channel, creating specified solutions for niche industry verticals, and expanding further into emerging markets. A slowly recovering European market and potential bolt-on acquisitions provide additional upside to top-line growth. Further, as the clear leader in a fragmented industry with relatively high barriers to entry, Tyco can gain share from smaller regional and local players over time. Management has also implemented a range of cost-savings initiatives, such as setting minimum margin targets for projects, centralizing procurement, and consolidating back offices and facilities, all aimed at expanding operating margins to 15-16% by 2015. With mid-to-high single-digit growth and potential margin expansion, Tyco will ramp up its free cash flow in the coming years. Given that free cash flow conversion is regularly in the 90-100% range, we believe Tyco can double its free cash flow over the next five years. Tyco’s valuation will improve as the market re-prices it for a higher post-split return on invested capital and cash flow generation.

We also purchased Progressive during the quarter. Progressive is the fourth largest personal auto insurer and third largest commercial auto insurer in the U.S. Compared to peers that have struggled to meet their costs of capital, Progressive has distinguished itself by using its superior pricing models and efficient claims adjustments to routinely generate returns on equity that are between 500 to 1000 bps over its cost of capital. Its unparalleled use of data mining has started several revolutions of pricing segmentation, such as the use of credit scores, which have become industry standards. Progressive’s latest innovation, an in-car monitoring device named Snapshot, has the potential to further segment its drivers by determining the specific habits of individual drivers.

Progressive will further benefit from a recovery in auto sales and higher interest rates. As U.S. auto sales return to pre-2007 levels of over 16 million annually, higher insured values on new autos would provide industry growth. Further, with industry turnover at roughly 10% per year, nearly $18 billion of premiums can be won each year. Rising interest rates are generally considered negative for insurance companies, especially if the rates are a harbinger of inflation. However, Progressive, with policies that re-price on a 6-month basis and a very short duration portfolio that earns interest on its float, is one of the few insurance companies that benefit from an increase in rates. The steadily declining interest rate environment over the past three decades has greatly reduced the value of this float. Our analysis indicates that a 100 basis point rise in rates is worth roughly $0.20 per share in after tax earnings. With adjusted earnings in 2012 of $1.15 per share, an upward swing in interest rates would have a meaningful impact on Progressive.

3

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

Towers Watson is a professional services firm that specializes in benefits, talent management, rewards, and risk and capital management. The company offers consulting services in benefit and human capital management, advises insurance companies regarding risk management, and helps clients in all industries mitigate risk through insurance and capital market transactions. Its Exchange Solutions business currently operates the largest private Medicare insurance exchange in the U.S.

Aon is a professional service firm that focuses on risk and people. It is the leading global provider of risk management services, insurance and reinsurance brokerage, and human resource consulting and outsourcing. Aon grew its presence in human resource consulting through its acquisition of Hewitt Associates in 2010. The company is also the early stages of offering health insurance exchanges.

Towers Watson and Aon are leaders in private health insurance exchanges. While the public federal exchange has received heavy scrutiny in recent weeks, private exchanges created by companies such as Towers Watson, Aon, and Marsh & McLennan continue to convert large employers over to their exchanges for active and retired employees. Companies such as IBM, Walgreens, and Time Warner are a few examples of first movers that have shifted to these privately-run exchanges. We believe this to be part of a larger trend reminiscent of the shift of pension funding from defined benefit to defined contribution.

Health insurance exchanges present an opportunity for employers to outsource a non-core competency while also creating a defined contribution system for health insurance. Rather than managing individual employees’ plans, a human resource professional simply has to manage the exchange. This burden on human resource departments only grows as the number of employees and retirees grows at large employers. Towers Watson and Aon have existing consulting businesses that are embedded in the human resource department of Fortune 500 companies, giving them an advantage over other firms pushing to set up private exchanges.

Q3 Sales:

We sold Express Scripts due to changing industry dynamics that have created uncertainty in future revenue growth and margins. We believe that the company’s original growth drivers have been dampened and that the market is not fully factoring in the magnitude of the risks from healthcare exchanges. Additionally, with generic penetration over 80%, higher rates of mail delivery, and fewer potential acquisition targets, sustaining high rates of growth will be increasingly challenging. New growth initiatives targeting areas such as specialty and biosimilar drugs will also be more challenging given their longer and more difficult benefit curves.

The changing model of the healthcare industry suggests that participants will increasingly enter insurance plans through new and more efficient gatekeepers. As insurance exchanges become more prevalent, a greater number of lives will enter plans that pay less profit per script to Express Scripts than traditional employer-sponsored plans. Express Scripts had historically maintained relationships with Fortune 500 companies and their human resource departments to raise switching costs. This income will be lost as

4

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

companies convert to exchanges, increasing pressure on Express Scripts’ margins. While the bull case believes that pharmaceutical volumes will increase with a greater number of insured lives, this assumes that Express Scripts maintains its market share of, not lives, but prescriptions. We believe that Wall Street’s complacent view on Express Scripts’ prospects will eventually be followed by downward revisions. Given its slowing growth prospects and oncoming lower profitability, Express Scripts warranted a reduction in its terminal multiple and growth rate, making it fairly valued at current levels.

Q3 Leaders:

During the third quarter, The Fund’s top three performers were Wynn Resorts (WYNN), Stanley Black & Decker (SWK), and Robert Half International (RHI).1

Wynn’s second quarter earnings were largely in line with estimates. Underwhelming property level earnings before interest, taxes, depreciation and amortization in Macau was more than offset by results in Las Vegas, which drove its share price higher on signs of a faster Las Vegas recovery. Whereas property level earnings before interest, taxes, depreciation and amortization declined 4% quarter-over-quarter in Macau, it increased 66% in Las Vegas. The decline in Macau was attributed to a lower mix of higher-margin, direct VIP and premium mass-market gaming; however, management later discussed that premium mass-market volumes were rebounding, which alleviated some competitive concerns held by the market. Management also discussed its new properties, signing a guaranteed maximum price contract for Cotai of $4 billion, and bidding on new facilities in Boston and Philadelphia that are capable of generating $400-to-$500 million of earnings. Wynn’s Macau exposure and capital allocation prowess continue to make it attractive at current price levels.

Stanley Black & Decker’s second quarter results beat expectations as the company benefited from its initiatives to accelerate organic growth. Organic growth of 5% was largely supported by a 12% rise in emerging market sales. Acquisitions added 7% growth, bringing total revenue growth to 12% in the quarter. Outside of strong international results in its hand tools and power tools business, its industrials business was buoyed by infrastructure builds in the U.S. oil and gas industry. These helped offset continued weak results from commercial security in Europe. Management remains committed to using its organic growth initiatives in emerging markets, commercial security, and industrials to generate $850 million of revenue and $200 million of operating income over the next three years. This incremental margin of 23.5% will help raise the company’s overall operating margins from roughly 12% to mid-double digits. We will continue to monitor the company’s growth initiatives and margin expansion potential relative to its valuation.

Robert Half’s second quarter results beat estimates, as the company recovered from a temporary pullback in the first quarter.

[1]	As of 9/30/13, Wynn Resorts (WYNN) was a 6.3% weight, Stanley Black & Decker (SWK) was a 6.0% weight, and Robert Half International (RHI) was a 4.9% weight in the Fund.

5

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

Although revenue growth was only 3% compared to the same quarter last year, earnings per share grew 21% through better expense control and higher margin mix. Robert Half’s European business showed signs of bottoming, posting a 6.5% sequential decline compared to its first quarter decline of 11.6%. We believe that Robert Half is still in the early innings of growth as we are still many years away from full employment in the U.S. Long term, we believe temporary staffing, which currently stands at 2% of total U.S. workforce, will rise as employers realize the benefits of a flexible workforce. More importantly, the company remains well positioned to help employers find candidates in areas with staffing shortages, such as technology and healthcare.

Q3 Laggards:

During the third quarter, our bottom three performers were Qualcomm (QCOM), Tyco International (TYC) and T. Rowe Price Group (TROW).2

Qualcomm’s June quarter end sales grew 35% versus the same quarter a year ago, but earnings per share only grew 21%. The company guided to full-year earnings of $4.48-$4.56 per share, an increase of 23% y/y. Qualcomm’s shares have rebounded since our sale. However, as we look forward to the next 3-5 years, we believe Qualcomm has reached a tipping point and the rapid growth of revenues and margin has ended. As the high-end phone market becomes a replacement market, growth will come from less profitable, more competitive markets. Further, Qualcomm has struggled to displace low-end chip competition and will soon be facing well-financed new entrants, such as Intel and Broadcom, in high-end chips. We were also disappointed with Qualcomm’s use of capital, as their policies did not generate value for shareholders. Over the past 7 years, Qualcomm has repurchased over $10 billion worth of stock, yet its share count is up 4%.

As a third quarter addition to the Fund highlighted above, Tyco’s June quarter end results beat the company’s guidance and street estimates, but its fourth-quarter guidance fell short of street expectations. While the company faces near-term challenges in its end markets, particularly in Europe, we believe it remains on track to meet long-term performance goals. We will continue to monitor the company’s end markets, non-residential construction activity, and its internal margin expansion initiatives.

T. Rowe Price declined following its second quarter results and saw a decline in its assets under management. An $8 billion outflow in institutional assets offset a market appreciation of $4.6 billion, lowering total assets under management from $617 billion to $614 billion. T. Rowe’s family of funds remains best in class, with 78% of mutual funds outperforming on a 3-year basis and 81% of funds outperforming on a 10-year basis.

[2]	As of 9/30/13, Qualcomm (QCOM) was no longer held, Tyco International (TYC) was a 2.8% weight, and T. Rowe Price Group (TROW) was a 4.0% weight in the Fund.

6

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2013

(Unaudited)

Further, 79% of its funds have 4- or 5-star Morningstar ratings. 3 We believe that T. Rowe remains a leader in the asset management industry and that its strong culture and consistent performance will help it outgrow the market over the long term. Further, as tapering ends and interest rates gradually inflect from today’s lows, T. Rowe will benefit from a category shift away from fixed income into equities in the form of higher inflows and equity values.

We remain positive on the outlook for equities and believe that the companies in our portfolio are positioned to deliver greater than S&P 500 earnings growth. Capturing the most growth for the fewest dollars is a simple concept that we have seen work wonders over our investment careers. We remain confident in the earnings power and potential for revaluation of the companies in our portfolio.

The Fund was up 9.43% net of fees for the quarter ended 9/30/13 versus 5.24% for the S&P 500. In October 2013, the Fund gained 1.29% and rose 20.31% year to date versus 4.60% and 25.30% for the S&P 500 respectively. The annualized, since inception (September 2007) return through October 31, 2013 for the Fund was +6.55% (Class I shares) versus the S&P 500’s +5.12%.4

Thank you for your ongoing support and confidence. We look forward to communicating with you in the near future.

Sincerely,

Lateef Investment Management

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2013 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund, its holdings or the markets. Discussion of particular Fund holdings is not intended as a recommendation to buy, hold or sell those securities. The Fund’s portfolio composition is subject to change. Current and future portfolio holdings are subject to investment risks. Actual events may differ from the earnings projections and other forward-looking statements presented herein. Visit www.lateef.com to see the Fund’s most recently published holding list.

[3]

A Morningstar overall rating is based on a weighted average of a fund’s three-, five- and ten-year risk-adjusted total returns. Funds are rated in investment categories defined by Morningstar. The top 10% of funds in each category receive 5 stars while the next 22.5% receive 4 stars. Ratings are subject to change monthly and do not guarantee future results.

[4]	For purposes of this letter, we utilize the investment returns for the Lateef Fund Institutional Class I shares (ticker: LIMIX). See the next page for more complete performance information.

7

LATEEF FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	Six				Since
	Months†	1 Year	3 Years	5 Years	Inception*
Class A Shares (without sales charge)	11.65%	23.62%	15.61%	15.17%	6.26%
Class A Shares (with sales charge)	6.03%	17.43%	13.67%	13.98%	5.38%
Class C Shares	11.25%	22.75%	14.77%	14.32%	5.43%
Class I Shares	11.82%	23.95%	15.91%	15.47%	6.55%
Russell 3000® Index	12.01%	28.99%	16.89%	15.94%	5.57%**
S&P 500® Index	11.15%	27.18%	16.56%	15.17%	5.12%**

†	Not Annualized.

*	The Lateef Fund (the “Fund”) commenced operations on September 6, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 499-2151.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.00%. All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 1.45% and 1.24% for Class A Shares, 2.19% and 1.99% for Class C Shares and 1.19% and 0.99% for Class I Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. For the period September 1, 2010 through August 31, 2014, Lateef Investment Management, L.P. (“the Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”) and the Russell 3000® Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

8

LATEEF FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2013 through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

LATEEF FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Lateef Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2013	October 31, 2013	During Period*
Class A Shares
Actual	$1,000.00	$1,116.50	$6.61
Hypothetical (5% return before expenses)	1,000.00	1,018.96	6.31
Class C Shares
Actual	$1,000.00	$1,112.50	$10.60
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11
Class I Shares
Actual	$1,000.00	$1,118.20	$5.29
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2013 of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 11.65%, 11.25%, and 11.82% for Class A, Class C, and Class I Shares, respectively.

10

LATEEF FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Electronics	11.4%	$91,252,834
Commercial Services	10.9	87,244,968
Lodging	9.4	75,346,934
Media	9.4	75,339,006
Industrial	9.2	73,739,162
Technology	8.9	71,171,456
Diversified Financial Services	8.6	68,264,134
Financial	8.1	64,318,444
Consumer, Non-cyclical	5.4	43,265,797
Hand/Machine Tools	5.1	40,664,993
Machinery-Diversified	4.5	36,230,255
Computers	3.9	30,662,243
Software	3.5	27,457,813
Other Assets In Excess of Liabilities	1.7	13,673,825

NET ASSETS	100.0%	$798,631,864

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

LATEEF FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 98.3%
Commercial Services — 10.9%
MasterCard, Inc., Class A	46,700	$33,488,570
Robert Half International, Inc.	979,209	37,728,923
Towers Watson & Co., Class A	139,600	16,027,475

		87,244,968

Computers — 3.9%
EMC Corp.	1,273,878	30,662,243

Consumer, Non-cyclical — 5.4%
Hospira, Inc.*	1,067,764	43,265,797

Diversified Financial Services — 8.6%
Affiliated Managers Group, Inc.*	177,116	34,969,783
T. Rowe Price Group, Inc.	430,104	33,294,351

		68,264,134

Electronics — 11.4%
AMETEK, Inc.	1,185,000	56,678,550
Waters Corp.*	342,591	34,574,284

		91,252,834

Financial — 8.1%
Aon PLC (United Kingdom)	366,286	28,969,560
Progressive Corp. (The)	1,361,143	35,348,884

		64,318,444

Hand/Machine Tools — 5.1%
Stanley Black & Decker, Inc.	514,161	40,664,993

Industrial — 9.2%
Trimble Navigation Ltd.*	1,221,057	34,885,598
Tyco International, Ltd. (Switzerland)	1,063,025	38,853,564

		73,739,162

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Lodging — 9.4%
Starwood Hotels & Resorts
Worldwide, Inc.	495,127	$36,451,250
Wynn Resorts, Ltd.	233,959	38,895,684

		75,346,934

Machinery-Diversified — 4.5%
Wabtec Corp.	555,764	36,230,255

Media — 9.4%
Scripps Networks Interactive, Inc., Class A	478,508	38,519,894
Twenty-First Century Fox, Inc.	1,080,373	36,819,112

		75,339,006

Software — 3.5%
ANSYS, Inc.*	313,983	27,457,813

Technology — 8.9%
Accenture PLC, Class A (Ireland)	501,333	36,847,976
Motorola Solutions, Inc.	549,000	34,323,480

		71,171,456

TOTAL COMMON STOCKS (Cost $645,621,409)		784,958,039

TOTAL INVESTMENTS - 98.3% (Cost $645,621,409)		784,958,039

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		13,673,825

NET ASSETS - 100.0%		$798,631,864

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

12

LATEEF FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $645,621,409)	$784,958,039
Cash	25,822,020
Receivable for investments sold	15,964,975
Receivable for capital shares sold	1,864,080
Dividends and interest receivable	675,673
Prepaid expenses and other assets	131,272

Total assets	829,416,059

Liabilities
Payable for investments purchased	29,171,025
Payable for capital shares redeemed	854,891
Payable to Investment Adviser	507,003
Payable for administration and accounting fees	86,808
Payable for distribution fees	59,768
Payable for transfer agent fees	29,687
Payable for custodian fees	24,349
Payable for shareholder service fees	10,035
Accrued expenses	40,629

Total liabilities	30,784,195

Net Assets	$798,631,864

Net Assets Consisted of:
Capital stock, $0.01 par value	$570,063
Paid-in capital	619,688,265
Accumulated net investment gain	332,423
Accumulated net realized gain from investments	38,704,483
Net unrealized appreciation on investments	139,336,630

Net Assets	$798,631,864

Class A:
Net asset value, offering and redemption price per share ($141,059,871 / 10,145,754)	$13.90

Maximum offering price per share (100/95 of $13.90)	$14.63

Class C:
Net asset value, offering and redemption price per share ($47,889,953 / 3,614,917)	$13.25

Class I:
Net asset value, offering and redemption price per share ($609,682,040 / 43,245,605)	$14.10

The accompanying notes are an integral part of the financial statements.

13

LATEEF FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Dividends	$4,364,557
Less: foreign taxes withheld	(40,201)
Interest	5,113

Total investment income	4,329,469

Expenses
Advisory fees (Note 2)	3,592,239
Administration and accounting fees (Note 2)	247,155
Distribution fees (Class C) (Note 2)	165,631
Distribution fees (Class A) (Note 2)	164,047
Transfer agent fees (Note 2)	158,164
Shareholder services fees	55,210
Legal fees	42,130
Custodian fees (Note 2)	35,304
Trustees’ and officers’ fees (Note 2)	34,728
Registration and filing fees	32,445
Printing and shareholder reporting fees	26,068
Audit fees	13,134
Other expenses	23,057

Total expenses before waivers and reimbursements	4,589,312

Less: waivers and reimbursements (Note 2)	(592,266)

Net expenses after waivers and reimbursements	3,997,046

Net investment income	332,423

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	37,765,378
Net change in unrealized appreciation on investments	41,473,539

Net realized and unrealized gain on investments	79,238,917

Net increase in net assets resulting from operations	$79,571,340

The accompanying notes are an integral part of the financial statements.

14

LATEEF FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase in net assets from operations:
Net investment income	$ 332,423	$797,065
Net realized gain from investments	37,765,378	15,407,846
Net change in unrealized appreciation from investments	41,473,539	36,281,298

Net increase in net assets resulting from operations:	79,571,340	52,486,209

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	—	(148,004)
Class I	—	(1,338,244)

Total net investment income	—	(1,486,248)

Net realized capital gains:
Class A	—	(3,529,397)
Class I	—	(1,354,257)
Class C	—	(13,498,766)

Total net realized capital gains	—	(18,382,420)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	72,616,656	218,211,443

Total increase in net assets	152,187,996	250,828,984

Net assets
Beginning of period	646,443,868	395,614,884

End of period	$798,631,864	$646,443,868

Accumulated net investment income, end of period	$ 332,423	$—

The accompanying notes are an integral part of the financial statements.

15

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Per Share Operating Performance
Net asset value, beginning of period	$ 12.45		$11.73	$10.76	$9.07	$6.91	$9.36

Net investment gain/(loss)(1)	—	(2)	— (2)	(0.05)	(0.04)	(0.05)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.45		1.23	1.02	1.73	2.21	(2.37)

Net increase/(decrease) in net assets resulting from operations	1.45		1.23	0.97	1.69	2.16	(2.45)

Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	—	—	—	—
Net realized capital gains	—		(0.49)	—	—	—	—

Total dividends and distributions to shareholders	—		(0.51)	—	—	—	—

Net asset value, end of period	$ 13.90		$12.45	$11.73	$10.76	$9.07	$6.91

Total investment return(3)	11.65%		10.92%	9.02%	18.63%	31.26%	(26.18)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$141,060		$120,871	$82,128	$68,230	$46,570	$34,955
Ratio of expenses to average net assets	1.24	%(4)	1.24%	1.24%	1.30%	1.76%	2.06%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.40	%(4)	1.45%	1.50%	1.59%	1.93%	—%
Ratio of net investment income/(loss) to average net assets	(0.05	)%(4)	0.04%	(0.44)%	(0.38)%	(0.60)%	(1.02)%
Portfolio turnover rate	32.26	%(6)	28.29%	35.98%	31.77%	17.64%	51.89%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

16

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Per Share Operating Performance
Net asset value, beginning of period	$ 11.91		$11.30	$10.45	$8.87	$6.81	$9.31

Net investment (loss)(1)	(0.05)		(0.08)	(0.12)	(0.10)	(0.11)	(0.13)
Net realized and unrealized gain/(loss) on investments(1)	1.39		1.18	0.97	1.68	2.17	(2.37)

Net increase/(decrease) in net assets resulting from operations	1.34		1.10	0.85	1.58	2.06	(2.50)

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.49)	—	—	—	—

Net asset value, end of period	$ 13.25		$11.91	$11.30	$10.45	$8.87	$6.81

Total investment return(2)	11.25%		10.14%	8.13%	17.81%	30.25%	(26.85)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$47,890		$39,133	$30,363	$28,086	$26,081	$18,042
Ratio of expenses to average net assets	1.99	%(3)	1.99%	1.99%	2.05%	2.51%	2.81%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.15	%(3)	2.19%	2.25%	2.34%	2.68%	—%
Ratio of net investment loss to average net assets	(0.80	)%(3)	(0.71)%	(1.19)%	(1.13)%	(1.35)%	(1.77)%
Portfolio turnover rate	32.26	%(5)	28.29%	35.98%	31.77%	17.64%	51.89%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

17

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Per Share Operating Performance
Net asset value, beginning of period	$ 12.61		$11.87	$10.87	$9.13	$6.94	$9.37

Net investment gain/(loss)(1)	0.01		0.03	(0.02)	(0.01)	(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.48		1.25	1.02	1.75	2.22	(2.37)

Net increase/(decrease) in net assets resulting from operations	1.49		1.28	1.00	1.74	2.19	(2.43)

Dividends and distributions to shareholders from:
Net investment income	—		(0.05)	—	—	—	—
Net realized capital gains	—		(0.49)	—	—	—	—

Total dividends and distributions to shareholder	—		(0.54)	—	—	—	—

Net asset value, end of period	$ 14.10		$12.61	$11.87	$10.87	$9.13	$6.94

Total investment return(2)	11.82%		11.22%	9.20%	19.06%	31.56%	(25.93)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$609,682		$486,440	$283,124	$157,616	$74,896	$21,508
Ratio of expenses to average net assets	0.99	%(3)	0.99%	0.99%	1.05%	1.48%	1.81%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.15	%(3)	1.19%	1.25%	1.34%	1.68%	—%
Ratio of net investment income/(loss) to average net assets	0.20	%(3)	0.29%	(0.19)%	(0.13)%	(0.35)%	(0.77)%
Portfolio turnover rate	32.26	%(5)	28.29%	35.98%	31.77%	17.64%	51.89%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

LATEEF FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Lateef Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

19

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Investments in Securities*	$784,958,039	$784,958,039	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase

20

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

21

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Options — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy put and call options and write covered call and secured put options, all to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

During the six months ended October 31, 2013, the Fund did not enter into written option contracts.

2. Transactions with Affiliates and Related Parties

Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets under $500 million; 0.95% of the Fund’s average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund’s average daily net assets of $1 billion and over. For the period September 1, 2010 through August 31, 2014, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the

22

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

“Trust”) approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund.

As of October 31, 2013, investment advisory fees payable to the Adviser were $507,003. For the six months ended October 31, 2013, the Adviser waived fees of $592,266.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $35,128. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

23

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$342,928,053	$216,837,326

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2013		For the Year Ended
	(Unaudited)		April 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares
Sales	1,419,625	$18,728,746	4,571,005	$54,491,868
Reinvestments	—	—	266,446	3,024,158
Redemption Fees*	—	1,090	—	4,836
Redemptions	(982,824)	(12,919,484)	(2,130,571)	(25,055,463)

Net Increase	436,801	$5,810,352	2,706,880	$32,465,399

Class C Shares
Sales	528,009	$6,622,840	908,569	$10,313,257
Reinvestments	—	—	84,512	920,331
Redemption Fees*	—	317	—	1,689
Redemptions	(199,632)	(2,509,940)	(392,736)	(4,408,230)

Net Increase	328,377	$4,113,217	600,345	$6,827,047

Class I Shares
Sales	9,225,135	$123,303,654	21,998,480	$265,818,046
Reinvestments	—	—	472,418	5,423,355
Redemption Fees*	—	7,341	—	18,042
Redemptions	(4,561,955)	(60,617,908)	(7,738,064)	(92,340,446)

Net Increase	4,663,180	$62,693,087	14,732,834	$178,918,997

Total Increase	5,428,358	$72,616,656	18,040,059	$218,211,443

* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

24

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2013, the tax characters of distributions paid by the Fund was $1,486,248 of ordinary income dividends and $18,382,420 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$673,088	$266,018	$97,863,090

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$645,621,409

Gross unrealized appreciation	142,048,939
Gross unrealized depreciation	(2,712,309)

Net unrealized appreciation	$139,336,630

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year

25

LATEEF FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

end subject to the Modernization Act was April 30, 2012. As of April 30, 2013 the Fund did not have any capital loss carry forwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

LATEEF FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 499-2151 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

27

Investment Adviser

Lateef Investment Management, L.P.

300 Drakes Landing Road

Suite 210

Greenbrae, CA 94904

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LATEEF FUND

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund.

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Securities Fund

Performance Data

October 31, 2013 (Unaudited)

Credit Quality as of October 31, 2013

(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the fund, and not the fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•  Top-down macroeconomic analysis of interest rate trends

•  Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•  As of October 31, 2013, AMG manages $1.2 billion in mutual fund assets. In addition, AMG personnel also manage approximately $1.6 billion in assets on behalf of Bank of Hawaii clients.

1

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Securities Fund

Performance Data (Concluded)

October 31, 2013 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y Shares	-3.07%	-1.61%	3.09%	4.87%	3.52%
Barclays Capital Hawaii Municipal Bond Index	-2.05%	-1.21%	3.43%	5.75%	4.36%

*Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares, as disclosed in the Fund’s prospectus dated September 1, 2013, are 0.31% and 0.11%, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its Advisory fees until August 31, 2015. The waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust. Additional information pertaining to the Fund’s expense ratio for the six months ended October 31, 2013 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of Advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

2

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Short Intermediate Securities Fund

Performance Data

October 31, 2013 (Unaudited)

Credit Quality as of October 31, 2013

(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the fund, and not the fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•  Top-down macroeconomic analysis of interest rate trends

•  Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•  As of October 31, 2013, AMG manages $1.2 billion in mutual fund assets. In addition, AMG personnel also manage approximately $1.6 billion in assets on behalf of Bank of Hawaii clients.

3

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Short Intermediate Securities Fund

Performance Data (Concluded)

October 31, 2013 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y Shares	-0.73%	-0.06%	1.09%	1.95%	2.03%
Barclays Capital Hawaii 3-Year Municipal Bond Index	0.73%	1.22%	1.75%	3.13%	2.95%

*Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares, as disclosed in the Fund’s prospectus dated September 1, 2013, are 0.46% and 0.26%, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its Advisory fees until August 31, 2015. The waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust. Additional information pertaining to the Fund’s expense ratio for the six months ended October 31, 2013 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Short Intermediate Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of Advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

4

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2013 and held for the entire period through October 31, 2013.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2013 (Unaudited)

		Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*	Expense Ratio During Period**
Pacific Capital Tax-Free Securities Fund
Actual Fund Return	Class Y	$1,000.00	$ 969.30	$0.55	0.11%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.65	0.56	0.11%
Pacific Capital Tax-Free Short Intermediate Securities Fund
Actual Fund Return	Class Y	$1,000.00	$ 992.70	$1.10	0.22%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.10	1.12	0.22%

*

Expenses are equal to the average account value times a Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (184) divided by the number of days in the fiscal year (365). The Funds’ ending account values on the first line in each table are based on the actual six month total returns of (3.07)% for the Pacific Capital Tax-Free Securities Fund and (0.73)% for the Pacific Capital Tax-Free Short Intermediate Securities Fund.

**	Annualized.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

October 31, 2013

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 97.0%
Arizona — 2.1%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	5,630,500

California — 1.0%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	2,651,700

Florida — 1.0%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	2,300,000	2,631,890

Georgia — 2.2%
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	220,000	222,178
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	4,910,000	5,464,683

		5,686,861

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — 78.9%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	374,831
County of Kauai GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,024,780
County of Kauai GO, Series A, Prerefunded 08/01/15 at 100, 5.00%, 08/01/23, (NATL-RE, FGIC Insured)	600,000	648,540
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,186,401
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,908,165
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	595,000	615,795
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,908,414
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,550,744
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	1,500,000	1,651,500
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/32	1,500,000	1,616,280

The accompanying notes are an integral part of the financial statements.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Halekauwila Place, Series A, Callable 06/01/14 at 100, 0.70%, 12/01/15	1,000,000	1,000,630
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,241,778
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,900,000	4,053,153
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,350,000	1,553,918
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,889,480
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,170,240

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/21	405,000	429,656
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	515,760
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	500,000	533,500
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, Callable 11/29/13 at 100, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,003,960
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,383,050
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	550,583

The accompanying notes are an integral part of the financial statements.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	537,985
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	861,831
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/22	2,405,000	2,892,782
Hawaii State GO, Refunding, Series EF, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,200,000	1,407,468
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	435,000	435,000
Hawaii State GO, Series CM, 6.50%, 12/01/13, (NATL-RE, FGIC Insured)	5,000,000	5,025,900
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	875,752
Hawaii State GO, Series DD, Callable 05/01/14 at 100, 5.00%, 05/01/17, (NATL-RE Insured)	1,000,000	1,023,540
Hawaii State GO, Series DD, Unrefunded Portion, Callable 05/01/14 at 100, 5.00%, 05/01/18, (NATL-RE Insured)	1,560,000	1,596,722

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,068,890
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	1,001,241
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	126,291
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	1,025,000	1,140,046
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,582,840
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/23	3,100,000	3,530,249
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,295,170
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,000,000	1,080,540
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,637,175
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	2,150,914
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,580,290

The accompanying notes are an integral part of the financial statements.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	3,000,000	3,372,330
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,201,940
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	5,000,000	5,460,850
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,035,676
Hawaii State GO, Series EE, 5.00%, 11/01/22	2,000,000	2,405,640
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	745,000	844,674
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/29	3,800,000	4,220,850
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	207,806
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	236,870
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,218,790
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,212,152

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,184,420
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,123,217
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,236,581
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/31	3,025,000	3,264,156
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/14 at 100, 4.75%, 07/01/18, (NATL-RE, FGIC Insured)	1,000,000	1,029,720
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,590,870
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.75%, 07/01/31, (NATL-RE Insured)	2,000,000	2,085,500

The accompanying notes are an integral part of the financial statements.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,554,812
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 4.50%, 07/01/28	1,500,000	1,603,020
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,425,710
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,425,873
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,833,950
Honolulu City & County GO, Series A, 5.00%, 11/01/18	2,515,000	2,975,119

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	6,731,500
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,446,280
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,407,440
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,237,583
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	5,195,000	5,595,223
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,373,226
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	2,000,000	2,154,080
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,865,000	2,026,658

The accompanying notes are an integral part of the financial statements.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/36	5,000,000	4,796,450
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	5,000,000	4,762,450
Honolulu City & County GO, Series B, Refunding, Callable 12/01/20 at 100, 5.00%, 12/01/34	1,500,000	1,618,395
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,154,080
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	272,602
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	3,500,000	4,030,670
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured)	4,165,000	4,485,872

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,726,765
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	5,015,000	5,275,529
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution-A, Callable 07/01/22 at 100, 5.00%, 07/01/37	1,000,000	1,056,010
Honolulu City & County Wastewater System Revenue, Senior Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	555,000	597,757
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,000,000	1,079,460
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,122,032

The accompanying notes are an integral part of the financial statements.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County, GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,000,000	2,279,120
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	3,850,000	4,085,928
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/27	540,000	491,152
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/30	1,500,000	1,265,850
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,086,380
Maui County GO, Series B & C, 4.00%, 07/01/14, (NATL-RE Insured)	400,000	410,004
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,303,860
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,521,997
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	507,436
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,077,670

		207,391,769

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Illinois — 2.0%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	1,000,000	1,052,630
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,278,264

		5,330,894

Massachusetts — 1.1%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,843,750

Michigan — 0.7%
Michigan Finance Authority Revenue Refunding Revolving Fund, 5.00%, 10/01/21	1,500,000	1,782,840

New Jersey — 0.1%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	354,504

The accompanying notes are an integral part of the financial statements.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Ohio — 0.5%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,195,860

Texas — 4.2%
Austin Certificates Obligation, GO, Callable 09/01/21 at 100, 4.00%, 09/01/30	2,860,000	2,888,629
Fort Worth Drainage Utility System Revenue, Callable 02/15/21 at 100, 4.50%, 02/15/27	2,765,000	2,924,762
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,856,648
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,137,600
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,334,820

		11,142,459

Washington — 3.2%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,271,530

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,121,160
Washington State GO, Various Purpose, Series A, Callable 08/01/21 at 100, 4.50%, 08/01/31	3,000,000	3,096,810

		8,489,500

TOTAL MUNICIPAL BONDS (Cost $250,067,297)		255,132,527

	Shares
REGISTERED INVESTMENT COMPANY — 1.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	4,539,860	4,539,860

TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,539,860)		4,539,860

TOTAL INVESTMENTS - 98.7% (Cost $254,607,157)		259,672,387
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		3,345,002

NET ASSETS - 100.0%		$263,017,389

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2013.

The accompanying notes are an integral part of the financial statements.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage
Association
GNMA	Government National Mortgage
Association
GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — 89.3%
Alaska — 0.8%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	591,315

Arizona — 1.4%
Mesa City, Utility Systems Revenue, ETM, 5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,125,140

Colorado — 0.8%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	590,920

Connecticut — 1.5%
State of Connecticut Special Tax Revenue, 5.00%, 11/01/18	1,000,000	1,177,110

Georgia — 1.5%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,165,420

Guam — 1.8%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,450,980

Hawaii — 58.3%
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	310,077
County of Kauai GO, Series A, 2.00%, 08/01/16	500,000	517,460

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
County of Maui GO, Prerefunded 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	90,000	95,627
County of Maui GO, Series A, 3.50%, 07/01/15	200,000	210,186
County of Maui GO, Series B, 4.00%, 06/01/14	100,000	102,190
County of Maui GO, Series B, 5.00%, 06/01/18	250,000	292,628
Hawaii County GO, Series A, Prerefunded 07/15/14 at 100, 5.00%, 07/15/24, (NATL-RE Insured)	500,000	516,610
Hawaii County GO, Series A, 5.00%, 03/01/15	600,000	637,428
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	430,736
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	134,734
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	150,000	155,242
Hawaii County GO, Series B, 4.00%, 09/01/15	500,000	533,025
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,119,650

The accompanying notes are an integral part of the financial statements.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,148,810
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	508,200
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	544,680
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,057,630
Hawaii State Department of Budget & Finance Various Revenue, The Queens Health, Series B, Callable 11/06/13 at 100, 0.06%, 07/01/29(a)	7,000,000	7,000,000
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	870,855
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	591,210
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,000,000	1,000,000
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	2,075,000	2,236,290
Hawaii State GO, Series DN, 5.00%, 08/01/15	660,000	713,156
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	430,496

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,170,000	1,195,483
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	232,228
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,130,570
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,140,748
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	535,660
Hawaii State Highway Revenue Bonds, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	592,165
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	358,520
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,118,550
Hawaii State Housing Finance & Development Corp., Multifamily Housing Halekauwla Place, Series A, Callable 06/01/14 at 100, 0.70%, 12/01/15	2,000,000	2,001,260
Hawaii State Housing Finance & Development Corp., Multifamily Housing Kuhio Park Terrace, Series A, 2.00%, 10/01/15, (FHLMC Insured)	150,000	152,055

The accompanying notes are an integral part of the financial statements.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	572,116
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	588,888
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	380,195
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	774,638
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	545,965
Honolulu City & County GO, Series A, 3.00%, 11/01/18	750,000	812,910
Honolulu City & County GO, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/25, (NATL-RE Insured)	1,625,000	1,750,190
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	699,406

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Prerefunded 07/01/15 at 100, 5.00%, 07/01/18, (NATL-RE Insured)	1,050,000	1,130,892
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	598,105
Honolulu City & County GO, Series B, 5.00%, 11/01/21	955,000	1,143,737
Honolulu City & County GO, Series C, Callable 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	200,000	214,440
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,185,121
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	793,260
Honolulu City & County GO, Series D, Prerefunded 07/01/15 at 100, 5.00%, 07/01/23, (NATL-RE Insured)	375,000	403,890
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	578,421

The accompanying notes are an integral part of the financial statements.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	272,568
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	168,375
Honolulu City & County Waste Water System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,181,340
Honolulu City & County Waste Water System Revenue, Senior Series A, 3.25%, 07/01/20	320,000	345,427
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	594,055
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	558,225
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	550,000	572,385

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	681,194

		46,159,902

Illinois — 0.3%
Winnebago County School District No 122 Harlem-Loves Park GO, ETM, 0.00%, 01/01/16, (AGM Insured)	215,000	212,652

Indiana — 1.9%
Indiana Finance Authority Revenue Refunding Facilities, Prerefunded 07/01/18 at 100, 5.00%, 07/01/20	865,000	1,021,132
Indiana State Office Building Commission, Logansport State Hospital, Series D, Callable 07/01/14 at 100, 5.00%, 07/01/23, (AMBAC, State Appropriate Insured)	500,000	515,680

		1,536,812

Iowa — 0.6%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	481,749

The accompanying notes are an integral part of the financial statements.

19

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Massachusetts — 1.5%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100, 5.25%, 08/01/22, (AGM Insured)	1,000,000	1,167,610

Michigan — 0.5%
Michigan Municipal Bond Authority Revenue, Clean Water Revolving Fund, Callable 10/01/16 at 100, 5.00%, 10/01/18	365,000	407,374

Missouri — 0.7%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	513,796

Nevada — 0.8%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	650,239

New York — 0.7%
New York City GO, Series J, 5.00%, 08/01/18	470,000	552,978

North Carolina — 1.3%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,027,670

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Ohio — 2.6%
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,498,153
Reynoldsburg City Capital Facilities GO, Prerefunded 12/01/15 at 100, 4.00%, 12/01/20, (AMBAC Insured)	550,000	590,821

		2,088,974

Oklahoma — 0.9%
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	507,257
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	235,130

		742,387

Oregon — 0.8%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	111,905
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	540,127

		652,032

The accompanying notes are an integral part of the financial statements.

20

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — 4.8%
Bexar County GO, Edgewood Independent School District, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	503,842
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,200,430
La Joya Independent School District GO, School Building, Prerefunded 02/15/18 at 100, 5.00%, 02/15/34, (PSF-GTD Insured)	590,000	691,822
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, (NATL-RE Insured)	425,000	430,155
University of Texas, Finance System Revenue, Series B, Prerefunded 08/15/16 at 100, 5.00%, 08/15/21	500,000	561,985
University of Texas, Refunding Finance System Revenue, Series B, 5.00%, 08/15/15	400,000	433,156

		3,821,390

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Virgin Islands — 0.5%
University of The Virgin Islands Improvement Revenue, Series A, Prerefunded 12/01/14 at 100, 5.38%, 06/01/34, (GO OF UNIV Insured)	400,000	421,356

Washington — 3.3%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,198,190
County of King GO, Refunding, 5.00%, 12/01/19	1,000,000	1,196,630
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	224,338

		2,619,158

Wisconsin — 2.0%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	477,248
Waukesha City GO, Series A, Prerefunded 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	755,000	788,055

The accompanying notes are an integral part of the financial statements.

21

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Principal
	Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Waukesha City GO, Series A, Unrefunded Balance, Callable 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	340,000	353,933

		1,619,236

TOTAL MUNICIPAL BONDS (Cost $70,207,049)		70,776,200

	Shares
REGISTERED INVESTMENT COMPANY — 9.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	4,655,255	4,655,255
Federated Tax-Free Obligations Fund 0.01%(a)	3,000,000	3,000,000

TOTAL REGISTERED INVESTMENT COMPANY (Cost $7,655,255)		7,655,255

TOTAL INVESTMENTS - 99.0% (Cost $77,862,304)		78,431,455
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		780,067

NET ASSETS - 100.0%		$79,211,522

(a)	Floating or variable rate security. Rate disclosed is as of October 31, 2013.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
MAC	Municipal Assurance Corp
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Guarantee
PSF-GTD	Permanent School Fund
Guaranteed

The accompanying notes are an integral part of the financial statements.

22

PACIFIC CAPITAL FUNDS

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

		Pacific Capital
		Tax-Free
	Pacific Capital	Short
	Tax-Free	Intermediate
	Securities	Securities
	Fund	Fund
Assets
Investments, at value (Cost $254,607,157 and $77,862,304, respectively)	$259,672,387	$78,431,455
Receivable for capital shares sold	22,649	101,678
Dividends and interest receivable	4,154,322	831,692
Prepaid expenses and other assets	30,211	10,980

Total assets	263,879,569	79,375,805

Liabilities
Payable for capital shares redeemed	739,858	124,319
Payable for distributions to shareholders	70,067	6,604
Payable for administration and accounting fees	14,179	7,203
Payable for audit fees	11,045	10,814
Payable for printing fees	9,557	2,477
Payable for custodian fees	7,938	5,847
Payable for transfer agent fees	6,183	6,197
Payable for legal fees	2,204	164
Accrued expenses	1,149	658

Total liabilities	862,180	164,283

Net Assets	$263,017,389	$79,211,522

Net Assets Consist of:
Capital stock, $0.01 par value	$262,446	$77,996
Paid-in capital	258,916,736	79,335,633
Undistributed net investment income	—	49
Accumulated net realized loss from investments	(1,227,023)	(771,307)
Net unrealized appreciation on investments	5,065,230	569,151

Net Assets	$263,017,389	$79,211,522

Class Y:
Outstanding shares	26,244,623	7,799,633

Net asset value, offering and redemption price per share	$10.02	$10.16

The accompanying notes are an integral part of the financial statements.

23

PACIFIC CAPITAL FUNDS

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

		Pacific Capital
		Tax-Free
	Pacific Capital	Short
	Tax-Free	Intermediate
	Securities	Securities
	Fund	Fund
Investment Income
Interest	$4,804,139	$467,347
Dividends	—	7

Total investment income	4,804,139	467,354

Expenses
Advisory fees (Note 2)	284,119	64,025
Administration and accounting fees (Note 2)	47,594	23,702
Trustees’ and officers’ fees (Note 2)	21,626	4,238
Legal fees	18,750	3,597
Audit fees	12,882	12,850
Custodian fees (Note 2)	11,729	8,383
Transfer agent fees (Note 2)	11,655	11,600
Printing and shareholder reporting fees	10,915	1,972
Registration and filing fees	996	289
Other expenses	13,332	3,000

Total expenses before waivers and reimbursements	433,598	133,656

Less: waivers and reimbursements (Note 2)	(284,119)	(64,025)

Net expenses after waivers and reimbursements	149,479	69,631

Net investment income	4,654,660	397,723

Net realized and unrealized gain (loss) from investments:
Net realized loss from investments	(569,420)	(37,069)
Net change in unrealized depreciation on investments	(14,175,683)	(596,776)

Net realized and unrealized loss on investments	(14,745,103)	(633,845)

Net decrease in net assets resulting from operations	$(10,090,443)	$(236,122)

The accompanying notes are an integral part of the financial statements.

24

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year
	October 31, 2013	Ended
	(Unaudited)	April 30, 2013
Increase (Decrease) in net assets from operations:
Net investment income	$4,654,660	$9,244,428
Net realized loss from investments	(569,420)	(276,484)
Net change in unrealized appreciation (depreciation) on investments	(14,175,683)	2,668,909

Net increase (decrease) in net assets resulting from operations	(10,090,443)	11,636,853

Less Dividends and Distributions to Shareholders:
Distributions to Class Y Shareholders:
From net investment income	(4,654,660)	(9,421,159)

Net decrease in net assets from dividends and distributions to shareholders	(4,654,660)	(9,421,159)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(25,861,969)	50,118,442

Total increase (decrease) in net assets	(40,607,072)	52,334,136

Net assets
Beginning of period	303,624,461	251,290,325

End of period	$263,017,389	$303,624,461

Undistributed net investment income, end of period	$—	$—

The accompanying notes are an integral part of the financial statements.

25

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year
	October 31, 2013	Ended
	(Unaudited)	April 30, 2013
Increase (Decrease) in net assets from operations:
Net investment income	$397,723	$860,024
Net realized gain/(loss) from investments	(37,069)	4,806
Net change in unrealized depreciation on investments	(596,776)	(99,546)

Net increase (decrease) in net assets resulting from operations	(236,122)	765,284

Less Dividends and Distributions to Shareholders:
Distributions to Class Y Shareholders:
From net investment income	(397,723)	(881,272)

Net decrease in net assets from dividends and distributions to shareholders	(397,723)	(881,272)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	17,281,839	10,237,891

Total increase in net assets	16,647,994	10,121,903

Net assets
Beginning of period	62,563,528	52,441,625

End of period	$79,211,522	$62,563,528

Undistributed net investment income, end of period	$49	$49

The accompanying notes are an integral part of the financial statements.

26

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Financial Highlights

Contained below is per share operating performance data for each Class Y Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the
	Six Months	For the	For the	For the		For the	For the	For the
	Ended	Year	Year	Nine Months		Year	Year	Year
	October 31,	Ended	Ended	Ended		Ended	Ended	Ended
	2013	April 30,	April 30,	April 30,		July 31,	July 31,	July 31,
Class Y	(Unaudited)	2013	2012	2011†		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.51	$10.41	$9.92	$10.16		$9.97	$9.94	$10.09

Net investment income	0.17	0.34	0.38	0.34		0.37	0.41	0.44
Net realized and unrealized gain (loss) from investments	(0.49)	0.11	0.49	(0.25)		0.20	0.04	(0.14)

Net increase (decrease) in net assets resulting from operations	(0.32)	0.45	0.87	0.09		0.57	0.45	0.30

Dividends to shareholders from:
Net investment income	(0.17)	(0.35)	(0.38)	(0.33)		(0.38)	(0.41)	(0.44)
Net realized gains	—	—	—	—		—	(0.01)	(0.01)

Net asset value, end of period	$10.02	$10.51	$10.41	$9.92		$10.16	$9.97	$9.94

Total investment return(a)	(3.07)%	4.40%	8.92%	0.89	%(b)	5.77%	4.75%	3.02%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$263,017	$303,624	$251,290	$209,482		$270,644	$233,348	$254,182
Ratio of expenses to average net assets	0.11%*	0.10%	0.15%	0.13	%*	0.71%	0.76%	0.70%
Ratio of expenses to average net assets without waivers and expense reimbursements(c)	0.31%*	0.30%	0.35%	0.33	%*	0.87%	0.91%	0.85%
Ratio of net investment income to average net assets	3.28%*	3.28%	3.71%	4.49	%(b)*	3.80%	4.21%	4.36%
Portfolio turnover rate	3.00%**	14.78%	29.36%	12.26	%**	12.10%	23.69%	30.61%

†	The Fund changed its fiscal year end to April 30.
(a)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(b)

During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total investment return for the Fund would have been 4.08% and 0.59%, respectively.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

27

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Financial Highlights

Contained below is per share operating performance data for each Class Y Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the
	Six Month	For the	For the	For the		For the	For the	For the
	Ended	Year	Year	Nine Months		Year	Year	Year
	October 31,	Ended	Ended	Ended		Ended	Ended	Ended
	2013	April 30,	April 30,	April 30,		July 31,	July 31,	July 31,
Class Y	(Unaudited)	2013	2012	2011†		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.30	$10.33	$10.28	$10.39		$10.32	$10.20	$10.08

Net investment income	0.06	0.17	0.19	0.16		0.15	0.26	0.33
Net realized and unrealized gain (loss) from investments	(0.14)	(0.03)	0.05	(0.11)		0.06	0.12	0.12

Net increase (decrease) in net assets resulting from operations	(0.08)	0.14	0.24	0.05		0.21	0.38	0.45

Dividends to shareholders from:
Net investment income	(0.06)	(0.17)	(0.19)	(0.16)		(0.14)	(0.26)	(0.33)

Net asset value, end of period	$10.16	$10.30	$10.33	$10.28		$10.39	$10.32	$10.20

Total investment return(a)	(0.73)%	1.39%	2.37%	0.45	%(b)	2.10%	3.80%	4.55%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$79,212	$62,564	$52,442	$57,831		$68,291	$61,113	$47,552
Ratio of expenses to average net assets	0.22%*	0.25%	0.30%	0.30	%*	0.77%	0.81%	0.77%
Ratio of expenses to average net assets without waivers and expense reimbursements(c)	0.42%*	0.45%	0.50%	0.50	%*	0.88%	0.91%	0.87%
Ratio of net investment income to average net assets	1.24%*	1.62%	1.86%	2.06	%(b)*	1.46%	2.47%	3.27%
Portfolio turnover rate	28.70%**	23.97%	40.55%	13.20	%**	22.81%	40.33%	39.29%

†	The Fund changed its fiscal year end to April 30.
(a)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(b)

During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total investment return for the Fund would have been 1.86% and 0.35%, respectively.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

28

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

29

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Funds’ investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Funds	10/31/13	Price	Inputs	Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$255,132,527	$—	$255,132,527	$—
Registered Investment Company	4,539,860	4,539,860	—	—

Total	$259,672,387	$4,539,860	$255,132,527	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$70,776,200	$—	$70,776,200	$—
Registered Investment Company	7,655,255	7,655,255	—	—

Total	$78,431,455	$7,655,255	$70,776,200	$—

30

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

31

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to such Fund’s shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, a Fund may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against it in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has agreed to waive its entire advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2015. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees.

Fee rates for the period May 1, 2013 through October 31, 2013, were as follows:

		Net Annual
		Fees Paid After
	Maximum Annual	Contractual
	Advisory Fee	Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

32

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $16,153 for the Pacific Capital Tax-Free Securities Fund and $3,296 for the Pacific Capital Tax-Free Short Intermediate Securities Fund. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$8,868,764	$41,753,118
Pacific Capital Tax-Free Short Intermediate Securities Fund	28,582,510	17,224,200

33

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2013, and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For The Six Months Ended
	October 31, 2013		For The Year Ended
	(Unaudited)		April 30, 2013
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund
Class Y
Sales	2,782,929	$28,034,429	11,793,190	$123,978,651
Reinvestments	5,483	54,851	13,313	139,802
Redemptions	(5,423,909)	(53,951,249)	(7,070,676)	(74,000,011)

Net increase (decrease)	(2,635,497)	$(25,861,969)	4,735,827	$50,118,442

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Sales	3,261,956	$32,904,026	3,071,609	$31,645,226
Reinvestments	326	3,306	1,778	18,326
Redemptions	(1,535,710)	(15,625,493)	(2,078,764)	(21,425,661)

Net increase	1,726,572	$17,281,839	994,623	$10,237,891

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

34

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The tax character of distributions paid during the fiscal year ended April 30, 2013, were as follows:

	Net	Net	Total	Tax	Total
	Investment	Long-Term	Taxable	Exempt	Distributions
	Income	Capital Gains	Distributions	Distributions	Paid*
Pacific Capital Tax-Free Securities Fund	$231,365	$—	$231,365	$9,179,509	$9,410,874
Pacific Capital Tax-Free Short Intermediate Securities Fund	4,066	—	4,066	877,190	881,256

*	Distributions will not tie to Statement of Changes because distributions are recognized when actually paid for tax purposes.

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

						Total
	Undistributed	Qualified			Unrealized	Accumulated
	Tax-Exempt	Late-Year	Distributions	Capital Loss	Appreciation/	Earnings/
	Income	Losses	Payable	Carryforwards	(Depreciation)	Deficit
Pacific Capital Tax-Free Securities Fund	$132,485	$(420,128)	$(132,485)	$(237,475)	$19,240,913	$18,583,310
Pacific Capital Tax-Free
Short Intermediate Securities Fund	13,170	—	(13,121)	(734,238)	1,165,927	431,738

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) as of October 31, 2013 is as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized
	Securities	Appreciation	Depreciation	Appreciation
Pacific Capital Tax-Free Securities Fund	$254,607,157	$9,487,392	$(4,422,162)	$5,065,230
Pacific Capital Tax-Free Short Intermediate Securities Fund	77,862,304	800,931	(231,780)	569,151

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions.

35

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was April 30, 2012.

As of April 30, 2013, the Funds had pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires April 30,
	2015 ($)	2016 ($)	2017 ($)	2018 ($)	2019 ($)
Pacific Capital Tax-Free Securities Fund	—	—	—	237,475	—
Pacific Capital Tax-Free Short Intermediate Securities Fund	577,000	49,093	15,122	75,378	17,645

6. Concentration of Credit Risk

The Funds primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date that the financial statements were issued, and has determined that there were no following subsequent events requiring recognition or disclosure in the financial statements.

36

PACIFIC CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

37

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Investment Adviser

Asset Management Group of Bank of Hawaii

130 Merchant Street, Suite 370

Honolulu, HI 96813

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square 18th and Arch Streets

Philadelphia, PA 19103

of

FundVantage Trust

Pacific Capital Tax-Free Securities

Fund

Pacific Capital Tax-Free Short

Intermediate Securities Fund

SEMI-ANNUAL REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Pacific Capital Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pacific Capital Funds.

PEMBERWICK FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2013
	Six Months†	1 Year	3 Year	Since Inception*
Pemberwick Fund	0.17%	0.82%	1.38%	1.48%
Barclays 1-3 Year Government/Credit Index	-0.02%	0.44%	1.09%	1.47%

†	Not Annualized.

*

The Pemberwick Fund (the “Fund”) commenced operations on February 1, 2010. Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself. The benchmark does not reflect any expenses or transaction costs.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-4785. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual operating expense ratio, as stated in the current prospectus dated September 1, 2013, is 0.80% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. For the period February 1, 2010 (commencement of operations) through June 14, 2010, Pemberwick waived 30 basis points. Since June 15, 2010, Pemberwick has voluntarily agreed to waive 35 basis points. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver can be discontinued at any time at the discretion of Pemberwick.

The Fund intends to evaluate performance as compared to that of the Barclays 1-3 Year Government/Credit Index. The Barclays 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few issuers or sectors. The Fund could fluctuate in value more than a diversified fund.

1

PEMBERWICK FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2013, through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

PEMBERWICK FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Pemberwick Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2013	October 31, 2013	During Period*
Actual	$1,000.00	$1,001.70	$2.12
Hypothetical (5% return before expenses)	1,000.00	1,023.09	2.14

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2013 of 0.42% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) then divided by 365 days. The Fund’s ending account values on the first line in each table are based on the actual six-months total return for the Fund of 0.17%.

3

PEMBERWICK FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
SECURITY TYPE:
Corporate Bonds and Notes	65.7%	$104,046,289
U.S. Treasury Obligations	22.8	36,042,331
U.S. Government Agency Obligations	8.0	12,686,763
Collateralized Mortgage Obligations	1.7	2,644,488
Government Bonds	0.0	41,476
Other Assets In Excess of Liabilities	1.8	2,882,152

NET ASSETS	100.0%	$158,343,499

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

PEMBERWICK FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 65.7%
Communications — 0.2%
AT&T, Inc. 2.50%, 08/15/2015	$50,000	$51,459
AT&T, Inc. 1.40%, 12/01/2017	15,000	14,800
BellSouth Corp. 5.20%, 09/15/2014	90,000	93,638
Cellco Partnership/Verizon Wireless Capital, LLC 5.55%, 02/01/2014	75,000	75,834
Cisco Systems, Inc. 2.90%, 11/17/2014	30,000	30,813
eBay, Inc. 1.63%, 10/15/2015	35,000	35,759
Walt Disney Co. (The) 0.45%, 12/01/2015	60,000	59,911

		362,214

Consumer, Cyclical — 0.1%
Home Depot, Inc. (The) 2.25%, 09/10/2018	30,000	30,688
McDonald’s Corp. 5.35%, 03/01/2018	10,000	11,530
Wal-Mart Stores, Inc. 2.25%, 07/08/2015	25,000	25,762
Wal-Mart Stores, Inc. 2.80%, 04/15/2016	100,000	105,227

		173,207

Consumer, Non-cyclical — 0.1%
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,689
Coca-Cola Co. (The) 1.65%, 03/14/2018	30,000	30,219
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/2016	15,000	15,001

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
Pepsico, Inc. 1.25%, 08/13/2017	$50,000	$49,769
Procter & Gamble Co. (The) 4.95%, 08/15/2014	75,000	77,761

		208,439

Energy — 0.2%
BP Capital Markets PLC 5.25%, 11/07/2013	45,000	45,013
Chevron Corp. 0.89%, 06/24/2016	20,000	20,124
Halliburton Co. 1.00%, 08/01/2016	70,000	70,111
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	59,664
Shell International Finance BV 4.00%, 03/21/2014	10,000	10,139
Shell International Finance BV 3.10%, 06/28/2015	50,000	52,170

		257,221

Financial — 64.5%
American Express Credit Corp. 2.75%, 09/15/2015	30,000	31,120
American Express Credit Corp. 2.80%, 09/19/2016	100,000	105,109
Bank of America Corp. 5.13%, 11/15/2014	500,000	521,604
Bank of America Corp. 4.50%, 04/01/2015	1,290,000	1,354,110
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,561

The accompanying notes are an integral part of the financial statements.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of America Corp. 6.50%, 08/01/2016	$230,000	$261,463
Bank of America Corp. 0.59%, 08/15/2016 (a)	4,000,000	3,903,836
Bank of America Corp. 5.75%, 08/15/2016	2,000,000	2,213,268
Bank of America Corp. 5.75%, 12/01/2017	25,000	28,611
Bank of America NA 0.53%, 06/15/2016 (a)	3,160,000	3,107,699
Bank of America NA 0.55%, 06/15/2017	2,000,000	1,951,050
Bank of New York Mellon Corp. (The) 4.30%, 05/15/2014	75,000	76,588
Bank of New York Mellon Corp. (The) 0.70%, 10/23/2015	29,000	29,053
Bank of New York Mellon Corp. (The) 0.70%, 03/04/2016	25,000	24,947
Bank of New York Mellon Corp. (The) 1.30%, 01/25/2018	30,000	29,554
Barclays Bank PLC 5.20%, 07/10/2014	100,000	103,259
BB&T Corp. 3.20%, 03/15/2016	50,000	52,484
Berkshire Hathaway Finance Corp. 5.10%, 07/15/2014	90,000	92,993
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,673

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	$8,000	$7,880
Blackrock, Inc. 3.50%, 12/10/2014	40,000	41,369
Caterpillar Financial Services Corp. 6.13%, 02/17/2014	15,000	15,258
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	20,869
Caterpillar Financial Services Corp. 1.63%, 06/01/2017	60,000	60,582
Charles Schwab Corp. (The) 0.85%, 12/04/2015	55,000	55,100
Citigroup, Inc. 6.00%, 12/13/2013	100,000	100,601
Citigroup, Inc. 0.38%, 03/07/2014 (a)	2,000,000	1,999,936
Citigroup, Inc. 6.38%, 08/12/2014	16,000	16,705
Citigroup, Inc. 0.52%, 11/05/2014 (a)	2,525,000	2,522,861
Citigroup, Inc. 6.01%, 01/15/2015	84,000	89,075
Citigroup, Inc. 0.53%, 06/09/2016 (a)	11,000,000	10,774,918
Citigroup, Inc. 3.95%, 06/15/2016	70,000	74,750
Citigroup, Inc. 4.45%, 01/10/2017	20,000	21,763
CME Group, Inc. 5.75%, 02/15/2014	40,000	40,574

The accompanying notes are an integral part of the financial statements.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Credit Suisse 5.50%, 05/01/2014	$125,000	$128,161
Credit Suisse USA, Inc. 5.13%, 08/15/2015	100,000	107,873
General Electric Capital Corp. 0.37%, 12/17/2013 (a)	1,400,000	1,400,302
General Electric Capital Corp. 0.37%, 12/20/2013 (a)	1,575,000	1,575,380
General Electric Capital Corp. 0.38%, 03/20/2014 (a)	4,500,000	4,501,872
General Electric Capital Corp. 5.65%, 06/09/2014	35,000	36,117
General Electric Capital Corp. 0.40%, 09/15/2014 (a)	1,400,000	1,402,187
General Electric Capital Corp. 3.50%, 06/29/2015	20,000	20,940
General Electric Capital Corp. 6.90%, 09/15/2015	50,000	55,340
General Electric Capital Corp. 4.38%, 09/21/2015	110,000	117,479
General Electric Capital Corp. 2.25%, 11/09/2015	277,000	285,041
General Electric Capital Corp. 5.40%, 02/15/2017	75,000	84,690

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 7.13%, 12/29/2049 (a)	$1,000,000	$1,116,822
Goldman Sachs Group, Inc. (The) 1.27%, 02/07/2014 (a)	1,000,000	1,001,994
Goldman Sachs Group, Inc. (The) 0.74%, 01/12/2015 (a)	3,400,000	3,401,180
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/2015	100,000	105,090
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/2015	1,000,000	1,035,363
Goldman Sachs Group, Inc. (The) 0.64%, 07/22/2015 (a)	400,000	398,838
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	94,047
Goldman Sachs Group, Inc. (The) 5.35%, 01/15/2016	50,000	54,661
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	73,924
Goldman Sachs Group, Inc. (The) 0.70%, 03/22/2016 (a)	4,000,000	3,981,868
Goldman Sachs Group, Inc. (The) 2.25%, 09/20/2016 (a)	1,000,000	1,015,676

The accompanying notes are an integral part of the financial statements.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 6.25%, 09/01/2017	$30,000	$34,733
Goldman Sachs Group, Inc. (The) 1.44%, 04/30/2018 (a)	9,000,000	9,039,861
Hartford Life Global Funding Trusts 0.43%, 06/16/2014 (a)	700,000	699,933
HSBC Finance Corp. 0.49%, 01/15/2014 (a)	5,000,000	5,000,590
HSBC Finance Corp. 0.69%, 06/01/2016 (a)	2,000,000	1,995,740
John Deere Capital Corp. 1.05%, 10/11/2016	18,000	18,077
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,302
John Deere Capital Corp. 2.80%, 09/18/2017	15,000	15,779
Merrill Lynch & Co., Inc. 0.82%, 05/02/2017 (a)	1,900,000	1,842,455
Merrill Lynch & Co., Inc. 6.40%, 08/28/2017	50,000	58,153
Morgan Stanley 0.54%, 01/09/2014 (a)	1,000,000	1,000,120
Morgan Stanley 2.88%, 07/28/2014	2,000,000	2,031,412
Morgan Stanley 4.20%, 11/20/2014	250,000	259,166
Morgan Stanley 0.72%, 10/15/2015 (a)	4,000,000	3,986,056
Morgan Stanley 1.51%, 02/25/2016 (a)	942,000	951,884
Morgan Stanley 0.70%, 10/18/2016 (a)	2,500,000	2,475,868

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Morgan Stanley 1.52%, 04/25/2018 (a)	$2,000,000	$2,015,772
National City Bank 0.60%, 12/15/2016 (a)	4,000,000	3,953,092
National City Bank 0.63%, 06/07/2017 (a)	2,075,000	2,045,529
PACCAR Financial Corp. 1.55%, 09/29/2014	30,000	30,352
PNC Funding Corp. 0.44%, 01/31/2014 (a)	2,000,000	2,000,888
State Street Corp. 4.30%, 05/30/2014	35,000	35,795
State Street Corp. 2.88%, 03/07/2016	10,000	10,494
State Street Corp. 5.38%, 04/30/2017	15,000	16,971
State Street Corp. 1.35%, 05/15/2018	12,000	11,757
Toyota Motor Credit Corp. 3.20%, 06/17/2015	55,000	57,422
Toyota Motor Credit Corp. 2.80%, 01/11/2016	50,000	52,281
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	40,000	45,425
US Bancorp 2.88%, 11/20/2014	75,000	76,982
US Bancorp 3.15%, 03/04/2015	45,000	46,615
US Bancorp 2.45%, 07/27/2015	15,000	15,489
US Bancorp 2.20%, 11/15/2016	15,000	15,520
US Bank NA 0.52%, 10/14/2014 (a)	2,000,000	2,003,270

The accompanying notes are an integral part of the financial statements.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Wachovia Bank NA 4.80%, 11/01/2014	$1,000,000	$1,042,342
Wachovia Bank NA 0.62%, 11/03/2014 (a)	7,000,000	7,014,931
Wachovia Corp. 5.63%, 10/15/2016	100,000	112,512
Wells Fargo & Co. 3.63%, 04/15/2015	25,000	26,089
Wells Fargo & Co. 1.50%, 07/01/2015	20,000	20,285
Wells Fargo & Co. 3.68%, 06/15/2016 (b)	200,000	213,460

		102,075,470

Health Care — 0.1%
Baxter International, Inc. 0.95%, 06/01/2016	14,000	14,078
Pfizer, Inc. 0.90%, 01/15/2017	50,000	49,978

		64,056

Industrial — 0.1%
Caterpillar, Inc. 7.00%, 12/15/2013	20,000	20,148
Danaher Corp. 1.30%, 06/23/2014	24,000	24,167
Emerson Electric Co. 5.00%, 12/15/2014	40,000	42,041
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	57,682
Illinois Tool Works, Inc. 5.15%, 04/01/2014	50,000	50,967

		195,005

Technology — 0.3%
Apple, Inc. 0.45%, 05/03/2016	49,000	48,817

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
EMC Corp. 1.88%, 06/01/2018	$50,000	$50,238
Intel Corp. 1.95%, 10/01/2016	47,000	48,520
International Business Machines Corp. 0.45%, 05/06/2016	120,000	119,520
Microsoft Corp. 2.95%, 06/01/2014	25,000	25,378
Microsoft Corp. 1.00%, 05/01/2018	60,000	59,099
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	29,286
Oracle Corp. 5.25%, 01/15/2016	60,000	65,988
Oracle Corp. 1.20%, 10/15/2017	15,000	14,819
Texas Instruments, Inc. 1.38%, 05/15/2014	55,000	55,314

		516,979

Utilities — 0.1%
Alabama Power Co. 5.80%, 11/15/2013	35,000	35,051
Duke Energy Carolinas, LLC 5.75%, 11/15/2013	55,000	55,082
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	20,000	22,979
Georgia Power Co. 5.25%, 12/15/2015	25,000	27,339
PECO Energy Co. 1.20%, 10/15/2016	28,000	28,210

The accompanying notes are an integral part of the financial statements.

9

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Wisconsin Electric Power Co. 1.70%, 06/15/2018	$25,000	$25,037

		193,698

TOTAL CORPORATE BONDS AND NOTES (Cost $102,839,228)		104,046,289

GOVERNMENT BONDS — 0.0%
Province of Ontario Canada 2.70%, 06/16/2015	40,000	41,476

TOTAL GOVERNMENT BONDS (Cost $39,994)		41,476

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Federal Home Loan Mortgage Corporation REMICS — 0.8%
Series 2542, Class ES 5.00%, 12/15/2017	37,887	40,055
Series 2564, Class HJ 5.00%, 02/15/2018	24,879	26,512
Series 2617, Class TK 4.50%, 05/15/2018	90,112	95,307
Series 2617, Class GR 4.50%, 05/15/2018	48,481	51,264
Series 2611, Class UH 4.50%, 05/15/2018	44,047	46,615
Series 2627, Class MC 4.50%, 06/15/2018	73,918	78,292
Series 2649, Class KA 4.50%, 07/15/2018	58,461	61,958
Series 2693, Class PE 4.50%, 10/15/2018	71,699	76,078

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2746, Class EG 4.50%, 02/15/2019	$78,742	$83,573
Series 2780, Class JG 4.50%, 04/15/2019	4,759	4,915
Series 2814, Class GB 5.00%, 06/15/2019	14,579	15,526
Series 3558, Class AW 4.75%, 08/15/2019	6,517	6,558
Series 2639, Class UG 4.00%, 03/15/2022	15,077	15,264
Series 2639, Class UH 4.25%, 03/15/2022	12,966	13,147
Series 2924, Class EH 5.25%, 03/15/2024	19,792	20,385
Series 2989, Class TG 5.00%, 06/15/2025	82,856	90,496
Series 3002, Class YD 4.50%, 07/15/2025	32,325	34,757
Series 2526, Class FI 1.17%, 02/15/2032(a)	156,472	159,556
Series 2691, Class ME 4.50%, 04/15/2032	27,365	27,964
Series 2735, Class OG 5.00%, 08/15/2032	6,353	6,388
Series 2764, Class TE 5.00%, 10/15/2032	27,958	28,464
Series 2760, Class PD 5.00%, 12/15/2032	45,768	46,922
Series 2655, Class QA 5.00%, 02/15/2033	7,169	7,475
Series 2827, Class TE 5.00%, 04/15/2033	105,709	109,673

The accompanying notes are an integral part of the financial statements.

10

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 3067, Class PK 5.50%, 05/15/2034	$43,477	$44,503
Series 2881, Class AE 5.00%, 08/15/2034	41,122	44,908
Series 2933, Class HD 5.50%, 02/15/2035	57,917	65,128

		1,301,683

Federal National Mortgage Association REMICS — 0.6%
Series 2003-92, Class PE 4.50%, 09/25/2018	66,351	70,369
Series 2008-54, Class EA 5.00%, 07/25/2019	3,663	3,662
Series 2003-80, Class YE 4.00%, 06/25/2023	27,876	29,096
Series 2005-40, Class YG 5.00%, 05/25/2025	78,138	86,666
Series 2007-27, Class MQ 5.50%, 04/25/2027	22,963	25,389
Series 2005-12, Class JE 5.00%, 09/25/2033	107,237	110,764
Series 2005-16, Class PE 5.00%, 03/25/2034	28,931	30,271
Series 2005-48, Class AR 5.50%, 02/25/2035	71,181	77,249
Series 2005-62, Class CQ 4.75%, 07/25/2035	37,391	39,872
Series 2005-68, Class PG 5.50%, 08/25/2035	76,055	84,221
Series 2005-84, Class TG 5.00%, 09/25/2035	7,272	7,304
Series 2010-64, Class EH 5.00%, 10/25/2035	50,517	52,560

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-83, Class LA 5.50%, 10/25/2035	$46,844	$52,603
Series 2007-39, Class NA 4.25%, 01/25/2037	27,953	29,185
Series 2013-83, Class CA 3.50%, 10/25/2037	167,170	175,430
Series 2009-47, Class PA 4.50%, 07/25/2039	50,096	52,975

		927,616

Government National Mortgage Association — 0.3%
Series 2013-88, Class WA 4.98%, 06/20/2030(a)	164,651	180,578
Series 2002-22, Class GF 6.50%, 03/20/2032	72,731	84,236
Series 2002-51, Class D 6.00%, 07/20/2032	92,931	106,067
Series 2008-50, Class NA 5.50%, 03/16/2037	41,256	44,308

		415,189

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,615,992)		2,644,488

The accompanying notes are an integral part of the financial statements.

11

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.0%
Federal Home Loan Bank — 1.0%
4.88%, 12/13/2013	$500,000	$502,799
1.38%, 05/28/2014	250,000	251,811
2.50%, 06/13/2014	255,000	258,742
5.38%, 06/13/2014	315,000	325,163
3.13%, 03/11/2016	165,000	175,371

		1,513,886

Federal Home Loan Mortgage Corporation — 3.1%
5.00%, 01/30/2014	450,000	455,466
1.00%, 08/20/2014	450,000	452,990
0.63%, 12/29/2014	700,000	703,527
0.50%, 04/17/2015	200,000	200,770
5.25%, 04/18/2016	400,000	446,637
2.50%, 05/27/2016	580,000	608,685
2.00%, 08/25/2016	1,330,000	1,382,121
1.00%, 03/08/2017	150,000	151,157
5.50%, 04/01/2021 Gold Pool #G11941	74,935	81,483
5.50%, 11/01/2021 Gold Pool #G12454	36,822	39,990
5.50%, 04/01/2023 Gold Pool #G13145	62,082	67,426
4.00%, 02/01/2026 Gold Pool #J14494	128,181	135,809
4.00%, 06/01/2026 Gold Pool #J15974	45,628	48,343
4.50%, 06/01/2029 Gold Pool #C91251	48,699	52,577
4.50%, 12/01/2029 Gold Pool #C91281	75,786	81,821
4.50%, 04/01/2030 Gold Pool #C91295	43,664	47,016

		4,955,818

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — 3.9%
0.75%, 12/18/2013	$150,000	$150,136
4.13%, 04/15/2014	900,000	916,500
2.50%, 05/15/2014	1,400,000	1,417,949
1.13%, 06/27/2014	150,000	150,994
5.00%, 12/01/2014 Pool #255598	10,718	11,357
2.38%, 07/28/2015	350,000	362,651
1.63%, 10/26/2015	500,000	512,687
1.50%, 10/28/2015	150,000	153,200
2.25%, 03/15/2016	500,000	520,894
5.00%, 03/15/2016	35,000	38,730
1.38%, 11/15/2016	310,000	316,696
4.88%, 12/15/2016	170,000	191,954
1.25%, 01/30/2017	200,000	203,331
1.13%, 04/27/2017	300,000	302,840
5.38%, 06/12/2017	250,000	289,239
6.00%, 09/01/2019 Pool #735439	16,238	17,407
5.50%, 06/01/2020 Pool #888601	23,080	24,535
5.00%, 05/01/2023 Pool #254762	35,978	39,099
5.50%, 01/01/2024 Pool #AD0471	35,590	38,647
5.00%, 07/01/2024 Pool #255320	18,209	19,792
5.00%, 12/01/2025 Pool #256045	72,067	78,608
5.50%, 02/01/2028 Pool #257075	55,551	61,223

The accompanying notes are an integral part of the financial statements.

12

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.50%, 05/01/2028 Pool #257204	$60,704	$66,429
4.00%, 08/01/2029 Pool #MA0142	68,728	73,120
5.50%, 04/01/2037 Pool #AD0249	76,892	84,055
7.00%, 04/01/2037 Pool #888366	24,041	28,004
5.00%, 10/01/2039 Pool #AC3237	135,155	146,982

		6,217,059

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,565,496)		12,686,763

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Notes — 22.8%
0.13%, 12/31/2013	500,000	500,058
0.25%, 11/30/2013	350,000	350,055
0.25%, 02/28/2014	300,000	300,170
0.25%, 05/31/2014	600,000	600,504
0.25%, 11/30/2014	2,000,000	2,002,304
0.25%, 02/15/2015	500,000	500,352
0.25%, 08/15/2015	500,000	499,854
0.25%, 09/15/2015	500,000	499,629
0.25%, 09/30/2015	300,000	299,748
0.38%, 11/15/2015	400,000	400,422
0.50%, 08/15/2014	350,000	351,032
0.50%, 07/31/2017	190,000	187,291

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.63%, 05/31/2017	$30,000	$29,789
0.63%, 08/31/2017	160,000	158,219
0.63%, 09/30/2017	300,000	296,297
0.63%, 11/30/2017	100,000	98,441
0.63%, 04/30/2018	380,000	371,272
0.75%, 12/15/2013	950,000	950,816
0.75%, 06/15/2014	500,000	502,002
0.75%, 10/31/2017	280,000	277,419
0.75%, 12/31/2017	600,000	592,781
0.75%, 02/28/2018	450,000	443,390
0.75%, 03/31/2018	275,000	270,445
0.88%, 11/30/2016	300,000	302,227
0.88%, 12/31/2016	200,000	201,344
0.88%, 01/31/2017	780,000	784,509
0.88%, 04/30/2017	175,000	175,513
0.88%, 01/31/2018	850,000	842,761
1.00%, 05/15/2014	420,000	422,026
1.00%, 08/31/2016	720,000	729,140
1.00%, 09/30/2016	790,000	799,875
1.00%, 10/31/2016	770,000	779,234
1.00%, 03/31/2017	320,000	322,625
1.25%, 03/15/2014	250,000	251,069
1.25%, 04/15/2014	1,250,000	1,256,470
1.25%, 08/31/2015	700,000	712,428
1.25%, 09/30/2015	1,400,000	1,425,593
1.25%, 10/31/2015	100,000	101,867
1.38%, 11/30/2015	320,000	326,900
1.50%, 06/30/2016	590,000	605,925
1.50%, 07/31/2016	1,050,000	1,078,301
1.75%, 07/31/2015	150,000	153,875
1.75%, 05/31/2016	1,165,000	1,203,545

The accompanying notes are an integral part of the financial statements.

13

PEMBERWICK FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.88%, 06/30/2015	$200,000	$205,371
1.88%, 10/31/2017	275,000	284,657
2.00%, 11/30/2013	1,750,000	1,752,768
2.00%, 01/31/2016	250,000	259,169
2.00%, 04/30/2016	835,000	867,454
2.13%, 11/30/2014	500,000	510,615
2.13%, 05/31/2015	550,000	566,328
2.13%, 12/31/2015	400,000	415,391
2.13%, 02/29/2016	515,000	535,942
2.25%, 05/31/2014	300,000	303,721
2.25%, 01/31/2015	1,095,000	1,123,316
2.38%, 02/28/2015	560,000	576,100
2.38%, 03/31/2016	770,000	806,455
2.50%, 04/30/2015	265,000	274,037
2.63%, 07/31/2014	225,000	229,205
2.63%, 12/31/2014	500,000	514,248
2.63%, 04/30/2016	250,000	263,633
3.00%, 09/30/2016	380,000	406,630
3.13%, 10/31/2016	100,000	107,484

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
3.13%, 04/30/2017	$200,000	$216,094
4.00%, 02/15/2015	520,000	545,431
4.13%, 05/15/2015	775,000	821,288
4.25%, 08/15/2015	1,400,000	1,499,477

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,905,247)		36,042,331

TOTAL INVESTMENTS - 98.2% (Cost $153,965,957)		155,461,347
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		2,882,152

NET ASSETS - 100.0%		$158,343,499

(a)	Variable or Floating Rate Security. Rate shown is as of October 31, 2013.
(b)	Multi-Step Coupon. Rate disclosed is as of October 31, 2013.

REMICs Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

14

PEMBERWICK FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $153,965,957)	$155,461,347
Cash	2,570,890
Receivable for investments sold	894
Dividends and interest receivable	465,639
Prepaid expenses and other assets	14,353

Total assets	158,513,123

Liabilities
Payable to Investment Adviser	19,395
Payable for investments purchased	60,053
Payable for administration and accounting fees	36,000
Payable for transfer agent fees	13,756
Payable for audit fees	11,785
Payable for legal fees	9,541
Payable for printing fees	9,214
Payable for custodian fees	8,627
Accrued expenses	1,253

Total liabilities	169,624

Net Assets	$158,343,499

Net Assets Consisted of:
Capital stock, $0.01 par value	$157,102
Paid-in capital	157,722,342
Accumulated net investment loss	(67,803)
Accumulated net realized loss from investments	(963,532)
Net unrealized appreciation on investments	1,495,390

Net Assets	$158,343,499

Shares Outstanding	15,710,178

Net asset value, offering and redemption price per share ($158,343,499 / 15,710,178)	$10.08

The accompanying notes are an integral part of the financial statements.

15

PEMBERWICK FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Interest	$968,115

Total investment income	968,115

Expenses
Advisory fees (Note 2)	333,561
Administration and accounting fees (Note 2)	81,185
Transfer agent fees (Note 2)	26,713
Legal fees	17,942
Trustees’ and officers’ fees (Note 2)	16,330
Audit fees	12,789
Custodian fees (Note 2)	11,474
Printing and shareholder reporting fees	7,170
Registration and filing fees	1,683
Other expenses	7,874

Total expenses before waivers and reimbursements	516,721

Less: waivers and reimbursements (Note 2)	(233,493)

Net expenses after waivers and reimbursements	283,228

Net investment income	684,887

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	36,290
Net change in unrealized depreciation on investments	(457,553)

Net realized and unrealized loss on investments	(421,263)

Net increase in net assets resulting from operations	$263,624

The accompanying notes are an integral part of the financial statements.

16

PEMBERWICK FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$684,887	$1,363,594
Net realized gain/(loss) from investments	36,290	(179,185)
Net change in unrealized appreciation/(depreciation) from investments	(457,553)	1,553,043

Net increase in net assets resulting from operations	263,624	2,737,452

Less Dividends and Distributions to Shareholders:
Net investment income	(752,768)	(1,580,208)

Net decrease in net assets from dividends and distributions to shareholders	(752,768)	(1,580,208)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	39,039,158	(884,733)

Total increase in net assets	38,550,014	272,511

Net assets
Beginning of period	119,793,485	119,520,974

End of period	$158,343,499	$119,793,485

Accumulated net investment income/(loss), end of period	$(67,803)	$78

The accompanying notes are an integral part of the financial statements.

17

PEMBERWICK FUND

Financial Highlights

Contained below is per share operating performance data, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Year Ended April 30, 2011	For the Period February 1, 2010* to April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.12		$10.03	$10.16		$10.00	$10.00

Net investment income(1)	0.05		0.11	0.13		0.13	0.01
Net realized and unrealized gain/(loss) on investments	(0.03)		0.11	(0.12	)(2)	0.17	—	(3)

Net increase in net assets resulting from operations	0.02		0.22	0.01		0.30	0.01

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.13)	(0.14)		(0.14)	(0.01)
Tax return of capital	—		—	—		— (3)	—

Net asset value, end of period	$10.08		$10.12	$10.03		$10.16	$10.00

Total investment return(4)	0.17%		2.19%	0.12%		3.01%	0.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,343		$119,793	$119,521		$162,714	$140,411
Ratio of expenses to average net assets	0.42	%(5)	0.45%	0.45%		0.42%	0.61	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	0.77	%(5)	0.80%	0.80%		0.77%	0.92	%(5)
Ratio of net investment income to average net assets	1.03	%(5)	1.10%	1.07%		1.31%	0.42	%(5)
Portfolio turnover rate	14.67	%(7)	27.96%	23.14%		22.46%	9.89	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Includes payments by affiliate which equaled $0.03 per share. (See Note 2)
(3)	Amount is less than $0.01 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

PEMBERWICK FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Pemberwick Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on February 1, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers one class of shares and is not subject to a front-end sales charge.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

19

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Corporate Bonds and Notes	$104,046,289	$—	$104,046,289	$—
Government Bonds	41,476	—	41,476	—
Collateralized Mortgage Obligations	2,644,488	—	2,644,488	—
U.S. Government Agency Obligations	12,686,763	—	12,686,763	—
U.S. Treasury Obligations	36,042,331	—	36,042,331	—

Total Investments	$155,461,347	$—	$155,461,347	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

20

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also require the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends,

21

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (“Advisory Agreement”). For its services, the Advisor earns a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor may, in its discretion, voluntarily waive its fees or reimburse certain Fund expenses; however; the Advisor is not required to do so. As of October 31, 2013, investment advisory fees payable to the Advisor were $19,395, net of fee waivers. For the six months ended October 31, 2013, the Advisor waived fees of 0.35% of the Fund’s average daily net assets totaling $233,493.

Pemberwick has retained the services of J.P. Morgan Investment Management Inc. (“Sub-Advisor”) as the sub-advisor to the Fund. The Sub-Advisor provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

22

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $7,497. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
U.S. Government Securities	$11,870,943	$11,609,063
Other Securities	45,533,300	7,381,036

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2013		For the Year Ended
	(Unaudited)		April 30, 2013
	Shares	Value	Shares	Value
Sales	4,495,103	$45,254,910	1,828,628	$18,452,761
Reinvestments	74,741	752,768	156,547	1,580,330
Redemptions	(691,464)	(6,968,520)	(2,069,529)	(20,917,824)

Net Increase/(Decrease)	3,878,380	$39,039,158	(84,354)	$(884,733)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based

23

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2013, the tax characters of distributions paid by the Fund was $1,580,208 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

			Unrealized
Capital Loss	Undistributed	Undistributed	Appreciation/	Qualified Late-Year
Carryforward	Ordinary Income	Long-Term Gain	(Depreciation)	Losses
$(920,148)	$78	$—	$1,952,449	$(79,180)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$153,965,957

Gross unrealized appreciation	1,570,467
Gross unrealized depreciation	(75,077)

Net unrealized appreciation	$1,495,390

Accumulated capital losses represent net capital loss carryovers as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

As of April 30, 2013, the Fund had pre-enactment capital loss carryforwards of $20,817. If not utilized against future capital gains, $10,862 and $9,955 of this capital loss carryforward will expire in 2018 and 2019, respectively. As of April 30, 2013, the Fund had post-enactment capital loss carryforwards of $899,331,

24

PEMBERWICK FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

of which $151,238 are short-term losses and $748,093 are long-term losses and have an unlimited period of capital loss carryforward.

6. Significant Risks

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

7. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

25

PEMBERWICK FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-4785 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

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Investment Adviser

Pemberwick Investment Advisors LLC

340 Pemberwick Road

Greenwich, CT 06831

Sub-Advisor

J.P. Morgan Investment Management Inc.

245 Park Ave.

New York, NY 10167

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassat Road

Berwyn, PA 19312

PEMBERWICK FUND

of

FundVantage Trust

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Pemberwick Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pemberwick Fund.

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013

	Six				Since
	Months†	1 Year	3 Year		Inception*
Institutional Shares	8.54%	16.48%	11.98%		14.92%
S&P 500® Index	11.15%	27.18%	16.56%		17.79	%***
Russell 1000® Growth Index	12.83%	28.30%	16.81%		18.86	%***

	Six Months†	1 Year	Since Inception**
Retail Shares	8.45%	16.25%	10.91%
S&P 500® Index	11.15%	27.18%	14.93	%***
Russell 1000® Growth Index	12.83%	28.30%	15.12	%***

†	Not Annualized.

*	The Polen Growth Fund (the “Fund”) Institutional Shares commenced operations on September 15, 2010.

**	The Retail Shares commenced operations on December 30, 2010.

***	Benchmark performance is from the inception date of the Class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expense ratios, as stated in the current prospectus dated September 1, 2013, are 1.26% and 1.00%, respectively, for the Institutional Shares and 1.51% and 1.25%, respectively, for the Retail Shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”), has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for the Institutional Shares and the Retail Shares to 1.00% and 1.25%, respectively. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2014, unless the Board of Trustees of the FundVatage Trust (the “Trust”) approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.

1

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

2

POLEN GROWTH FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2013 through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

POLEN GROWTH FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Polen Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2013	October 31, 2013	During Period*
Institutional Shares
Actual	$1,000.00	$1,085.40	$5.26
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09
Retail Shares
Actual	$1,000.00	$1,084.50	$6.57
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2013 of 1.00% for Institutional Shares and 1.25% for Retail Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual total returns for the Fund of 8.54% and 8.45% for Institutional Shares and Retail Shares, respectively.

4

POLEN GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Business Services	16.7%	$55,637,865
Internet Software & Services	16.1	53,703,978
Software	12.9	42,812,517
Consumer Discretionary	12.5	41,638,135
Pharmaceuticals	11.2	37,194,978
Communications Equipment	6.5	21,680,962
Financials	6.3	21,105,914
Trading Companies & Distributors	5.9	19,559,076
Computer Equipment	3.8	12,621,543
Transportation	2.3	7,531,362
Other Assets In Excess of Liabilities	5.8	19,200,129

NET ASSETS	100.0%	$332,686,459

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

POLEN GROWTH FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.2%
Business Services — 16.7%
Accenture PLC, Class A	215,430	$15,834,105
Automatic Data Processing, Inc.	128,576	9,639,343
MasterCard, Inc., Class A	9,803	7,029,731
Visa, Inc., Class A	117,632	23,134,686

		55,637,865

Communications Equipment — 6.5%
QUALCOMM, Inc.	312,091	21,680,962

Computer Equipment — 3.8%
Apple, Inc.	24,163	12,621,543

Consumer Discretionary — 12.5%
NIKE, Inc., Class B	277,670	21,036,279
Starbucks Corp.	254,187	20,601,856

		41,638,135

Financials — 6.3%
T. Rowe Price Group, Inc.	272,651	21,105,914

Internet Software & Services — 16.1%
eBay, Inc.*	307,771	16,222,609
Facebook, Inc., Class A*	170,749	8,581,845
Google, Inc., Class A*	28,042	28,899,524

		53,703,978

Pharmaceuticals — 11.2%
Abbott Laboratories	576,082	21,055,797
Allergan, Inc.	178,117	16,139,181

		37,194,978

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — 12.9%
FactSet Research Systems, Inc.	102,360	$11,151,098
Gartner, Inc.*	116,491	6,867,145
Intuit, Inc.	122,192	8,725,731
Oracle Corp.	479,658	16,068,543

		42,812,517

Trading Companies & Distributors — 5.9%
Fastenal Co.	123,102	6,130,480
WW Grainger, Inc.	49,926	13,428,596

		19,559,076

Transportation — 2.3%
C.H. Robinson Worldwide, Inc.	126,069	7,531,362

TOTAL COMMON STOCKS (Cost $244,346,456)		313,486,330

TOTAL INVESTMENTS - 94.2% (Cost $244,346,456)		313,486,330
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%		19,200,129

NET ASSETS - 100.0%		$332,686,459

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

6

POLEN GROWTH FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $244,346,456)	$313,486,330
Cash	13,583,850
Receivable for investments sold	5,992,991
Receivable for capital shares sold	1,363,019
Dividends and interest receivable	323,144
Prepaid expenses and other assets	62,363

Total assets	334,811,697

Liabilities
Payable for capital shares redeemed	1,760,955
Payable to Adviser	201,038
Payable for administration and accounting fees	44,072
Payable for transfer agent fees	42,175
Accrued expenses	76,998

Total liabilities	2,125,238

Net Assets	$332,686,459

Net Assets Consisted of:
Capital stock, $0.01 par value	$216,639
Paid-in capital	260,696,346
Accumulated net investment income	752,983
Accumulated net realized loss from investments	1,880,617
Net unrealized appreciation on investments	69,139,874

Net Assets	$332,686,459

Institutional Shares:
Shares outstanding	16,540,613

Net asset value, offering and redemption price per share ($254,427,521 / 16,540,613)	$15.38

Retail Shares:
Shares outstanding	5,123,326

Net asset value, offering and redemption price per share ($78,258,938 / 5,123,326)	$15.28

The accompanying notes are an integral part of the financial statements.

7

POLEN GROWTH FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Dividends	$2,084,281
Interest	1,672

Total investment income	2,085,953

Expenses
Advisory fees (Note 2)	1,803,416
Transfer agent fees (Note 2)	162,177
Administration and accounting fees (Note 2)	138,885
Distribution fees (Retail Shares) (Note 2)	107,669
Registration and filing fees	38,225
Custodian fees (Note 2)	27,743
Legal fees	24,641
Trustees’ and officers’ fees (Note 2)	23,267
Printing and shareholder reporting fees	19,536
Audit fees	12,287
Other expenses	16,797

Total expenses before waivers and reimbursements	2,374,643

Less: waivers and reimbursements (Note 2)	(463,558)

Net expenses after waivers and reimbursements	1,911,085

Net investment income	174,868

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	14,682,422
Net change in unrealized appreciation on investments	12,661,285

Net realized and unrealized gain on investments	27,343,707

Net increase in net assets resulting from operations	$27,518,575

The accompanying notes are an integral part of the financial statements.

8

POLEN GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$174,868	$639,474
Net realized gain/(loss) from investments	14,682,422	(11,659,787)
Net change in unrealized appreciation on investments	12,661,285	25,826,186

Net increase in net assets resulting from operations	27,518,575	14,805,873

Less Dividends and Distributions to Shareholders:
Net realized capital gains:
Institutional Shares	—	(1,114,629)
Retail Shares	—	(435,310)

Total net realized capital gains	—	(1,549,939)
Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(90,099,018)	65,228,121

Total increase/(decrease) in net assets	(62,580,443)	78,484,055

Net assets
Beginning of period	$395,266,902	$316,782,847

End of period	$332,686,459	$395,266,902

Accumulated net investment income, end of period	$752,983	$578,115

The accompanying notes are an integral part of the financial statements.

9

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Shares
	For the Six Months ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period September 15, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$14.17		$13.79	$12.10	$10.00

Net investment income/(loss)(1)	0.01		0.03	— (2)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.20		0.40	1.68	2.11

Net increase/(decrease) in net assets resulting from operations	1.21		0.43	1.68	2.09

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.06)	— (2)	—	(2)

Redemption fees	—	(2)	0.01	0.01	0.01

Net asset value, end of period	$15.38		$14.17	$13.79	$12.10

Total investment return(3)	8.54%		3.19%	13.97%	21.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$254,428		$294,408	$215,387	$5,168
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.26	%(4)	1.26%	1.44%	8.23	%(4)
Ratio of net investment income/(loss) to average net assets	0.16	%(4)	0.24%	(0.01)%	(0.27	)%(4)
Portfolio turnover rate	25.50	%(6)	51.04%	35.48%	25.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Retail Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Retail Shares
	For the Six Months ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period December 30, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$14.09		$13.74	$12.09	$11.44

Net investment loss(1)	(0.01)		— (2)	(0.03)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.20		0.40	1.67	0.66

Net increase/(decrease) in net assets resulting from operations	1.19		0.40	1.64	0.64

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.06)	— (2)	—

Redemption fees	—	(2)	0.01	0.01	0.01

Net asset value, end of period	$15.28		$14.09	$13.74	$12.09

Total investment return(3)	8.45%		2.98%	13.65%	5.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,259		$100,859	$101,396	$7,133
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.51	%(4)	1.51%	1.74%	6.35	%(4)
Ratio of net investment loss to average net assets	(0.09	)%(4)	(0.01)%	(0.26)%	(0.50	)%(4)
Portfolio turnover rate	25.50	%(6)	51.04%	35.48%	22.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

POLEN GROWTH FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Polen Growth Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Retail Class and Institutional Class.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

12

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$313,486,330	$313,486,330	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3.

13

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividend sand Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain

14

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination.

As of October 31, 2013, investment advisory fees payable to the Adviser were $201,038. For the six months ended October 31, 2013, the Adviser waived fees of $463,558.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreement.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Retail Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Retail Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Retail Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $19,177. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

15

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$85,948,095	$161,440,790

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2013		For the Year Ended
	(Unaudited)		April 30, 2013
	Shares	Amount	Shares	Amount
Institutional Shares
Sales	4,017,597	$57,669,323	15,022,684	$203,058,916
Reinvestments	—	—	68,106	913,303
Redemption Fees*	—	62,808	—	264,941
Redemptions	(8,247,918)	(118,910,829)	(9,942,644)	(136,213,766)

Net Increase/(Decrease)	(4,230,321)	$(61,178,698)	5,148,146	$68,023,394

Retail Shares
Sales	687,489	$9,802,420	3,998,753	$53,736,399
Reinvestments	—	—	31,537	421,014
Redemption Fees*	—	19,513	—	107,882
Redemptions	(2,720,350)	(38,742,253)	(4,251,312)	(57,060,568)

Net Decrease	(2,032,861)	$(28,920,320)	(221,022)	$(2,795,273)

Total Net Increase/(Decrease)	(6,263,182)	$(90,099,018)	4,927,124	$65,228,121

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 60 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

16

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2013, the tax character of distributions paid by the Fund was $1,451,380 of ordinary income dividends and long-term capital gains of $98,559. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013 the components of distributable earnings on a tax basis were as follows:

			Unrealized
Capital Loss	Undistributed	Undistributed	Appreciation/	Qualified Late-Year
Carryforward	Ordinary Income	Long-Term Gain	(Depreciation)	Losses
$(4,385,877)	$578,115	$—	$52,423,154	$(4,360,493)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$244,346,456

Gross unrealized appreciation	69,507,910
Gross unrealized depreciation	(368,036)

Net unrealized appreciation	$69,139,874

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

17

POLEN GROWTH FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

As of April 30, 2013, the Fund had post-enactment capital loss carryforwards of $4,385,877, of which $3,807,685 are short-term losses, $578,192 are long-term losses, and all have an unlimited period of capital loss carryforward.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

POLEN GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

Investment Adviser

Polen Capital Management, LLC

1825 NW Corporate Blvd.

Suite 300

Boca Raton, FL 33431

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Polen Growth Fund

of

FundVantage Trust

Institutional Shares

Retail Shares

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Polen Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Polen Growth Fund.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear Fellow Shareholder:

We are pleased to report that U.S. equities and the Private Capital Management Value Fund (“the Fund”) achieved strong results over the past six months as the rally we previewed in our last report continued despite what appears to be a concerted effort by the political class to derail both financial markets and the economy. Although the federal government shutdown during early October is likely to have some measureable effect on fourth quarter economic statistics, we believe that market participants will view this as an aberration and focus on the accelerating outlook for next year. Our optimism is buoyed both by a panoply of positive grassroots evidence from the real economy and a salutary “twist” at the Federal Reserve.

Larry Summers, the former head of the National Economic Council and a key advisor to the Obama administration, was widely perceived to be the presumptive frontrunner to replace Federal Reserve Chairman Ben Bernanke when his term expires early next year. Ostensibly acting on the belief that his nomination would be contested by both progressives and conservatives, Summers withdrew himself from consideration for the post. In doing so, Summers all but guaranteed that Janet Yellen would become the next Fed Chair; as expected, President Obama nominated her for the post in early October. While this may sound like little more than political arcana, we believe this branch of the decision tree is far more favorable, at least in the short run, for equity investors.

Compared to Janet Yellen, Larry Summers is relatively hawkish in his views on monetary policy and had openly questioned the benefits of the Fed’s extraordinary bond purchases, known as Quantitative Easing (QE). We suspect that Bernanke’s decision last May to presage a “tapering” in the current QE3 program most likely reflected a desire to prevent a more violent reaction coincident with Summers’ then anticipated nomination. In contrast, formerly the President of the Federal Reserve Bank of San Francisco, Yellen is a monetary dove. She has consistently argued that the Fed should do as much as possible to support the weak labor market and be less concerned with inflationary risks.

The intuition here is straightforward. Evidence is building that the worldwide economy finally is steadily and meaningfully recovering from the Great Recession, with the U.S. leading the way. In contrast to market bears, who argue that earnings are peaking and the economic recovery is approaching an end, we believe the “true” recovery is just beginning and that corporate earnings are poised to accelerate substantially as business conditions improve. With the Federal Reserve chaired by a monetary dove, the odds increase still further that our judgment is correct. We see a demonstrably favorable environment for a research-driven, stock-picking firm like Private Capital Management (“PCM”).

The analysis and valuation of corporate free cash flow is the core tenet of our investment approach. Our daily mission is to identify the existence and magnitude of the mismatch between the net present value of a company’s free cash flow and its current stock price. We believe that free cash flow generation

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

is an absolute arbiter of value. Historically, a by-product of this focus and philosophy has been substantial value creation for our clients through merger and acquisition activity (M&A).

Unsurprising given the cataclysm that had befallen credit markets, M&A activity was quite muted during and in the aftermath of the Great Recession. However, consistent with our positive views, corporate actions have accelerated this year and the portfolio has benefited:

•	Warner Chilcott was acquired by Actavis

•	Covidien spun out its specialty pharmaceutical business (Mallinckrodt)

•	Defense contractor SAIC divided itself into two public entities (Leidos Holdings and Science Applications International)

•	Advance Auto Parts acquired General Parts International

•	Valeant Pharmaceuticals acquired Bausch & Lomb

•	Food waste recycler Darling International acquired non-U.S. based competitors Rothsay (Canada) and VION Ingredients (Europe)

It is interesting to observe that the first three examples represent value creation in the traditional sense, where the Board of an intrinsically undervalued business takes steps to realize or otherwise make transparent shareholder value. In the latter three examples, strong free cash flow generation and a low cost of capital allowed our portfolio companies to make massively accretive acquisitions that accrued immediate benefits to shareholders. These transactions further corroborate our view that corporate valuations remain attractive despite the market’s strength this year. Moreover, it is always gratifying to see the fruits of our research process demonstrated empirically.

On a personal note, we are deeply grateful for your consent to allow us to continue management of the Fund after our purchase of PCM back from Legg Mason. Legg had been a great partner for many years, but in recent years its corporate objectives with respect to this business increasingly diverged from our vision for the firm and its mission. PCM will remain a boutique investment manager that:

•	Is relentlessly committed to its value discipline

•	Treats your capital as precious and irreplaceable

•	Measures success by the quality of our research and consistency of the returns that our shareholders receive, rather than the amount of assets we manage

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2013

(Unaudited)

•	Cares deeply about its clients, employees and community

Contemporaneous with our closing we added to our research team two senior individuals: Andrew Martin and Eric Weissman. With their arrival, we can now say quite aphoristically that PCM has greater depth, breadth, skill set diversity and raw experience than at any point in the firm’s history. Our research team is sized ideally to maximize the value of shared insight, while maintaining interpersonal proximity and intellectual decisiveness.

PCM’s return to independent status has added another value-creation arrow to our quiver. We always have interacted at a high level with our portfolio company managements and taken steps when necessary to effect governance changes or other corporate actions. As demonstrated by our recent joining of the Board of Directors of Quantum Corporation and Alere Incorporated, we now have greater flexibility to pursue strategies that enhance, or accelerate recognition of, shareholder value.

It is an exciting and energizing time for us at Private Capital Management. That said, our enthusiasm and passion would be without a vehicle were it not for your faith and confidence.

We are most grateful for your continued support,

Private Capital Management

Mutual fund investing involves risk and it is possible to lose money by investing in the Fund. The Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a more diversified fund, causing its value to fluctuate more widely. The Fund may engage in strategies that are considered risky or invest in stocks of companies that are undervalued which may cause greater volatility and less liquidity. Investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.

Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2013 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2013

	Six Months†	1 Year	3 Year	Since Inception*
Class A Shares (without sales charge)	14.41%	35.69%	15.39%	16.49%
Class A Shares (with sales charge)	8.66%	28.87%	13.44%	14.56%
S&P 500® Index	11.15%	27.18%	16.56%	16.94%	**
Russell 2000® Index	16.90%	36.28%	17.69%	18.27%	**

†	Not Annualized.

*	Class A Shares of the Private Capital Management Value Fund (the “Fund”) commenced operations on October 6, 2010.

**	Benchmark performance is from the commencement date of Class A Shares (October 6, 2010) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.00% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class A Shares total annual gross and net operating expense ratios are 1.88% and 1.25%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2013, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC, (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2014, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total return would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and the Russell 2000® Index. The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2013

(Unaudited)

Annual Total Returns for the Periods Ended October 31, 2013

	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I Shares*	14.52%	36.03%	15.64%	15.64%	6.20%
S&P 500® Index	11.15%	27.18%	16.56%	15.17%	7.46%
Russell 2000® Index	16.90%	36.28%	17.69%	17.04%	9.03%

†	Not Annualized.

*

Performance shown for the period from November 1, 2002 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010. Performance from May 28, 2010, to October 31, 2013 is from the performance of the Class I Shares. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act, its performance may have been different.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class I Shares total annual gross and net operating expense ratios are 1.62% and 1.00%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2013, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC, (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2014, unless the Board of Trustees of FundVantage Trust approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and the Russell 2000® Index. The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks.

5

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2013, through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, and redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Private Capital Management Value Fund
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,144.10	$6.76
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class I Shares
Actual	$1,000.00	$1,145.20	$5.41
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

*

Expenses are equal to an annualized expenses ratio for the six month period ended October 31, 2013 of 1.25% and 1.00% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total return for the Fund of 14.41% and 14.52% for Class A and Class I Shares, respectively.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Information Technology	26.6%	$14,867,733
Health Care	18.7	10,473,236
Consumer Discretionary	14.7	8,256,838
Energy	8.1	4,535,599
Industrial	6.9	3,866,068
Financials	6.3	3,545,055
Materials	2.8	1,590,591
Consumer Staples	1.3	706,826
Utilities	1.3	704,768
Other Assets in Excess of Liabilities	13.3	7,419,056

NET ASSETS	100.0%	$55,965,770

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 86.7%
Consumer Discretionary — 14.7%
Advance Auto Parts, Inc.	12,975	$1,286,860
American Public Education, Inc.*	16,000	640,480
Ascena Retail Group, Inc.*	27,750	549,172
AutoNation, Inc.*	15,375	741,536
Carrols Restaurant Group, Inc.*	74,300	430,939
DeVry, Inc.	16,975	609,402
Fiesta Restaurant Group, Inc.*	74,300	3,149,577
Gildan Activewear, Inc. (Canada)	17,575	848,872

		8,256,838

Consumer Staples — 1.3%
Darling International, Inc.*	30,375	706,826

Energy — 8.1%
Golar LNG, Ltd. (Bermuda)	40,075	1,487,985
Noble Corp. (Switzerland)	22,775	858,618
Swift Energy Co.*	91,300	1,252,636
Ultra Petroleum Corp. (Canada)*	51,000	936,360

		4,535,599

Financials — 6.3%
1st United Bancorp, Inc.	73,100	558,484
Bank of Hawaii Corp.	14,300	829,114
Oppenheimer Holdings, Inc., Class A	18,943	375,640
Raymond James Financial, Inc.	19,600	894,740
Suffolk Bancorp*	16,500	322,575
Willis Group Holdings PLC (Ireland)	12,525	564,502

		3,545,055

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care — 18.7%
Actavis PLC (Ireland)*	11,532	$1,782,617
Alere, Inc.*	51,750	1,745,528
Covidien PLC (Ireland)	20,300	1,301,433
Universal Health Services, Inc., Class B	24,475	1,971,706
Valeant Pharmaceuticals International, Inc. (Canada)*	24,825	2,624,499
Zimmer Holdings, Inc.	11,975	1,047,453

		10,473,236

Industrials — 6.9%
Air Transport Services Group, Inc.*	147,900	1,070,796
Mine Safety Appliances Co.	13,575	653,772
Progressive Waste Solutions Ltd. (Canada)	21,500	577,275
Titan International, Inc.	28,750	416,875
Triumph Group, Inc.	6,085	435,990
UTi Worldwide, Inc. (British Virgin Islands)	46,800	711,360

		3,866,068

Information Technology — 26.6%
ACI Worldwide, Inc.*	10,000	551,199
CA, Inc.	69,137	2,195,791
Cisco Systems, Inc.	56,775	1,277,438
CoreLogic, Inc.*	39,475	1,313,333
Electro Rent Corp.	29,180	529,325
Global Cash Access Holdings, Inc.*	109,171	906,119
Imation Corp.*	65,940	306,621
Lam Research Corp.*	15,259	827,496
Leidos Holdings, Inc.	9,318	438,785
Mentor Graphics Corp.	74,625	1,647,720

The accompanying notes are an integral part of the financial statements.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Progress Software Corp.*	22,762	$590,901
QUALCOMM, Inc.	17,055	1,184,811
Quantum Corp.*	536,075	664,733
Symantec Corp.	74,540	1,695,040
VASCO Data Security International, Inc.*	98,325	738,421

		14,867,733

Materials — 2.8%
Celanese Corp.	10,150	568,502
Pope Resources LP	14,325	1,022,089

		1,590,591

Utilities — 1.3%
National Fuel Gas Co.	9,850	704,768

TOTAL COMMON STOCKS (Cost $32,368,196)		48,546,714

Value
TOTAL INVESTMENTS - 86.7% (Cost $32,368,196)	$48,546,714
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3%	7,419,056

NET ASSETS - 100.0%	$55,965,770

*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $32,368,196)	$48,546,714
Cash	5,975,389
Receivable for investments sold	1,232,021
Receivable for capital shares sold	277,599
Dividends and interest receivable	9,054
Prepaid expenses and other assets	23,816

Total assets	56,064,593

Liabilities
Payable to Investment Adviser	22,881
Payable for administration and accounting fees	15,318
Payable for transfer agent fees	19,817
Payable for printing fees	10,159
Payable for legal fees	11,279
Payable for audit fees	11,342
Payable for custodian fees	5,116
Accrued expenses	2,911

Total liabilities	98,823

Net Assets	$55,965,770

Net Assets Consisted of:
Capital Stock, $0.01 par value	$35,845
Paid-in capital	36,840,943
Accumulated net investment income	84,022
Accumulated net realized gain from investments	2,826,442
Net unrealized appreciation on investments	16,178,518

Net Assets	$55,965,770

Class A:
Net asset value, offering and redemption price per share ($6,472,152 / 415,998)	$15.56

Maximum offering price per share (100/95 of $15.56)	$16.38

Class I:
Net asset value, offering and redemption price per share ($49,493,618 / 3,168,535)	$15.62

The accompanying notes are an integral part of the financial statements.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Dividends	$310,819
Less: foreign taxes withheld	(2,288)

Total investment income	308,531

Expenses
Advisory fees (Note 2)	232,419
Administration and accounting fees (Note 2)	38,994
Transfer agent fees (Note 2)	39,889
Printing and shareholder reporting fees	9,513
Registration and filing fees	17,639
Legal fees	16,574
Audit fees	12,407
Custodian fees (Note 2)	7,825
Distribution fees (Class A) (Note 2)	7,253
Trustees’ and officers’ fees (Note 2)	6,752
Other expenses	5,893

Total expenses before waivers and reimbursements	395,158

Less: waivers and reimbursements (Note 2)	(129,662)

Net expenses after waivers and reimbursements	265,496

Net investment income	43,035

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	552,109
Net change in unrealized appreciation on investments	6,240,516

Net realized and unrealized gain on investments	6,792,625

Net increase in net assets resulting from operations	$6,835,660

The accompanying notes are an integral part of the financial statements.

12

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Increase in net assets from operations:
Net investment income	$ 43,035	$ 362,875
Net realized gain from investments	552,109	2,713,737
Net change in unrealized appreciation (depreciation) on investments	6,240,516	2,249,329

Net increase in net assets resulting from operations	6,835,660	5,325,941

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	—	(26,766)
Class I	—	(304,772)

Total net investment income	—	(331,538)

Net decrease in net assets from dividends and distributions to shareholders	—	(331,538)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	3,444,258	(5,254,336)

Total increase (decrease) in net assets	10,279,918	(259,933)

Net assets
Beginning of period	45,685,852	45,945,785

End of period	$ 55,965,770	$ 45,685,852

Accumulated net investment income, end of period	$ 84,022	$ 40,987

The accompanying notes are an integral part of the financial statements.

13

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the
	Six Months Ended		For the	For the		For the Period
	October 31, 2013		Year Ended	Year Ended		October 6, 2010*
	(Unaudited)		April 30, 2013	April 30, 2012		to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$13.60		$12.12	$12.61		$10.10

Net investment income/(loss)(1)	—	(2)	0.07	(0.03)		(0.04)
Net realized and unrealized gain/(loss) on investments	1.96		1.48	(0.16)		2.57

Net increase/(decrease) in net assets resulting from operations	1.96		1.55	(0.19)		2.53

Dividends and distributions to shareholders from:
Net investment income	—		(0.07)	—		(0.02)
Net realized capital gains	—		—	(0.30)		—

Total dividends and distributions to shareholders	—		(0.07)	(0.30)		(0.02)

Redemption fees	—		—	—	(3)	—

Net asset value, end of period	$15.56		$13.60	$12.12		$12.61

Total investment return(4)	14.41%		12.92%	(1.16)%		25.08%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$6,472		$4,921	$2,922		$1,162
Ratio of expenses to average net assets	1.25	%(5)	1.25%	1.25%		1.25	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	1.75	%(5)	1.88%	1.93%		2.02	%(5)
Ratio of net investment income (loss) to average net assets	(0.06	)%(5)	0.62%	(0.26)%		(0.59	)%(5)
Portfolio turnover rate	11.35	%(7)	11.81%	18.19	%(8)	21.71	%(7)(8)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.01) per share.
(3)	Amount is less than $0.01 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

14

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the
	Six Months Ended		For the	For the		For the Period
	October 31, 2013		Year Ended	Year Ended		May 28, 2010*
	(Unaudited)		April 30, 2013	April 30, 2012		to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$13.64		$12.15	$12.61		$10.00

Net investment income(1)	0.01		0.10	—	(2)	—	(2)
Net realized and unrealized gain/(loss) on investments	1.97		1.49	(0.16)		2.64

Net increase/(decrease) in net assets resulting from operations	1.98		1.59	(0.16)		2.64

Dividends and distributions to shareholders from:
Net investment income	—		(0.10)	—	(2)	(0.03)
Net realized capital gains	—		—	(0.30)		—

Total dividends and distributions to shareholders	—		(0.10)	(0.30)		(0.03)

Redemption fees	—		—	—	(2)	—

Net asset value, end of period	$15.62		$13.64	$12.15		$12.61

Total investment return(3)	14.52%		13.21%	(0.91)%		26.39	%(4)
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$49,494		$40,765	$43,024		$43,914
Ratio of expenses to average net assets	1.00	%(5)	1.00%	1.00%		1.00	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	1.50	%(5)	1.62%	1.67%		1.84	%(5)
Ratio of net investment income (loss) to average net assets	0.20	%(5)	0.86%	(0.01)%		—	%(5)(7)
Portfolio turnover rate	11.35	%(8)	11.81%	18.19	%(9)	21.71	%(8)(9)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Total investment return represents performance for Class I Shares since its commencement of operations on May 28, 2010, and does not include performance of the Predecessor Account.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Amount is less than 0.01%.
(8)	Not annualized.
(9)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $750,000 or more of Class A Shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $750,000 or more where a selling broker-dealer did not receive a commission. As of October 31, 2013, Class C and Class R Shares had not been issued.

On August 30, 2013, Private Capital Management, LLC (“PCM” or the “Adviser”) completed a transaction to restructure its equity ownership (the “Transaction”). In conjunction with the Transaction, PCM’s corporate structure changed from a limited partnership to a limited liability company and the Adviser commenced operations as Private Capital Management, LLC. As a result of the Transaction, PCM is no longer a wholly-owned subsidiary of Legg Mason, Inc. PCM is now wholly-owned by Pelican Bay Holdings, LLC, which is owned by Joelle Investments, LLC. Joelle Investments, LLC is 100% owned by Gregg J. Powers PCM’s CEO and Lead Portfolio Manager.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Investments in Securities*	$48,546,714	$48,546,714	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Private Capital Management, LLC (“Private Capital” or the “Adviser”), serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2013, the amount of potential recovery was as follows:

	Expiration
4/30/2014	4/30/2015	4/30/2016	4/30/2017
$249,622	$297,140	$271,563	$129,662

As of October 31, 2013 investment advisory fees payable to the adviser were $22,881. For the six months ended October 31, 2013, the Adviser waived fees of $129,662.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

19

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $3,663. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$5,077,936	$5,259,843

20

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2013		For the Year Ended
	(Unaudited)		April 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares
Sales	120,539	$1,778,503	186,554	$2,160,251
Reinvestments	—	—	1,975	23,045
Redemptions	(66,291)	(981,571)	(67,803)	(795,975)

Net Increase	54,248	$796,932	120,726	$1,387,321

Class I Shares
Sales	379,156	$5,581,690	333,655	$4,078,674
Reinvestments	—	—	19,101	223,298
Redemptions	(199,591)	(2,934,364)	(904,645)	(10,943,629)

Net Increase/(Decrease)	179,565	$2,647,326	(551,889)	$(6,641,657)

Total Net Increase/(Decrease)	233,813	$3,444,258	(431,163)	$(5,254,336)

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 30 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2013 the tax character of distributions paid by the Fund was $331,337 of ordinary income dividends and $201 of long-term capital gains dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

21

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

			Unrealized
Capital Loss	Undistributed	Undistributed	Appreciation/	Qualified Late-Year
Carry forward	Ordinary Income	Long-Term Gain	(Depreciation)	Losses
$—	$—	$2,492,191	$9,848,686	$(87,555)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$32,368,196

Gross unrealized appreciation	18,121,041
Gross unrealized depreciation	(1,942,523)

Net unrealized appreciation	$16,178,518

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2013, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Meeting of Shareholders

A Special Meeting of Shareholders (the “Meeting”) of the Private Capital Management Value Fund (the “Fund”) was held on October 28, 2013 for the following purpose:

To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Private Capital Management, LLC (“Advisory Agreement”).

All Fund shareholders of record at the close of business on August 29, 2013 were entitled to attend or submit proxies. As of the record date, the Fund had 3,481,012 shares outstanding. At the meeting, shareholders approved the Advisory Agreement. The results of the voting for the proposal were as follows:

For	Against	Abstained
Votes	Votes	Votes
3,083,687	4,643	3,199

Approval of Advisory Agreement

At a special in-person meeting held on August 21, 2013, the Board of Trustees of the Trust (“Board” or “Trustees”) approved two new advisory agreements with PCM: (i) an interim advisory agreement (“Interim Agreement”) in connection with a change of control of PCM (the “Change of Control”) and (ii) a new

23

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

advisory agreement to supersede the Interim Agreement upon approval by shareholders (“New Agreement”). The New Agreement replaced the Interim Agreement upon approval by shareholders on October 28, 2013.

Before considering the Interim Agreement and New Agreement, the Trustees, including the Trustees who are not “interested persons” (“Independent Trustees”) within the meaning of Section 2(a)(19) of the 1940 Act, requested information about the Change of Control. In determining whether to approve the Interim Agreement and New Agreement, the Trustees considered information provided by PCM in conjunction with the August 21, 2013 special in-person meeting. At the special meeting, the Board, including a majority of the Independent Trustees, unanimously approved the Interim Agreement and New Agreement. In determining whether to approve the Interim Agreement and New Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) investment performance information, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (xi) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements, and (xii) the Change of Control and the impact of the resulting change of control on the services provided by PCM. The Adviser also provided its current Form ADV, and a draft of the revised Form ADV amended to reflect the changes resulting from the Change of Control, for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objective, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Interim Agreement and New Agreement.

At the special in-person meeting, representatives from PCM joined the meeting via teleconference and discussed the Change of Control, including the background of and reasons for the Change of Control. They also discussed PCM’s history, performance, investment strategy, and compliance program in connection with the proposed New Agreement. Representatives of PCM responded to questions from the Board. The Board members also inquired about the plans for, and the new roles and responsibilities of, certain employees and officers of PCM as a result of the Change of Control. In connection with the Trustees’ review of the Interim Agreement and New Agreement, the representatives from PCM emphasized that: (i) it expected that there will be no adverse changes as a result of the Change of Control in the nature,

24

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

quality, or extent of services currently provided to the Fund and its shareholders, including investment management, distribution, or other shareholder services; (ii) no material adverse effects on PCM’s financial condition; (iii) no material changes in personnel or operations are contemplated; and (iv) PCM has no present intention to alter the expense limitations and reimbursements currently in effect for the Fund. In addition to the information provided by PCM as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Interim Agreement and New Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, the Trustees determined that the overall arrangements between the Fund and PCM, as provided in the Interim Agreement and New Agreement, including the proposed advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the terms and conditions of the Interim Agreement and New Agreement, including that the Fund’s contractual fee under the Interim Agreement and New Agreement will remain the same; (ii) the Board’s full annual review of the Prior Agreement at the in-person meeting on March 21, 2013 as required by the 1940 Act and their determination at that time that (a) PCM had the capabilities, resources, and personnel necessary to provide the satisfactory advisory services currently provided to the Fund and (b) the advisory fees paid by the Fund, taking into account any applicable fee limitations, represent reasonable compensation to PCM in light of the services provided, the costs to PCM of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; and (iii) the operations of PCM are not currently expected to change as a result of the Change of Control. Certain of these considerations are discussed in more detail below.

In making their decision relating to the approval of the Interim Agreement and New Agreement, the Trustees gave attention to the information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Interim Agreement and New Agreement.

Nature, Extent, and Quality of Services. The Trustees considered the services historically provided by PCM to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Interim Agreement and New Agreement will be substantially similar to the Prior Agreement, and they therefore considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies, and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees considered PCM’s personnel and the depth of PCM’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by PCM, including that no material changes are expected as a result of the Change of Control in PCM’s personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by PCM are appropriate and consistent with the terms of the Interim Agreement and New Agreement,

25

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

(ii) that the quality of those services has been consistent with industry norms, (iii) the Fund is likely to benefit from the continued receipt of those services, (iv) PCM has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders is likely to continue under the Interim Agreement and New Agreement.

Investment Performance. The Board considered the overall investment performance of PCM and the Fund. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance presented in connection with the approval of the Interim Agreement and New Agreement at the August 21, 2013 special in-person meeting and the annual approval of the continuation of PCM’s investment advisory agreement at the March 21, 2013 in-person meeting. At the August 21, 2013 special in-person meeting, the Trustees reviewed the historical performance charts for the calendar year-to-date and since inception periods ended April 30, 2013 for (i) the Fund; (ii) the Russell 2000 Index; (iii) the S&P 500 Index; (iv) PCM’s Fee Commission composite for its separately managed accounts business (“Composite”); and (v) other comparable funds identified by the Adviser, which consisted of two other multi-cap value and all-cap value funds (“Comparable Fund Group”). The Trustees noted that the Fund outperformed the Russell 2000 Index, the S&P 500 Index, the Composite and the Comparable Fund Group for the calendar year-to-date as of April 30, 2013. For the since inception period ended April 30, 2013, the Trustees noted that the Fund outperformed the Composite and the Comparable Fund Group, and underperformed the Russell 2000 Index and the S&P 500 Index. The Trustees also reviewed the historical performance information for the one year, three year, five year, ten year and since inception periods ended April 30, 2013 for (i) the Fund, including the performance of a corporate defined contribution plan, which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010 (“Fund and Predecessor Account”); (ii) the Russell 2000 Index; and (iii) the S&P 500 Index. With respect to the Russell 2000 Index and the S&P 500 Index, the Trustees noted that the Fund and Predecessor Account out performed for the since inception period ended April 30, 2013 and underperformed for the one year, three year, five year and ten year periods. The Trustees noted that the Fund and Predecessor Account outperformed the Composite for all periods ended April 30, 2013, except for the five year period. At the March 21, 2013 in-person meeting, the Trustees reviewed the historical performance charts for the one year, two year and since inception periods ended December 31, 2012 for (i) the Fund; (ii) the Russell 2000 Index; (iii) the S&P 500 Index; (iv) PCM’s Fee Commission composite for its separately managed accounts business; (v) the Comparable Fund Group; and (vi) the Lipper Mid-Cap Core Fund category, the Fund’s applicable Lipper peer group. The Trustees noted that the Fund underperformed the Lipper peer group average for the one year, two year and since inception periods ended December 31, 2012. The Trustees also noted that the Fund outperformed the Composite for the one year and since inception periods ended December 31, 2012 and also outperformed the Comparable Fund Group for the one year and since inception periods ended December 31, 2012. Relative to the Russell 2000 Index and the S&P 500 Index, the Fund underperformed for the one year and since inception periods ended

26

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

December 31, 2012. The Trustees considered the short-term and long-term performance of the Fund. They concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the information presented by PCM. The Board also concluded that neither the Change of Control nor the Interim Agreement and New Agreement would likely have an adverse effect on the investment performance of the Fund because (i) PCM does not currently expect the Change of Control to cause any material change to the Fund’s portfolio management team responsible for investment performance, which the Board found to be satisfactory, and (ii) as discussed in more detail below, the Fund’s expenses are not expected to increase as a result of the Change of Control.

Comparative Expenses. PCM provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from PCM’s relationship with the Fund. The Trustees considered the fees that PCM charges to its separately managed accounts, and evaluated the explanations provided by PCM as to differences in fees charged to the Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the Fund’s net advisory fee and net total expense ratio were lower than the median net advisory fee and median net total expense ratio of the Lipper Mid-Cap Core Fund category. The Trustees also considered that the Fund’s gross advisory fee of 90 basis points was slightly lower than the average median gross advisory fees of the Comparable Fund Group. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers and sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting. The Trustees reviewed the services provided to the Fund by PCM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Trustees also evaluated explanations provided by PCM as to differences in fees charged to the Fund and other similarly managed accounts. The Trustees considered any direct or indirect revenues which would be received by affiliates of PCM. The Trustees concluded that the advisory fees and services provided by PCM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Trustees considered whether the Change of Control would impact the services currently being provided to the Fund. Based on the information provided at the meeting, the Trustees concluded that there would not be any material impact on the expenses of the Fund and services provided to the Fund as a result of the Change of Control.

Management Profitability. The Trustees also considered the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the Fund, as well as its profitability. The Trustees were provided with the most recent statement of financial condition (i.e., balance sheet) and statement of operations for the Adviser for its most recent fiscal year ended April 30, 2013. In addition, the Trustees considered any direct or indirect revenues received by affiliates of PCM. The Trustees noted that the level of profitability of PCM is an appropriate factor in providing service to the Fund, and the

27

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Concluded)

(Unaudited)

Trustees should be satisfied that PCM’s profits are sufficient to continue as a healthy, on-going concern generally and as investment adviser of the Fund specifically. Based on the information provided, the Trustees concluded that PCM’s fees and profits (if any) derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser, the investment performance of the Fund and the expense limitations agreed to by PCM.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved if assets of the Fund increase because fixed expenses will be spread across a larger asset base; however, the Trustees noted that the advisory fee does not include “breakpoint” reductions in the advisory fee rate at specific asset levels.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meetings and deliberating in executive session, the entire Board, including the Independent Trustees, unanimously approved the Interim Agreement and New Agreement. The Board concluded that the advisory fee rate under the Interim Agreement and New Agreement is reasonable in relation to the services provided and that execution of such agreement is in the best interests of the shareholders of the Fund. The Trustees also concluded that the advisory fees and total expense ratios are at acceptable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups; that the advisory fee schedule would not be increased and would stay the same for the Fund; that the total expense ratio had not changed materially; and that PCM had represented that the overall expenses for the Fund are not expected to be adversely affected by the Change of Control. The Trustees also noted that PCM had no present intention to alter any expense limitation or reimbursement currently in effect for the Fund. On that basis, the Trustees concluded that the total expense ratio and proposed advisory fee for the Fund is acceptable. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

28

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Investment Adviser

Private Capital Management, LLC

8889 Pelican Bay Boulevard

Suite 500

Naples, FL 34108

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103
PRIVATE CAPITAL

MANAGEMENT VALUE

FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Private Capital Management Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund.

QUALITY DIVIDEND FUND

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear Shareholder,

Quality Dividend Fund (the “Fund”) was launched on September 30, 2013 and is available exclusively through Stifel, Nicolaus & Company, Incorporated and affiliates. The Fund primarily invests in a diversified portfolio of dividend-paying U.S. stocks, but may also invest in real estate investment trusts (REITs), master limited partnerships (MLPs) and foreign securities through American Depositary Receipts (ADRs).

Since inception and through October 31, the Fund’s Class A Shares generated a return of 3.3%, net of fees, and held 28 equal-weighted positions in nine of the ten S&P economic sectors. There were no changes in the composition of the Fund during this period and, as a result, there are no capital gains.

Outlook

As we approach 2014, the U.S. economy appears to be generating steady, albeit slow, growth. Corporations continue to generate cash, and we do not anticipate any substantial change to the percentage allocation towards dividends, share repurchases and investment for growth currently in place. We believe the slow growth, low-interest rate economy we envision should provide a positive environment for stocks that pay and are able to grow dividends.

As the economy improves it is highly likely that the Federal Reserve will begin the long-awaited “taper” of bond buying. In turn, this should lead to a gradual rise in interest rates. Due to the expected change in leadership at the Fed, it is challenging to be precise on interest rate expectations. However, we find it difficult to believe that the Fed will take any action to endanger the economic recovery in place. Further, it is our opinion that stocks that are able to increase dividends will not be negatively affected by any such rise in rates.

Equities on the whole appear to be trading in a range similar to their long-term average. The forward 12-month P/E for the S&P 500 index at the end of October was 14.7x, within the historical average (the 50-year historical average P/E is 14.1x and 16.0x excluding high inflation periods).

We remind investors that we seek to provide a relatively low risk portfolio of equities that generate higher-than-average dividend income and are able to maintain and grow dividends on an annual basis. For example, over the past twelve months, 25 of the 28 positions in the Fund have raised their dividends. During the first month since the Fund’s inception, five of its holdings raised dividends.

Kraft Foods Group (KRFT) boosted its dividend after only three quarters from an annual run rate of $2.00 to $2.10, a gain of 5%. GlaxoSmithKline (GSK) also raised its fourth quarter dividend by 6.3%, following an increase earlier in the year. Kinder Morgan (KMI) elevated its fourth quarter dividend 13.9% from a year ago, increasing its annual run rate by 2.5%, from $1.60 to $1.64. Seagate Technologies (STX) lifted its fourth quarter dividend 34%, from $0.32 to $0.43, advancing its annual run rate 13.2%, from $1.52 to $1.72. Finally, Energy Transfer Partners (ETP) raised its quarterly dividend from $0.894 to $0.905, an increase of 1.2%. (Note that we use annual run rate when there has been an interim dividend increase.)

1

QUALITY DIVIDEND FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

While we are pleased with the current holdings of the Fund, we continuously monitor and review our models and assumptions to identify any changes necessary to improve the Fund’s outlook.

Thank you for your ongoing support and we look forward to communicating with you in the future.

Sincerely,

Larry Baker, CFA

Portfolio Manager

Richard E. Cripps, CFA

Portfolio Manager

Michael S. Scherer

Portfolio Manager

This letter is intended to assist shareholders in understanding how the Fund performed during the period ended October 31, 2013 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

2

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Total Returns For the Period Ended October 31, 2013†

Since
Inception††
Class A Shares (without sales charge)	3.30%
Class A Shares (with sales charge)	(2.64)%
Class C Shares	3.20%
S&P 500® Index	4.60%*
S&P 500® Index	3.76%**

†	Class A Shares commenced operations on September 30, 2013; Class C Shares commenced operations on October 1, 2013.

††	Not annualized.

*	Benchmark performance is from the inception date of Class A Shares of the Fund (September 30, 2013) only and is not the inception date of the benchmark itself.

**	Benchmark performance is from the inception date of Class C Shares of the Fund (October 1, 2013) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained by calling (888) 201-5799.

The returns of Class A shares reflect a deduction for the maximum front end sales charge of 5.75%. All of the Fund’s share classes apply a 1% fee to the value of shares redeemed within 60 days of purchase. Choice Financial Partners, Inc., d/b/a Equity Compass Strategies (“Equity Compass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place for three years from the date of the Fund’s inception, unless the Board of Trustees of Fund Vantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. . No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Total fees would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”) . The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

Mutual fund investing involves risk, including possible loss of principal. The Fund’s dividend income and distributions will fluctuate, and at times the Fund may underperform other funds that invest more broadly or that have different investment styles. Some of the assets in which the Fund may invest entail special risks. Foreign stocks may be affected by currency fluctuations, social and political instability, and lax regulatory and financial reporting standards. Master Limited Partnerships (“MLPs”) may fluctuate abruptly in value and be difficult to liquidate. Real Estate Investment

3

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2013

(Unaudited)

Trusts (“REITs”) entail risks related to real estate, such as tenant defaults, declining occupancy rates, and falling property values due to deteriorating economic conditions. Listed REIT stocks may fluctuate erratically in market price while non-listed REITs may be illiquid.

4

QUALITY DIVIDEND FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested from the commencement of operations, through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

QUALITY DIVIDEND FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Quality Dividend Fund
	Beginning Account Value†	Ending Account Value October 31, 2013	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,033.00	$ 1.07
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class C Shares
Actual	$1,000.00	$1,032.00	$ 1.66
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11

†	Class A Shares commenced operations on September 30, 2013; Class C Shares commenced operations on October 1, 2013.

*

Expenses are equal to an annualized expense ratio for the period beginning September 30, 2013 and October 1, 2013, commencement of operations, to October 31, 2013 of 1.24% and 1.99% for Class A and Class C Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (31 days for Class A Shares and 30 for Class C Shares), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual total returns for the Fund since commencement of operation of 3.30% and 3.20% for Class A and Class C Shares, respectively. Hypothetical expenses are as if the Class A and Class C Shares had been in existence from May 1, 2013, and are equal to the Class A and Class C Shares annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

6

QUALITY DIVIDEND FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Oil, Gas & Consumable Fuels	19.5%	$1,761,829
Diversified Telecommunication Services	8.5	764,751
Pharmaceuticals	8.4	761,870
Electric Utilities	5.6	505,623
REIT	5.5	501,382
Commercial Services & Supplies	2.9	260,805
Chemicals	2.8	256,160
Commercial Banks	2.8	255,729
Gas Utilities	2.8	255,094
Household Products	2.8	254,988
Beverages	2.8	254,175
Tobacco	2.8	254,170
Computers & Peripherals	2.8	253,623
Software	2.8	253,460
Industrial Conglomerates	2.8	252,591
Food Products	2.8	249,930
Other Assets in Excess of Liabilities	21.6	1,953,248

NET ASSETS	100.0%	$9,049,428

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

QUALITY DIVIDEND FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 78.4%
Beverages — 2.8%
Dr Pepper Snapple Group, Inc.	5,368	$254,175

Chemicals — 2.8%
The Dow Chemical Co.	6,490	256,160

Commercial Banks — 2.8%
Bank of Montreal (Canada)	3,669	255,729

Commercial Services & Supplies — 2.9%
Waste Management, Inc.	5,990	260,805

Computers & Peripherals — 2.8%
Seagate Technology PLC (Ireland)	5,210	253,623

Diversified Telecommunication Services — 8.5%
AT&T, Inc.	7,027	254,377
BCE, Inc. (Canada)	5,873	255,652
Verizon Communications, Inc.	5,043	254,722

		764,751

Electric Utilities — 5.6%
Duke Energy Corp.	3,538	253,781
The Southern Co.	6,156	251,842

		505,623

Food Products — 2.8%
Kraft Foods Group, Inc.	4,596	249,930

Gas Utilities — 2.8%
AGL Resources, Inc.	5,330	255,094

Household Products — 2.8%
Kimberly-Clark Corp.	2,361	254,988

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial Conglomerates — 2.8%
General Electric Co.	9,663	$252,591

Oil, Gas & Consumable Fuels — 19.5%
Buckeye Partners L.P.	3,768	253,473
Chevron Corp.	2,118	254,075
ConocoPhillips	3,478	254,937
Enbridge Energy Partners L.P.	8,239	249,395
Energy Transfer Partners L.P.	4,784	253,408
Kinder Morgan, Inc.	7,166	253,031
Royal Dutch Shell PLC, ADR	3,653	243,510

		1,761,829

Pharmaceuticals — 8.4%
GlaxoSmithKline PLC, SP ADR	4,848	255,150
Merck & Co., Inc.	5,632	253,947
Pfizer, Inc.	8,239	252,773

		761,870

REIT — 5.5%
Digital Realty Trust, Inc.	5,182	246,974
Senior Housing Properties Trust	10,325	254,408

		501,382

Software — 2.8%
Microsoft Corp.	7,170	253,460

Tobacco — 2.8%
Philip Morris International, Inc.	2,852	254,170

TOTAL COMMON STOCKS (Cost $6,995,614)		7,096,180

The accompanying notes are an integral part of the financial statements.

8

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

Value
TOTAL INVESTMENTS - 78.4% (Cost $6,995,614)	$7,096,180

OTHER ASSETS IN EXCESS OF LIABILITIES - 21.6%	1,953,248

NET ASSETS - 100.0%	$9,049,428

ADR	American Depositary Receipt
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored Depositary Receipt

The accompanying notes are an integral part of the financial statements.

9

QUALITY DIVIDEND FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $6,995,614)	$7,096,180
Cash	1,780,775
Receivable for capital shares sold	1,768,455
Dividends and interest receivable	15,902
Receivable from Investment Adviser	18,288
Prepaid expenses and other assets	30,226

Total assets	10,709,826

Liabilities
Payable for investments purchased	1,644,520
Payable for transfer agent fees	3,743
Payable for distribution fees	1,395
Payable for administration and accounting fees	448
Payable for custodian fees	283
Payable for distributions to shareholders	255
Other expenses	9,754

Total liabilities	1,660,398

Net Assets	$9,049,428

Net Assets Consisted of:
Capital stock, $0.01 par value	$8,763
Paid-in capital	8,928,464
Accumulated net investment income	11,635
Net unrealized appreciation on investments	100,566

Net Assets	$9,049,428

Class A:

Net asset value, redemption price per share ($6,145,737 / 595,024)	$10.33

Maximum offering price per share (100/94.25 of $10.33)	$10.96

Class C:
Net asset value, offering and redemption price per share ($2,903,691 / 281,311)	$10.32

The accompanying notes are an integral part of the financial statements.

10

QUALITY DIVIDEND FUND

Statement of Operations

For the Period Ended October 31, 2013*

(Unaudited)

Investment Income
Dividends	$17,124
Less: foreign taxes withheld	(348)
Interest.	6

Total investment income	16,782

Expenses
Advisory fees (Note 2)	2,120
Transfer agent fees (Note 2)	6,455
Administration and accounting fees (Note 2)	6,092
Registration and filing fees	5,309
Legal fees	3,755
Audit fees	3,508
Trustees’ and officers’ fees (Note 2)	2,211
Custodian fees (Note 2)	1,493
Printing and shareholder reporting fees	1,266
Distribution fees (Class A) (Note 2)	628
Distribution fees (Class C) (Note 2)	767
Shareholder Servicing fees	256
Other expenses	1,262

Total expenses before waivers and reimbursements	35,122

Less: waivers and reimbursements (Note 2)	(29,975)

Net expenses after waivers and reimbursements	5,147

Net investment income	11,635

Net realized and unrealized gain/(loss) from investments:
Net change in unrealized appreciation on investments	100,566

Net realized and unrealized gain on investments	100,566

Net increase in net assets resulting from operations	$112,201

*	The Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of the financial statements.

11

QUALITY DIVIDEND FUND

Statement of Changes in Net Assets

For the Period Ended October 31, 2013* (Unaudited)
Increase in net assets from operations
Net investment income	$11,635
Net change in unrealized appreciation on investments	100,566

Net increase in net assets resulting from operations	112,201

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	8,937,227

Total increase in net assets	9,049,428

Net assets
Beginning of period	—
End of period	$9,049,428

Accumulated net investment income, end of period	$11,635

*	The Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of the financial statements.

12

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Period
	September 30, 2013*
	to October 31, 2013
	(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.03
Net realized and unrealized gain on investments	0.30

Net increase in net assets resulting from operations	0.33

Net asset value, end of period	$10.33

Total investment return(2)	3.30%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$6,146
Ratio of expenses to average net assets	1.24	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	9.72	%(3)
Ratio of net investment loss to average net assets	3.47	%(3)
Portfolio turnover rate	0.00	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for each Class C Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Period
	October 1, 2013*
	to October 31, 2013
	(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.02
Net realized and unrealized gain on investments.	0.30

Net increase in net assets resulting from operations	0.32

Net asset value, end of period	$10.32

Total investment return(2)	3.20%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,904
Ratio of expenses to average net assets	1.99	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	10.48	%(3)
Ratio of net investment loss to average net assets	2.86	%(3)
Portfolio turnover rate	0.00	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

QUALITY DIVIDEND FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Institutional Class Shares. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares was purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale. As of October 31, 2013, Institutional Class Shares have not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Market Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Investments in Securities*	$7,096,180	$7,096,180	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported

16

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of

17

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Choice Financial Partners, Inc., doing business as EquityCompass Strategies (“EquityCompass” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place for three years from the date of the Fund’s inception, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. At October 31, 2013, the amount of potential recovery was as follows:

Expiration

April 30, 2017

$20,408

For the period ended October 31, 2013, the advisory fees accrued and waived were $2,120 and fees reimbursed by the Adviser were $18,288.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitles to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued administration and accounting fees totaling $6,092 and waived fees totaling $5,645.

18

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued transfer agent fees totaling $6,455 and waived fees totaling $2,713.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitles to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For the period ended October 31, 2013, the Custodian accrued custodian fees totaling $1,493 and waived fees totaling $1,209.

BNY Mellon and the Custodian have the ability to recover amounts previously waived if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00%, on an annualized basis, of the average daily net assets of the Fund’s Class A and Class C Shares, respectively.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. There was no remuneration paid to the Trustees by the Fund during the period ended October 31, 2013. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the period ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$6,995,614	$—

19

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

4. Capital Share Transactions

From the commencement of operations to October 31, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended
	October 31, 2013
	(Unaudited)
	Shares	Amount
Class A Shares
Sales	595,024	$6,065,103

Net increase	595,024	$6,065,103

Class C Shares
Sales	281,311	$2,872,124

Net increase	281,311	$2,872,124

Total Net Increase	876,335	$8,937,227

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

20

QUALITY DIVIDEND FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

At October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$6,995,614

Gross unrealized appreciation	$147,098
Gross unrealized depreciation	(46,532)

Net unrealized appreciation	$100,566

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 632-9904 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330

Approval of Advisory Agreement

At an in-person meeting held on June 19-20, 2013 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”), (the “Independent Trustees”), unanimously approved an advisory agreement (the “Agreement”) between Choice Financial Partners, Inc. (d/b/a EquityCompass Strategies (“EquityCompass” or the “Adviser”) and the Trust on behalf of the Quality Dividend Fund (the “Fund”) . In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance of similarly managed accounts, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements. The Adviser also provided its most recent Form ADV and proxy voting policies and procedures for the Trustees’ review and consideration. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

22

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Representatives from EquityCompass attended the Meeting in person, discussed the firm’s history, performance and investment strategy in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees received and reviewed model performance results for the Adviser’s Quality Dividend Strategy, which will be used to manage the Fund, versus the proposed benchmark for the Fund, the S&P 500 Total Return Index (SPXTR), the Lipper Equity Income Fund Category, and the Morningstar Large Blend Fund Category. The Adviser noted that it has managed the Quality Dividend Strategy and provided it as a model to other financial institutions since January 1, 2006.

The Adviser provided information regarding its proposed advisory fees and an analysis of these fees in relation to the delivery of services to be provided to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser charges to certain other accounts with a similar strategy and evaluated explanations provided by the Adviser as to differences in the fees. The Trustees also reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees noted that the Fund’s proposed fees and expenses were in line with the fees and expenses for the universe of funds classified as Equity Income by Lipper and Large Blend by Morningstar. The Trustees also received a peer comparison which showed the median adviser fees and total expenses, net and gross, for load, no-load and institutional share classes of funds in the Lipper Equity Income Fund Category, excluding funds with a net reimbursement. The Trustees concluded that the advisory fee and services to be provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting by EquityCompass.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts, on the other hand. The Trustees reviewed the services to be provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs of the services to be provided by the Adviser, the proposed compensation and expected benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s anticipated profitability. The Trustees were provided with the most recent financial statements for the

23

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Adviser’s parent company, Stifel Financial Corp., for the year ended December 31, 2012. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and concluded that the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees noted that the anticipated fees to be charged by the Adviser are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the projected growth and size of the Fund, the quality of services proposed to be provided by the Adviser, and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement.

24

QUALITY DIVIDEND FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 201-5799.

25

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Investment Adviser

Choice Financial Partners, Inc.

d/b/a EquityCompass Strategies

501 North Broadway

St. Louis, MO 63102

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

QUALITY DIVIDEND

FUND

of

FundVantage Trust

Class A Shares (QDVAX)

Class C Shares (QDVCX)

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Quality Dividend Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Quality Dividend Fund.

TIMBERLINE SMALL CAP GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2013
	Six						Since
	Months†	1 Year	3 Years		5 Years		Inception††
Class A Shares (without sales charge)	21.97%	37.44%	N/A		N/A		12.25%
Class A Shares (with sales charge)	14.95%	29.49%	N/A		N/A		9.87%
Adviser Class Shares	21.99%	37.61%	N/A		N/A		13.48%
Institutional Class Shares	22.08%	37.84%	17.86%	*	20.52%	*	18.07%	*
Russell 2000® Growth Index	19.93%	39.84%	19.00%		19.27%		15.13%	(a)
Russell 2000® Growth Index	19.93%	39.84%	19.00%		19.27%		16.41%	(b)
Russell 2000® Growth Index	19.93%	39.84%	19.00%		19.27%		6.98%	(c)

†	Not annualized.

††	Class A Shares, Adviser Class Shares and Institutional Class Shares of the Fund commenced operations on February 3, 2011, March 16, 2011 and December 31, 2010, respectively.

*

Performance shown for the period from November 1, 2007 to December 30, 2010 is the performance of TW Small Cap Growth Fund I, L.P., an unregistered pooled investment vehicle (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on December 31, 2010. Performance from December 31, 2010 to October 31, 2013 is from the performance of the Fund’s Institutional Class Shares. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Class Shares of the Fund. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(a)	Benchmark performance is from the inception date of Class A Shares of the Fund (February 3, 2011) only and is not the inception date of the benchmark itself.

(b)	Benchmark performance is from the inception date of Adviser Class Shares of the Fund (March 16, 2011) only and is not the inception date of the benchmark itself.

(c)	Benchmark performance is from inception date of the Predecessor Fund (November 1, 2007) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained by calling (866) 632-9904.

1

TIMBERLINE SMALL CAP GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2013

(Unaudited)

The returns for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. All of the Fund’s share classes apply a 1.00% fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2013, are 2.90% and 1.30% for Class A Shares, 2.89% and 1.30% for Adviser Class Shares and 2.64% and 1.05% for Institutional Class Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Timberline Asset Management LLC (“TAM” or the “Adviser”) has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding class specific fees and expenses, extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” to 1.05% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until December 31, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Russell 2000® Growth Index. The Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth market. It is impossible to invest directly in an index.

Investments in small capitalization companies present a greater risk of loss than investments in large companies due to greater volatility and less liquidity.

2

TIMBERLINE SMALL CAP GROWTH FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2013 through October 31, 2013 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

TIMBERLINE SMALL CAP GROWTH FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	Timberline Small Cap Growth Fund
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,219.70	$7.89
Hypothetical (5% return before expenses)	1,000.00	1,018.10	7.17
Adviser Class Shares
Actual	$1,000.00	$1,219.90	$7.89
Hypothetical (5% return before expenses)	1,000.00	1,018.10	7.17
Institutional Class Shares
Actual	$1,000.00	$1,220.80	$6.49
Hypothetical (5% return before expenses)	1,000.00	1,019.36	5.90

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2013 of 1.41%, 1.41% and 1.16% for Class A, Adviser Class and Institutional Class Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 21.97%, 21.99% and 22.08% for Class A, Adviser Class and Institutional Class Shares, respectively.

4

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Software	9.8%	$3,113,903
Internet Software & Services	9.7	3,067,993
Health Care Providers & Services	5.9	1,873,160
Hotels, Restaurants & Leisure	4.4	1,382,672
Commercial Services & Supplies	3.8	1,213,943
Professional Services	3.8	1,206,095
Specialty Retail	3.7	1,173,365
Oil, Gas & Consumable Fuels	3.7	1,161,456
Road & Rail	3.5	1,121,038
Health Care Equipment & Supplies	3.4	1,087,691
Biotechnology	3.3	1,033,142
Semiconductors & Semiconductor Equipment	2.8	895,936
Commercial Banks	2.7	866,499
Aerospace & Defense	2.7	862,736
IT Services	2.7	840,430
Food & Staples Retailing	2.4	767,008
Internet & Catalog Retail	2.4	757,385
Machinery	2.3	730,092
Real Estate Management & Development	2.2	687,253
Media	1.8	564,023
REIT	1.8	563,295
Leisure Equipment & Products	1.7	551,489
Household Durables	1.7	524,903
Electronic Equipment, Instruments & Components	1.6	492,763
Health Care Technology	1.5	467,953
Life Sciences Tools & Services	1.5	459,365
Trading Companies & Distributors	1.2	391,182
Chemicals	1.2	368,312
Diversified Consumer Services	1.1	364,226
Auto Components	1.1	351,921
Building Products	1.1	343,014
Construction & Engineering	0.9	293,809
Diversified Financial Services	0.8	262,355
Marine	0.7	229,329
Communications Equipment	0.7	217,695
Energy Equipment & Services	0.6	200,851
Metals & Mining	0.4	130,505
Other Assets in Excess of Liabilities	3.4	1,086,128

NET ASSETS	100.0%	$31,704,915

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 96.6%
Aerospace & Defense — 2.7%
DigitalGlobe, Inc.*	16,731	$532,380
Hexcel Corp.*	7,808	330,356

		862,736

Auto Components — 1.1%
Drew Industries, Inc.	7,002	351,921

Biotechnology — 3.3%
Ironwood Pharmaceuticals, Inc., Class A*	18,321	176,065
Keryx Biopharmaceuticals, Inc.*	44,928	465,005
NewLink Genetics Corp.*	9,968	166,963
Orexigen Therapeutics, Inc.*	23,873	116,500
Puma Biotechnology, Inc.*	2,835	108,609

		1,033,142

Building Products — 1.1%
USG Corp.*	12,560	343,014

Chemicals — 1.2%
H.B. Fuller Co.	7,694	368,312

Commercial Banks — 2.7%
Bank of the Ozarks, Inc.	5,750	284,510
Banner Corp.	7,132	272,870
First Financial Holdings, Inc.	5,158	309,119

		866,499

Commercial Services & Supplies — 3.8%
Mobile Mini, Inc.*	12,059	435,571
Steelcase, Inc., Class A	27,538	451,348
U.S. Ecology, Inc.	9,199	327,024

		1,213,943

Communications Equipment — 0.7%
Sonus Networks, Inc.*	72,565	217,695

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Construction & Engineering — 0.9%
Primoris Services Corp.	11,283	$293,809

Diversified Consumer Services — 1.1%
TAL Education Group, ADR	18,980	364,226

Diversified Financial Services — 0.8%
MarketAxess Holdings, Inc.	4,022	262,355

Electronic Equipment, Instruments & Components — 1.6%
OSI Systems, Inc.*	6,765	492,763

Energy Equipment & Services — 0.6%
Hornbeck Offshore Services, Inc.*	3,634	200,851

Food & Staples Retailing — 2.4%
Casey’s General Stores, Inc.	5,077	370,012
The Fresh Market, Inc.*	7,798	396,996

		767,008

Health Care Equipment & Supplies — 3.4%
DexCom, Inc.*	11,978	344,128
Endologix, Inc.*	11,927	215,521
Haemonetics Corp.*	4,996	202,638
Spectranetics Corp.*	15,577	325,404

		1,087,691

Health Care Providers & Services — 5.9%
Acadia Healthcare Co., Inc.*	8,564	371,335
Centene Corp.*	5,885	330,502
ExamWorks Group, Inc.*	15,727	406,543
HealthSouth Corp.	14,047	493,190
HMS Holdings Corp.*	8,381	177,091
Surgical Care Affiliates, Inc.*	3,600	94,499

		1,873,160

The accompanying notes are an integral part of the financial statements.

6

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

October 31, 2013

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Technology — 1.5%
athenahealth, Inc.*	3,505	$467,953

Hotels, Restaurants & Leisure — 4.4%
BJ’s Restaurants, Inc.*	3,739	101,177
Jack in the Box, Inc.*	9,416	383,043
Red Robin Gourmet Burgers, Inc.*	5,588	425,694
Six Flags Entertainment Corp.	12,570	472,758

		1,382,672

Household Durables — 1.7%
Beazer Homes USA, Inc.*	21,625	392,926
The Ryland Group, Inc.	3,283	131,977

		524,903

Internet & Catalog Retail — 2.4%
HomeAway, Inc.*	7,050	209,032
Shutterfly, Inc.*	11,159	548,353

		757,385

Internet Software & Services — 9.7%
CoStar Group, Inc.*	2,194	388,316
Dealertrack Technologies, Inc.*	8,923	332,828
Envestnet, Inc.*	12,171	441,807
Responsys, Inc.*	30,788	503,076
SPS Commerce, Inc.*	6,441	438,954
Textura Corp.*	7,667	293,876
Tremor Video, Inc.*	33,162	319,682
Yelp, Inc.*	5,158	349,454

		3,067,993

IT Services — 2.7%
MAXIMUS, Inc.	8,441	408,966
WEX Inc.*	4,622	431,464

		840,430

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Leisure Equipment & Products — 1.7%
Brunswick Corp.	12,220	$551,489

Life Sciences Tools & Services — 1.5%
Furiex Pharmaceuticals, Inc.*	7,520	294,032
PAREXEL International Corp.*	3,617	165,333

		459,365

Machinery — 2.3%
Actuant Corp., Class A	11,663	438,062
Lindsay Corp.	3,842	292,030

		730,092

Marine — 0.7%
Diana Shipping, Inc. (Greece)*	20,223	229,329

Media — 1.8%
IMAX Corp. (Canada)*	19,349	564,023

Metals & Mining — 0.4%
U.S. Silica Holdings, Inc.	3,748	130,505

Oil, Gas & Consumable Fuels — 3.7%
Oasis Petroleum, Inc.*	6,654	354,326
Pioneer Energy Services Corp.*	29,582	248,489
Rosetta Resources, Inc.*	9,320	558,641

		1,161,456

Professional Services — 3.8%
The Advisory Board Co.*	2,967	203,536
The Corporate Executive Board Co.	6,775	493,898
TrueBlue, Inc.*	11,241	277,653
WageWorks, Inc.*	4,511	231,008

		1,206,095

The accompanying notes are an integral part of the financial statements.

7

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Real Estate Management & Development — 2.2%
Altisource Residential Corp.	10,896	$289,507
Jones Lang LaSalle, Inc.	4,178	397,746

		687,253

REIT — 1.8%
EastGroup Properties, Inc.	4,235	269,600
Pebblebrook Hotel Trust	9,725	293,695

		563,295

Road & Rail — 3.5%
Avis Budget Group, Inc.*	6,199	194,215
Genesee & Wyoming, Inc., Class A*	3,092	308,705
Old Dominion Freight Line, Inc.*	3,971	186,240
Swift Transportation Co.*	19,820	431,878

		1,121,038

Semiconductors & Semiconductor Equipment — 2.8%
Cavium, Inc.*	13,296	535,962
Himax Technologies, Inc., ADR	37,149	359,974

		895,936

Software — 9.8%
Aspen Technology, Inc.*	16,686	637,906
CommVault Systems, Inc.*	3,604	281,400
Ellie Mae, Inc.*	11,916	344,372
Guidewire Software, Inc.*	7,583	384,610
Infoblox, Inc.*	16,564	736,270
Interactive Intelligence Group, Inc.*	6,550	402,498

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
NQ Mobile, Inc., ADR*	8,816	$126,950
The Ultimate Software Group, Inc.*	1,294	199,897

		3,113,903

Specialty Retail — 3.7%
GameStop Corp., Class A	8,146	446,564
Haverty Furniture Companies, Inc.	7,503	208,658
Vitamin Shoppe, Inc.*	4,509	211,517
Zumiez, Inc.*	10,345	306,626

		1,173,365

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc.*	11,270	391,182

TOTAL COMMON STOCKS (Cost $22,821,675)		30,618,787

TOTAL INVESTMENTS - 96.6% (Cost $22,821,675)		30,618,787

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%		1,086,128

NET ASSETS - 100.0%		$31,704,915

*	Non-income producing.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

8

TIMBERLINE SMALL CAP GROWTH FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $22,821,675)	$30,618,787
Cash	1,453,284
Receivable for investments sold	411,042
Receivable for capital shares sold	1,519
Dividends and interest receivable	1,526
Receivable from Investment Adviser	13,048
Prepaid expenses and other assets	25,166

Total assets	32,524,372

Liabilities
Payable for investments purchased	725,120
Payable for transfer agent fees	27,942
Payable for administration and accounting fees	14,716
Payable for custodian fees	8,946
Payable for distribution fees	115
Other expenses	42,618

Total liabilities	819,457

Net Assets	$31,704,915

Net Assets Consisted of:
Capital stock, $0.01 par value	$22,492
Paid-in capital	22,461,791
Accumulated net investment loss	(202,510)
Accumulated net realized gain from investments	1,626,030
Net unrealized appreciation on investments	7,797,112

Net Assets	$31,704,915

Class A:

Net asset value, redemption price per share ($417,019 / 29,805)	$13.99

Maximum offering price per share (100/94.25 of $13.99)	$14.84

Adviser Class:
Net asset value, offering and redemption price per share ($126,432 / 9,046)	$13.98

Institutional Class:
Net asset value, offering and redemption price per share ($31,161,464 / 2,210,398)	$14.10

The accompanying notes are an integral part of the financial statements.

9

TIMBERLINE SMALL CAP GROWTH FUND

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

Investment Income
Dividends	$48,912
Interest	114

Total investment income	49,026

Expenses
Advisory fees (Note 2)	147,861
Transfer agent fees (Note 2)	60,269
Administration and accounting fees (Note 2)	39,468
Registration and filing fees	18,485
Legal fees	16,881
Custodian fees (Note 2)	14,468
Audit fees	12,275
Printing and shareholder reporting fees	9,725
Trustees’ and officers’ fees (Note 2)	5,797
Distribution fees (Class A) (Note 2)	533
Distribution fees (Adviser Class) (Note 2)	144
Other expenses	5,307

Total expenses before waivers and reimbursements	331,213

Less: waivers and reimbursements (Note 2)	(158,996)

Net expenses after waivers and reimbursements	172,217

Net investment loss	(123,191)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	2,543,300
Net change in unrealized appreciation on investments	3,332,364

Net realized and unrealized gain on investments	5,875,664

Net increase in net assets resulting from operations	$5,752,473

The accompanying notes are an integral part of the financial statements.

10

TIMBERLINE SMALL CAP GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Increase/(decrease) in net assets from operations:
Net investment loss	$(123,191)	$(192,039)
Net realized gain/(loss) from investments	2,543,300	(620,076)
Net change in unrealized appreciation on investments	3,332,364	2,856,916

Net increase in net assets resulting from operations	5,752,473	2,044,801

Less Dividends and Distributions to Shareholders
Net realized capital gains:
Class A	—	(2,826)
Adviser Class	—	(585)
Institutional Class	—	(192,297)

Net decrease in net assets from dividends and distributions to shareholders	—	(195,708)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(320,927)	3,262,679

Total increase in net assets	5,431,546	5,111,772

Net assets
Beginning of year	26,273,369	21,161,597

End of year	$31,704,915	$26,273,369

Accumulated net investment loss, end of year	$(202,510)	$(79,319)

The accompanying notes are an integral part of the financial statements.

11

TIMBERLINE SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the
	Six Months Ended		For the	For the	For the Period
	October 31, 2013		Year Ended	Year Ended	February 3, 2011*
	(Unaudited)		April 30, 2013	April 30, 2012	to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$11.47		$10.75	$11.85	$10.57

Net investment loss(1)	(0.07)		(0.11)	(0.13)	(0.04)
Net realized and unrealized gain/(loss) on investments	2.59		0.92	(0.71)	1.32

Net increase/(decrease) in net assets resulting from operations	2.52		0.81	(0.84)	1.28

Dividends and distributions to shareholders from:
Net realized gains	—		(0.09)	(0.26)	—

Net asset value, end of period	$13.99		$11.47	$10.75	$11.85

Total investment return(2)	21.97%		7.65%	(6.75)%	12.11%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$417		$381	$458	$72
Ratio of expenses to average net assets	1.41	%(3)	1.48%	1.48%	1.48	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.49	%(3)	2.90%	3.67%	3.75	%(3)
Ratio of net investment loss to average net assets	(1.08	%)(3)	(1.09%)	(1.27)%	(1.34	)%(3)
Portfolio turnover rate	50.32	%(5)	109.97%	104.56%	31.40	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the period December 31, 2010 (commencement of operations) to April 30, 2011. Portfolio turnover is not annualized.

The accompanying notes are an integral part of the financial statements.

12

TIMBERLINE SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Adviser Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Adviser Class
	For the
	Six Months Ended		For the	For the	For the Period
	October 31, 2013		Year Ended	Year Ended	March 16, 2011*
	(Unaudited)		April 30, 2013	April 30, 2012	to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$11.46		$10.74	$11.85	$10.40

Net investment loss(1)	(0.07)		(0.12)	(0.13)	(0.02)
Net realized and unrealized gain/(loss) on investments	2.59		0.93	(0.72)	1.47

Net increase/(decrease) in net assets resulting from operations	2.52		0.81	(0.85)	1.45

Dividends and distributions to shareholders from:
Net realized gains	—		(0.09)	(0.26)	—

Net asset value, end of period	$13.98		$11.46	$10.74	$11.85

Total investment return(2)	21.99%		7.66%	(6.84)%	13.94%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$126		$98	$53	$28
Ratio of expenses to average net assets	1.41	%(3)	1.48%	1.48%	1.48	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.49	%(3)	2.88%	3.61%	3.49	%(3)
Ratio of net investment loss to average net assets	(1.08	%)(3)	(1.09%)	(1.27)%	(1.29	)%(3)
Portfolio turnover rate	50.32	%(5)	109.97%	104.56%	31.40	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the period December 31, 2010 (commencement of operations) to April 30, 2011. Portfolio turnover is not annualized.

The accompanying notes are an integral part of the financial statements.

13

TIMBERLINE SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the Period
	October 31, 2013		Year Ended	Year Ended	December 31, 2010*
	(Unaudited)		April 30, 2013	April 30, 2012	to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$11.55		$10.79	$11.86	$10.00

Net investment loss(1)	(0.05)		(0.09)	(0.11)	(0.04)
Net realized and unrealized gain/(loss) on investments	2.60		0.94	(0.70)	1.90

Net increase/(decrease) in net assets resulting from operations	2.55		0.85	(0.81)	1.86

Dividends and distributions to shareholders from:
Net realized gains	—		(0.09)	(0.26)	—

Net asset value, end of period	$14.10		$11.55	$10.79	$11.86

Total investment return(2)	22.08%		7.99%	(6.49)%	18.60%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$31,161		$25,794	$20,650	$18,687
Ratio of expenses to average net assets	1.16	%(3)	1.23%	1.23%	1.23	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.24	%(3)	2.64%	3.45%	2.81	%(3)
Ratio of net investment loss to average net assets	(0.83	%)(3)	(0.84%)	(1.02)%	(1.11	)%(3)
Portfolio turnover rate	50.32	%(5)	109.97%	104.56%	31.40	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The Timberline Small Cap Growth Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on December 31, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”), which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Adviser Class and Institutional Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares was purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Investments in Securities*	$30,618,787	$30,618,787	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase

16

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

17

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Timberline Asset Management LLC (“TAM” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. For the period from May 1, 2013 through August 31, 2013, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) did not exceed 1.23% (on an annual basis) of the Fund’s average daily net assets. Effective September 1, 2013, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.05% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until December 31, 2015, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. At October 31, 2013, the amount of potential recovery was as follows:

	Expiration
April 30, 2014	April 30, 2015	April 30, 2016	April 30, 2017
$61,402	$386,522	$319,654	$158,996

For the six months ended October 31, 2013, the advisory fees accrued and waived were $147,861 and fees reimbursed by the Adviser were $11,135.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

18

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover amounts previously waived if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Adviser Class Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Adviser Class Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund’s Class A and Adviser Class Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2013 was $2,623. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$13,937,336	$14,369,846

19

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2013		For the Year Ended
	(Unaudited)		April 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares
Sales	6,772	$84,007	5,696	$62,241
Reinvestments	—	—	282	2,826
Redemptions	(10,195)	(131,927)	(15,365)	(163,841)

Net decrease	(3,423)	$(47,920)	(9,387)	$(98,774)

Adviser Class Shares
Sales	704	$9,311	5,857	$59,411
Reinvestments	—	—	58	585
Redemptions	(251)	(3,540)	(2,294)	(23,498)

Net increase	453	$5,771	3,621	$36,498

Institutional Class Shares
Sales	12,832	$177,500	307,654	$3,196,530
Reinvestments	—	—	18,353	184,810
Redemption Fees*	—	—	—	18
Redemptions	(36,379)	(456,278)	(5,508)	(56,403)

Net increase/(decrease)	(23,547)	$(278,778)	320,499	$3,324,955

Total Net Increase/(Decrease)	(26,517)	$(320,927)	314,733	$3,262,679

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

20

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2013, the tax character of distributions paid by the Fund was $97,929 of ordinary income dividends and $97,779 of long term capital gains dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$(610,352)	$—	$—	$4,203,794	$(125,283)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

21

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Concluded)

October 31, 2013

(Unaudited)

At October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$22,821,675

Gross unrealized appreciation	$8,129,070
Gross unrealized depreciation	(331,958)

Net unrealized appreciation	$7,797,112

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

As of April 30, 2013, the Funds’ post-enactment capital loss carryforward which were short-term losses and long-term losses and had an unlimited period of capital loss carryover were as follows:

	Post-Enactment Unlimited Period of Net Capital Loss Carryforward
	Short-Term	Long-Term
Timberline Small Cap Growth Fund	$377,142	$233,210

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

TIMBERLINE SMALL CAP GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 632-9904 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 24, 2013 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”), (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Timberline Asset Management LLC (the “Adviser” or “TAM”) and the Trust on behalf of the Timberline Small Cap Growth Fund (the “Fund”), (the “Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements. The Adviser also provided its most recent Form ADV and proxy voting policies and procedures for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics;

23

TIMBERLINE SMALL CAP GROWTH FUND

Other Information

(Unaudited)

and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from TAM attended the meeting both in person and telephonically and discussed TAM’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for each of the Fund’s share classes as compared to the Fund’s benchmark, the Russell 2000 Growth Index, and the Lipper Small Cap Growth Fund category, the Fund’s applicable Lipper peer group, for the one year, two year, since inception and year to date periods ended July 31, 2013. The Trustees noted that the Fund’s Class A shares outperformed the median of the Lipper Small Cap Growth Fund category for the year to date and since inception periods ended July 31, 2013 and underperformed for the one year and two year periods. The Board noted that the Fund’s Class A shares outperformed the Fund’s benchmark for the year to date period ended July 31, 2013 and underperformed for the one year, two year and since inception periods. The Trustees noted that the Fund’s Adviser and Institutional Class shares, which had differing inception dates, outperformed the Fund’s benchmark and Lipper peer group for the year to date period ended July 31, 2013 and underperformed for the one year, two year and since inceptions periods.

The Trustees also received performance information for the Fund’s Institutional Class shares, including the performance of the Fund’s predecessor, as compared to the Fund’s comparable separately managed account composite (“Composite”), the Russell 2000 Growth index since inception, the Lipper Small Cap Growth Fund Category and the Morningstar Small Growth Category for the following periods ended June 30, 2013: one year, three year, five year and since inception. The Trustees noted that the Fund’s Institutional Class shares (including the predecessor fund) outperformed the Lipper and Morningstar peer groups for the three year and five year periods ended June 30, 2013 and underperformed for the one year period. With respect to the Fund’s benchmark, the Fund’s Institutional Class shares (including the predecessor fund) outperformed for the five year and since inception periods ended June 30, 2013 and underperformed for the one year and three year periods.

Although the Fund had underperformed its benchmark, the Lipper and Morningstar peer groups for certain measurement periods noted above, the Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser charges to similarly

24

TIMBERLINE SMALL CAP GROWTH FUND

Other Information

(Unaudited)

managed accounts and evaluated explanations provided by the Adviser as to differences in fees it charges to the Fund and other similarly managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the net advisory fee and net total expense ratio of the Fund’s Institutional Class shares and Class A shares were lower than the median of the net advisory fee and net total expense ratio of funds with similar share classes in the Lipper Small Cap Growth Fund Category with $100 million or less in assets. Further, the gross advisory fee and gross total expense ratio for the Fund’s Institutional Class shares and Class A shares were higher than the median for the gross advisory fee and gross total expense ratio for funds in the same category. Additionally, the Board noted that the net advisory fee and net total expense ratio for the Fund’s Adviser Class shares, were lower than, and in line with, respectively, the net advisory fee and net total expense ratio of funds with a similar share class in the Lipper Small Cap Growth Fund Category with $100 million or less in assets. The Trustees noted that the gross advisory fee and gross total expense ratio for the Fund’s Adviser Class shares were higher than the median for the gross advisory fee and gross total expense ratio for funds in the same category. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those for other advisers which manage mutual funds with investment objectives, strategies and policies similar to those for the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by TAM, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts, on the other hand. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s profitability. The Trustees were provided with the most recent financial statements for the Adviser’s parent company, Stifel Financial Corp., for the year ended December 31, 2012. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider and that the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees noted that the fees charged by the Adviser are reasonable in relation to the

25

TIMBERLINE SMALL CAP GROWTH FUND

Other Information

(Unaudited)

nature and quality of the services provided, taking into account the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement.

26

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Investment Adviser

Timberline Asset Management LLC

805 SW Broadway, Suite 2400

Portland, OR 97205

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

TIMBERLINE SMALL

CAP GROWTH FUND

of

FundVantage Trust

Class A Shares (SGWAX)

Adviser Class Shares (SGWYX)

Institutional Class Shares (SGRIX)

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Timberline Small Cap Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Timberline Small Cap Growth Fund.

WHV FUNDS

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear WHV Funds Shareholder,

Market Overview

The U.S. equity markets have continued their strong performance during the second and third quarters of 2013. In September, the S&P 500 established a new bull market peak of 1725.52 at the close on September 18th, subsequently weakening somewhat toward the end of the quarter. The return for the quarter was still positive and the long anticipated seasonal correction of 5% - 10% did not take place. The stock market peak coincided with the Federal Reserve Bank’s September FOMC meeting at which it became increasingly clear that the much bantered about “QE3 Tapering” was an event to be deferred toward the end of 2013 or into 2014. In our last quarterly comments we highlighted some bright spots in regard to U.S. economic growth, such as strength in the automobile and aerospace sectors as well as the continuing rebound of the residential real estate market. More recent employment figures seemed to substantiate this observation, but the latest edition of the partisan budget/debt ceiling battle appears to have the potential to meaningfully reduce U.S. economic growth for the remainder of 2013. Always trying to accentuate the positive, we view the partial government shutdown as another brick in the proverbial wall of worry that the U.S. stock market can continue to climb. On a more positive note, President Obama decided to nominate Janet Yellen to be the successor of Fed President Ben Bernanke. She is the preferred consensus choice of the U.S. business elite, Wall Street and Washington insiders due to her belief in more aggressive financial regulations as well as transparency.

After the torrid rally of the Japanese stock market through mid-May 2013, it has moved in a sideways channel for all of the third quarter. The Japanese economy is growing stronger than most of us are accustomed to. Japan’s Cabinet Office revised the figure for Q2 GDP growth upward to an annualized 3.8% from an initial estimate of 2.6%. Helped by increased capital expenditures and subsequent to an annualized Q1 growth figure of 4.1%, it highlights that Japan’s economy is the fastest growing economy in the developed world, with growth rates rivaling those of many EM economies. It remains to be seen, however, how long this above trend line growth will persist. In order to reduce the high level of debt to GDP, the Japanese Cabinet has floated the plan to raise the consumption tax rate from 5% to 8% in April 2014 and to 10% in October 2015.i

The worst of the Euro-crisis appears to be behind us as the currency strengthened significantly versus the U.S. dollar and finished the quarter at €1.3527. Even the weakest economies appear to have ended their freefall, and unemployment in the worst affected Mediterranean countries has moderated. Even Greece achieved a primary balance of payments surplus. After the usual light news flow during the summer, political news occupied the headlines. Angela Merkel won the German parliamentary elections in a very convincing manner, just failing to achieve an absolute majority for her Christian Democratic party. This leads to expectations of continued stabilization for Europe. Not to be left behind, Italy entered the spotlight with the latest government crisis. Former Prime Minister Silvio Berlusconi was convicted of tax fraud in August and subsequently left the governing coalition. This led to a no-confidence vote that did not succeed and an Italian Senate Committee voted to expel Mr. Berlusconi, which will lift his parliamentary immunity. It is possible that Italy may have entered the post-Berlusconi era.

WHV FUNDS

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

WHV International Equity Fund

Market Outlook

The global economy is in its third year of decelerating growth. As the global economy began to show signs of recovery during the past several months, global investors gravitated towards early cycle investments and generally disfavored the middle-to-later cycle energy and materials stocks that WHV favors. In October, the International Monetary Fund forecasted that global economic growth should accelerate in 2014, 2015 and 2016. Historically, the resumption of positive growth momentum should encourage global investors to shift towards WHV International Equity strategy’s economically sensitive investments in the energy, materials and industrials sectors.

China’s growth is particularly important to the WHV International Equity strategy given the portfolio’s exposure to energy and natural resources, including iron ore, copper and oil, for which China is the marginal consumer. China’s real GDP is forecast by the country’s leadership to grow 7.5% in 2013. Although below last year’s 7.8% growth rate and the 9.5% annualized growth rate achieved from 1978 to 2007, a growth rate of 7.5% is still significant. On a relative basis, it represents 2.6 times the current projections of 2013 global growth. On an absolute basis, 7.5% growth is significant because China’s superior long term growth has already propelled the nation’s economy to become the second largest in the world behind only that of the United States. The country is growing at a slower pace off of a larger base. We believe a slower growth rate is more appropriate at this stage in China’s economic development considering how large its economy has already grown.

China’s economic and financial strengths stand out when compared to other emerging market countries. For example, China and India are the two most populous countries in the world, each with nearly 1.3 billion citizens; however, that is where the similarity ends. While China is forecast to grow 7.5% this year, India’s growth rate is forecast to be only 3.8%. In 2010, when inflation in China began to grow to unhealthy levels, the government addressed it immediately, implementing tight monetary and fiscal policies which have resulted in its inflation rate declining from a high of 6.5% to its current 3.1% rate. In contrast, Indian monetary authorities are struggling to suppress a stubbornly high inflation rate of 6% with little success. The Chinese government has foreign exchange reserves of $3.66 trillion, the largest in the world, while India’s foreign exchange reserves are $0.3 trillion and falling.

We believe that China will continue to be the fastest growing large economy in the world as its financial strength and autocratic form of capitalism have the potential to sustain its superior economic growth rate for an extended period of time. Since China is the largest marginal consumer of energy and natural resources, China’s continued industrialization, mass urbanization and infrastructure modernization would be expected to be positive for the WHV International Equity Fund’s investments in the energy, materials and industrials sectors over the long term.

WHV FUNDS

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

Performance Review

The primary factor in the sector selection process of the WHV International Equity Fund is the analysis of global supply and demand imbalances. The identification and monitoring of these imbalances allows WHV to follow the relative attractiveness of each sector. For example, the current secular theme emphasizes those sectors that are expected to benefit from the developing economic leadership of the emerging market economies: energy, materials and industrials.

For the six-month period ending October 31, 2013, the WHV International Equity Fund realized a 7.87% (Class I Shares), and 7.74% ( Class A Shares without sales charge) return. This is compared to the overall international equity market, as defined by the MSCI EAFE Index (gross), appreciating 8.72% for the same period. Positive absolute performance for the Fund, as well as the market, was the result of a favorable reaction to stronger economic data, particularly out of China, and the U.S. Federal Reserve’s decision not to begin tapering its asset purchases at this time. The market’s overall upward moves reflected the fact that global growth is gaining some momentum, although this positive movement was tempered somewhat by tension in the Middle East. Underperformance for the Fund was the result of stock selection within the materials sector, as well as the lack of exposure to the top performing consumer discretionary and telecom sectors. Positives for the six-month period included strong stock selection within the energy and industrials sectors.

WHV Emerging Markets Equity Fund

We have recently announced the close of the WHV Emerging Markets Equity Fund. The Fund has ceased operations and investor assets will be redeemed on December 20, 2013. All of us at WHV would like to thank you for your investment in the Fund and your relationship with the firm. We look forward to the opportunity of meeting your investment needs once again in the future.

Market Outlook

The MSCI EM index rebounded strongly during the third quarter, apparently motivated by the realization that the previously mentioned QE3 Tapering was going to be delayed. Despite the September rebound, Emerging Markets have underperformed developed markets by 30% over the last three years and by 19% year-to-date based on MSCI data.ii This relative underperformance has led to historically very attractive valuations of the Emerging Markets. The macro environment of the Jittery 5 EM economies (Brazil, India, Indonesia, South Africa, and Turkey) appears to have stabilized after the QE3 news. Interest rate increases by the Brazilian central bank and the Reserve Bank of India appear to have stemmed the deterioration of the Real and the Rupiah, caused by elevated current account deficit numbers. The appointment of Raghuram Rajan to Governor of the Reserve Bank of India has been received as welcome news by world policy makers, economists and investors alike (Prof. Rajan has a well-credentialed academic background and was the Chief Economist of the IMF from October 2003 through December 2006).

The IMF’s most recent World Economic Outlook lowered economic growth forecasts again for both developed and emerging economies. The IMF points out that many economies enjoyed an unusually good run over the past decade, supported by rapid credit growth or high commodity prices. The organization continues to worry about excessive credit growth in many countries. We believe that the IMF has traditionally lagged in its analysis conclusion and that the worst appears to be behind us as far as EM economies are concerned. Political realities combined with recent

WHV FUNDS

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

violent demonstrations in many countries have shown the need to concentrate again on structural reform. The specter of upcoming elections in India and Brazil could provide the desired impetus for structural reform, but it’s more likely that such reforms will only happen after the elections in 2014. Recent worries about China’s economic growth (or lack thereof) appear to be easing as the new administration is settling in. A relatively small stimulus program centered on high speed rail and subway expansions appears to have stabilized economic growth around the targeted growth rate of 7.5%. However, property prices in the major cities continue to rise and significant imbalances remain in the economy. The new administration appears to be more focused on shoring up political support from leftist supporters to counter any backlash from backers of the recently convicted ex-politburo member Bo Xilai, than initiating much-needed reforms to the economy. Turkey, which holds much long-term promise based on its central location to markets in Europe, Central Asia, and the Middle East and its entrepreneurial businesses, has seen a rise in political conflict. A powerful prime minister (Recep Erdogan) who has not faced much electoral opposition for many years has evolved from a democratic leader to a majoritarian one, and this has crystallized opposition among various neglected minority groups. It remains to be seen if these conflicts are resolved in a truly democratic fashion and support Turkey’s evolution to a pluralistic country with a market-based economy.

Emerging Markets continue to be attractive based on superior economic growth prospects, lower valuations, and stronger balance sheets at both the government and consumer levels. GDP growth in 2013 on an aggregated basis is expected to be 4.5% for emerging economies and only 1.2% for developed economies. iii We expect this superior economic growth to continue over the next five to ten years. We do not anticipate a return to “classic” EM equity meltdowns that occurred quite regularly in the 1980s and 1990s due to much stronger balance sheets, flexible currency exchange rate regimes, and lower foreign liabilities. Furthermore, the demonstrated improved competence of most EM central bank policy makers is significantly more assuring in terms of monetary policy responses than those investors experienced during the 1980s and 1990s.

Emerging Market equities have become attractively valued by historic standards and we expect relatively strong returns for long-term investors. We anticipate economic growth in these countries to be driven more by domestic demand and trade with other emerging economies and less by exports to developed countries. Besides faster economic growth, Emerging Markets also have stronger balance sheets and attractive demographics.

Performance Overview

The investment philosophy of the WHV Emerging Markets Equity Fund is grounded in the conviction that superior investment performance results are obtainable by identifying attractively valued companies that can grow their earnings faster than the overall market. The process begins with a top-down analysis that aims to identify the most attractive emerging market countries in which to invest. Utilizing the firm’s long running GARPiv oriented philosophy, the firm then constructs a portfolio of the most attractive stocks within those countries through bottom-up, fundamental research.

For the six month period ending October 31, 2013, the WHV Emerging Markets Equity Fund realized a total return of -2.56% (I share), and -2.67% (A share without sales charge). This is compared to the emerging markets equity market, as defined by the MSCI Emerging Markets Index (net), appreciating 1.16% for the same period. The Fund’s underperformance for the period was largely attributable to stock selection in the financials, materials and consumer staples sectors. Furthermore, stock selection and allocation decisions within Chile, Korea and Turkey contributed

WHV FUNDS

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2013

(Unaudited)

to relative underperformance. Positives for the period included strong stock selection in China, as well as within the consumer discretionary and information technology sectors.

We thank you for your investment in the Funds and look forward to communicating with you again in our next letter.

Sincerely,

WHV Investment Management

i Wall Street Journal, September 9, 2013

ii HSBC: Report-October 8, 2013, Data-September 30, 2013

iii IMF World Outlook October 2013

iv GARP (Growth at a Reasonable Price): An equity investment strategy that seeks to combine tenets of both growth investing and value investing to find individual stocks. GARP investors look for companies that are showing consistent earnings growth above broad market levels (a tenet of growth investing ) while excluding companies that have very high valuations (value investing).

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2013 and reflects the views of the investment adviser, or sub-adviser, at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Funds or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

WHV FUNDS

WHV International Equity Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2013
				Since
	6 Months†	1 Year	3 Years	Inception
Class A Shares (without sales charge)*	7.74%	16.49%	5.49%	9.31%
Class A Shares (with sales charge)*	1.56%	9.80%	3.44%	7.80%
Class I Shares**	7.87%	16.80%	5.77%	18.08%
MSCI EAFE Index (Gross)	8.72%	27.40%	8.80%	10.33%	***
MSCI EAFE Index (Gross)	8.72%	27.40%	8.80%	13.04%	****

†	Not Annualized.
*	Class A Shares of the WHV International Equity Fund (the “Fund”) commenced operations on July 31, 2009.
**	Class I Shares of the Fund commenced operations on December 19, 2008.
***	Benchmark performance is from the inception date of Class A Shares of the Fund (July 31, 2009) only and is not the inception date of the benchmark itself.
****	Benchmark performance is from the inception date of Class I Shares of the Fund (December 19, 2008) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.46% and 1.50%, respectively, for Class A Shares and 1.21% and 1.25%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2013, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investment Management, Inc. (the “Adviser”), formerly Wentworth, Hauser and Violich, Inc., has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016 unless the Board of Trustees approves its earlier termination. The Advisor is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed, or been higher had such fees and expenses not been recouped.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

WHV FUNDS

WHV International Equity Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2013

(Unaudited)

The Fund evaluates its performance as compared to that of the MSCI EAFE® Index (Europe, Autralasia, Far East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of October 31, 2013, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

WHV FUNDS

WHV Emerging Markets Equity Fund

Semi-Annual Report

Performance Data

October 31, 2013

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2013
			Since
	6 Months†	1 Year	Inception
Class A Shares (without sales charge)*	-2.67%	1.35%	-2.98%
Class A Shares (with sales charge)*	-8.26%	-4.48%	-4.99%
Class I Shares*	-2.56%	1.59%	-2.78%
MSCI Emerging Markets (Net) Index	1.16%	6.53%	-1.17%	**

†	Not Annualized.
*	The WHV Emerging Markets Equity Fund commenced operations on December 31, 2010.
**	Benchmark performance is from inception date of the Fund (December 31, 2010) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 5.59% and 1.75%, respectively, for Class A Shares and 5.30% and 1.50%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2013, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investment Management, Inc. (the “Adviser”), formerly Wentworth, Hauser and Violich, Inc., has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until December 31, 2016 unless the Board of Trustees approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund evaluates its performance as compared to that of the MSCI Emerging Markets (Net) Index, which is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets. As of October 31, 2013, the MSCI Emerging Markets (Net) Index consisted of the following 21 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. Emerging markets involve additional risks, including lack of market liquidity, currency devaluation, hyperinflation, political or social instability, and other factors.

WHV FUNDS

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the WHV Funds (each a “Fund” and together, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2013 through October 31, 2013 for the WHV International Equity Fund and for the WHV Emerging Markets Equity Fund, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WHV FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	WHV International Equity Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2013	October 31, 2013	During Period*
Class A Shares
Actual	$1,000.00	$1,077.40	$7.85
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63
Class I Shares
Actual	$1,000.00	$1,078.70	$6.55
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

	WHV Emerging Markets Equity Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2013	October 31, 2013	During Period**
Class A Shares
Actual	$1,000.00	$973.30	$8.70
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89
Class I Shares
Actual	$1,000.00	$974.40	$7.46
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63

*Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2013 of 1.50% and 1.25% for Class A and Class I Shares, respectively, for the WHV International Equity Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The WHV International Equity Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the WHV International Equity Fund of 7.74% and 7.87% for Class A and Class I Shares, respectively.

**Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2013 of 1.75% and 1.50% for Class A and Class I Shares, respectively, for the WHV Emerging Markets Equity Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The WHV Emerging Markets Equity Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the WHV Emerging Markets Equity Fund of -2.67% and -2.56% for Class A and Class I Shares, respectively.

WHV FUNDS

WHV International Equity Fund

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Energy Equipment & Services	28.6%	$110,025,530
Metals & Mining	13.6	52,365,697
Road & Rail	11.5	44,018,540
Chemicals	9.4	36,018,057
Oil, Gas & Consumable Fuels	8.0	30,602,053
Food Products	7.4	28,413,421
Machinery	6.0	22,851,086
Beverages	4.6	17,473,450
Tobacco	3.5	13,627,284
Pharmaceuticals	3.0	11,524,318
Insurance	1.2	4,509,971
Real Estate Management & Development	1.0	3,970,270
Capital Markets	0.3	1,142,918
Trading Companies & Distributors	0.1	506,291
Other Assets in Excess of Liabilities	1.8	6,950,107

NET ASSETS	100.0%	$383,998,993

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 98.2%
Australia — 5.3%
BHP Billiton, Ltd., SP ADR	290,330	$20,523,428

Bermuda — 4.0%
Bunge, Ltd.	27,765	2,280,339
Nabors Industries, Ltd.	605,157	10,578,144
PartnerRe, Ltd.	26,155	2,620,993

		15,479,476

Brazil — 2.1%
Vale SA, SP ADR	504,820	8,082,168

Canada — 27.1%
Agrium, Inc.	110,765	9,450,470
Brookfield Asset Management, Inc., Class A	100,310	3,970,270
Canadian National Railway Co.	170,845	18,780,992
Canadian Natural Resources, Ltd.	396,000	12,573,000
Canadian Pacific Railway, Ltd.	176,400	25,237,548
Ensign Energy Services, Inc.	44,810	763,114
Finning International, Inc.	21,775	506,291
Manulife Financial Corp.	45,730	809,421
Potash Corp. of Saskatchewan, Inc.	350,155	10,889,820
Suncor Energy, Inc.	477,095	17,342,403
Talisman Energy, Inc.	55,020	686,650
Teck Resources, Ltd., Class B	111,925	2,992,874

		104,002,853

Curacao — 5.6%
Schlumberger, Ltd.	230,670	21,618,392

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
France — 0.3%
AXA SA, SP ADR	43,165	$1,079,557

Germany — 3.0%
BASF SE, SP ADR	110,830	11,515,237

Ireland — 6.0%
Eaton Corp. PLC	154,856	10,926,639
Ingersoll-Rand PLC	176,580	11,924,447

		22,851,086

Luxemburg — 4.5%
Tenaris SA, ADR	365,070	17,088,927

Netherlands — 6.6%
Core Laboratories NV	85,600	16,026,032
Unilever NV, NY Shares	235,550	9,356,046

		25,382,078

Norway — 0.2%
Yara International ASA, ADR	16,160	700,374

Switzerland — 18.0%
Nestle SA, SP ADR	231,695	16,777,036
Noble Corp.	459,230	17,312,971
Novartis AG, ADR	148,605	11,524,318
Syngenta AG, ADR	42,875	3,462,156
UBS AG	59,035	1,142,918
Weatherford International, Ltd.*	1,146,910	18,855,200

		69,074,599

United Kingdom — 15.5%
British American Tobacco PLC, SP ADR	123,335	13,627,284
Diageo PLC, SP ADR	136,950	17,473,450
Ensco PLC, Class A	135,000	7,782,750

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	409,610	$20,767,227

		59,650,711

TOTAL COMMON STOCKS (Cost $314,600,632)		377,048,886

TOTAL INVESTMENTS - 98.2% (Cost $314,600,632)		377,048,886
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		6,950,107

NET ASSETS - 100.0%		$383,998,993

*	Non-income producing.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Commercial Banks	18.4%	$1,011,221
Energy Equipment & Services	10.4	568,187
Beverages	6.7	367,041
Health Care Providers & Services	6.7	365,381
Internet Software & Services	6.7	366,749
Hotels, Restaurants & Leisure	5.4	295,865
Semiconductors & Semiconductor Equipment	5.0	272,725
Food & Staples Retailing	4.7	259,020
Industrial Conglomerates	4.7	254,793
Food Products	4.4	241,617
Media	2.8	150,702
Health Care Equipment	2.7	148,560
Oil, Gas & Consumable Fuels	2.7	145,530
Auto Components	2.6	140,940
Chemicals	2.6	140,811
Commercial Services & Supplies	2.5	135,759
Personal Products	2.5	138,363
Airlines	2.0	112,155
Construction & Engineering	2.0	108,262
Water Utilities	2.0	111,405
Metals & Mining	1.8	99,222
Other Assets in Excess of Liabilities	0.7	39,176

NET ASSETS	100.0%	$5,473,484

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 99.3%
Argentina — 2.8%
Tenaris SA, ADR	3,310	$154,941

Brazil — 11.1%
BRF - Brasil Foods SA, ADR	5,500	128,865
Cia de Bebidas das Americas, PRF ADR	6,230	231,756
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	10,500	111,405
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	8,800	135,759

		607,785

Cambodia — 2.2%
NagaCorp, Ltd.	128,000	118,201

Chile — 2.6%
Sociedad Quimica y Minera de Chile SA, SP ADR	5,100	140,811

China — 14.8%
Anton Oilfield Services Group	230,000	145,474
Galaxy Entertainment Group, Ltd.*	23,800	177,664
Hengan International Group Co. Ltd.	11,300	138,363
Mindray Medical International, Ltd., ADR	3,950	148,560
SINA Corp.*	2,425	202,633

		812,694

Columbia — 2.7%
Pacific Rubiales Energy Corp.	7,000	145,530

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
India — 5.4%
HDFC Bank, Ltd., ADR	4,300	$155,875
Tata Motors, Ltd., SP ADR	4,500	140,940

		296,815

Malaysia — 7.8%
IHH Healthcare Bhd*	89,100	116,681
Public Bank Bhd	27,800	161,349
Sapurakencana Petroleum Bhd*	118,500	150,251

		428,281

Mexico — 4.4%
Fomento Economico Mexicano SAB de CV, SP ADR	1,450	135,285
Grupo Financiero Banorte SAB de CV	16,300	104,343

		239,628

Myanmar — 2.0%
Yoma Strategic Holdings, Ltd.	176,000	108,262

Panama — 2.0%
Copa Holdings SA, Class A	.750	112,155

Peru — 4.9%
Credicorp, Ltd.	1,225	167,335
Southern Copper Corp.	3,550	99,222

		266,557

Philippines — 6.7%
Alliance Global Group, Inc.	.417,575	254,793
Universal Robina Corp.	38,200	112,752

		367,545

Poland — 1.7%
Eurocash SA	6,000	92,168

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Russia — 7.5%
Eurasia Drilling Co., Ltd., GDR	2,775	$117,521
Mail.ru Group, Ltd., GDR	4,450	164,116
Sberbank of Russia, SP ADR	10,000	127,700

		409,337

South Africa — 5.0%
Life Healthcare Group
Holdings Ltd.	30,375	123,894
Naspers Ltd.	1,610	150,702

		274,596

South Korea — 2.0%
Samsung Electronics Co., Ltd., GDR	155	107,035

Taiwan — 3.0%
Taiwan Semiconductor
Manufacturing Co., Ltd., SP ADR	9,000	165,690

Thailand — 4.5%
Bangkok Dusit Medical Services PCL NVDR	29,000	124,806
Kasikornbank PCL NVDR	19,500	119,450

		244,256

Turkey — 6.2%
Bim Birlesik Magazalar AS	7,975	166,852
Turkiye Halk Bankasi AS	21,800	175,169

		342,021

TOTAL COMMON STOCKS (Cost $4,735,899)		5,434,308

Value
TOTAL INVESTMENTS - 99.3% (Cost $4,735,899)	$5,434,308
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	39,176

NET ASSETS - 100.0%	$5,473,484

*	Non-income producing.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PRF ADR	Preferred American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

	WHV International Equity Fund	WHV Emerging Markets Equity Fund
Assets
Investments, at value (Cost $314,600,632 and $4,735,899, respectively)	$377,048,886	$5,434,308
Cash	19,282,927	66,220
Receivable for capital shares sold	1,690,816	—
Dividends and interest receivable	528,691	1,127
Receivable from Investment Adviser	—	13,369
Prepaid expenses and other assets	93,228	15,454

Total assets	398,644,548	5,530,478

Liabilities
Payable for investments purchased	7,864,931	—
Payable for capital shares redeemed	6,299,679	—
Payable to Investment Adviser	340,724	—
Payable for administration and accounting fees	49,867	13,264
Payable for transfer agent fees	41,312	23,445
Payable for custodian fees	12,833	6,833
Accrued expenses	36,209	13,452

Total liabilities	14,645,555	56,994

Net Assets	$383,998,993	$5,473,484

Net Assets Consist of:
Capital stock, $0.01 par value	$172,977	$5,994
Paid-in capital	325,386,096	5,450,002
Accumulated net investment income	2,703,286	31,471
Accumulated net realized loss from investments	(6,711,620)	(712,356)
Net unrealized appreciation on investments and foreign currency transactions	62,448,254	698,373

Net Assets	$383,998,993	$5,473,484

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

Statement of Assets and Liabilities (Concluded)

October 31, 2013

(Unaudited)

	WHV International Equity Fund	WHV Emerging Markets Equity Fund
Class A:
Net asset value, offering and redemption price per share ($49,200,819 / 2,223,390) and ($355,211 / 39,002), respectively	$22.13	$9.11

Maximum offering price per share (100/94.25 of $22.13 and $9.11), respectively	$23.48	$9.67

Class I:
Net asset value, offering and redemption price per share ($334,798,174 / 15,074,350) and ($5,118,273 / 560,362), respectively	$22.21	$9.13

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

Statement of Operations

For the Six Months Ended October 31, 2013

(Unaudited)

	WHV International Equity Fund	WHV Emerging Markets Equity Fund
Investment Income
Dividends	$3,803,025	$64,766
Less: foreign taxes withheld	(372,262)	(8,732)
Interest	1,958	58

Total investment income	3,432,721	56,092

Expenses
Advisory fees (Note 2)	1,884,083	34,854
Administration and accounting fees (Note 2)	144,480	38,276
Transfer agent fees (Note 2)	73,478	46,232
Distribution fees (Class A) (Note 2)	63,135	597
Professional fees	37,942	13,698
Trustees’ and officers’ fees (Note 2)	26,550	467
Registration and filing fees	25,221	16,720
Printing and shareholder reporting fees	22,874	381
Custodian fees (Note 2)	17,603	9,880
Other expenses	16,689	1,167

Total expenses before waivers and reimbursements	2,312,055	162,272

Less: waivers and reimbursements (Note 2)	—	(109,392)
Plus: expenses recouped by Advisor (Note 2)	106,184	—

Net expenses after waivers and reimbursements and recoupment	2,418,239	52,880

Net investment income	1,014,482	3,212

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(3,961,999)	(187,377)
Net realized loss from foreign currency transactions	—	(12,265)
Net change in unrealized appreciation on investments	31,412,404	97,692
Net change in unrealized depreciation on foreign currency transactions	—	(36)

Net realized and unrealized gain/(loss) on investments	27,450,405	(101,986)

Net increase/(decrease) in net assets resulting from operations	$28,464,887	$(98,774)

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV International Equity Fund

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$1,014,482	$1,749,626
Net realized gain/(loss) from investments	(3,961,999)	4,374,446
Net change in unrealized appreciation from investments	31,412,404	16,462,284

Net increase/(decrease) in net assets resulting from operations	28,464,887	22,586,356

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	—	(90,463)
Class I	—	(1,240,006)

Total net investment income	—	(1,330,469)

Increase/(decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(18,102,806)	37,753,470

Total increase in net assets	10,362,081	59,009,357

Net assets
Beginning of period	373,636,912	314,627,555

End of period	$383,998,993	$373,636,912

Accumulated net investment income, end of period	$2,703,286	$1,688,804

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV Emerging Markets Equity Fund

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$3,212	$48,597
Net realized loss from investments and foreign currency transactions	(199,642)	(419,710)
Net change in unrealized appreciation from investments and foreign currency transactions	97,656	373,203

Net increase/(decrease) in net assets resulting from operations	(98,774)	2,090

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	—	(1,211)
Class I	—	(26,775)

Total net investment income	—	(27,986)

Increase/(decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(964,573)	1,091,243

Total increase/(decrease) in net assets	(1,063,347)	1,065,347

Net assets
Beginning of period	6,536,831	5,471,484

End of period	$5,473,484	$6,536,831

Accumulated net investment income, end of period	$31,471	$28,259

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV International Equity Fund

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Period July 31, 2009* to April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$20.54		$19.30	$22.42	$17.97	$15.22

Net investment income(1)	0.03		0.05	0.10	0.01	0.05
Net realized and unrealized gain/(loss) on investments	1.56		1.22	(3.20)	4.44	2.70

Net increase/(decrease) in net assets resulting from operations	1.59		1.27	(3.10)	4.45	2.75

Dividends to shareholders from:
Net investment income	—		(0.03)	(0.03)	—	—
Net realized gains	—		—	—	(0.01)	—	(2)

Total distributions	—		(0.03)	(0.03)	(0.01)	—

Redemption fees	—	(2)	— (2)	0.01	0.01	—	(2)

Net asset value, end of period	$22.13		$20.54	$19.30	$22.42	$17.97

Total investment return(3)	7.74%		6.61%	(13.75)%	24.83%	18.07%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$49,201		$53,447	$58,360	$56,113	$14,349
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of expenses to average net assets
without waivers, expense reimbursements and/or recoupment(5)	1.44	%(4)	1.46%	1.51%	1.57%	2.32	%(4)
Ratio of net investment income to average net assets	0.32	%(4)	0.27%	0.51%	0.05%	0.37	%(4)
Portfolio turnover rate	5.40	%(6)	5.21%	7.48%	2.20%	30.18	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV International Equity Fund

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period December 19, 2008* to April 30, 2009
Per Share Operating Performance
Net asset value, beginning of period	$20.59		$19.35	$22.47	$17.99	$12.44	$10.00

Net investment income(1)	0.06		0.11	0.15	0.05	0.12	0.07
Net realized and unrealized gain/(loss) on investments	1.56		1.22	(3.21)	4.45	5.43	2.37

Net increase/(decrease) in net assets resulting from operations	1.62		1.33	(3.06)	4.50	5.55	2.44

Dividends to shareholders from:
Net investment income	—		(0.09)	(0.07)	(0.02)	— (2)	—
Net realized gains	—		—	—	(0.01)	— (2)	—

Total distributions	—		(0.09)	(0.07)	(0.03)	—	—

Redemption fees	—	(2)	— (2)	0.01	0.01	— (2)	—

Net asset value, end of period	$22.21		$20.59	$19.35	$22.47	$17.99	$12.44

Total investment return(3)	7.87%		6.88%	(13.51)%	25.12%	44.62%	24.40%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$334,798		$320,190	$256,268	$193,361	$64,538	$191
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(5)	1.19	%(4)	1.21%	1.27%	1.32%	2.50%	163.68	%(4)
Ratio of net investment income to average net assets	0.57	%(4)	0.58%	0.77%	0.24%	0.68%	1.73	%(4)
Portfolio turnover rate	5.40	%(6)	5.21%	7.48%	2.20%	30.18%	11.10	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV Emerging Markets Equity Fund

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period December 31, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.36		$9.42	$10.34	$10.00

Net investment income/(loss)(1)	(0.01)		0.06	0.06	—	(2)
Net realized and unrealized gain/(loss) on investments	(0.24)		(0.10)	(0.94)	0.34

Net increase/(decrease) in net assets resulting from operations	(0.25)		(0.04)	(0.88)	0.34

Dividends to shareholder from:
Net investment income	—		(0.02)	(0.04)	—

Redemption Fees	—		— (2)	—	—

Net asset value, end of period	$9.11		$9.36	$9.42	$10.34

Total investment return(3)	(2.67)%		(0.40)%	(8.43)%	3.40%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$355		$546	$650	$5
Ratio of expenses to average net assets	1.75	%(4)	1.75%	1.75%	1.75	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	4.91	%(4)	5.59%	18.13%	113.39	%(4)
Ratio of net investment income/(loss) to average net assets	(0.14	)%(4)	0.63%	0.70%	(0.15	)%(4)
Portfolio turnover rate	60.02	%(6)	93.67%	64.04%	19.25	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.01) or $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

WHV Emerging Markets Equity Fund

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period December 31, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.37		$9.43	$10.35	$10.00

Net investment income(1)	—	(2)	0.08	0.09	0.01
Net realized and unrealized gain/(loss) on investments	(0.24)		(0.10)	(0.96)	0.34

Net increase/(decrease) in net assets resulting from operations	(0.24)		(0.02)	(0.87)	0.35

Dividends to shareholders from:
Net investment income	—		(0.04)	(0.05)	—

Redemption Fees	—		— (2)	—	—

Net asset value, end of period	$9.13		$9.37	$9.43	$10.35

Total investment return(3)	(2.56)%		(0.16)%	(8.30)%	3.50%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$5,118		$5,991	$4,821	$480
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	4.64	%(4)	5.30%	14.21%	104.44	%(4)
Ratio of net investment income to average net assets	0.11	%(4)	0.87%	0.95%	0.40	%(4)
Portfolio turnover rate	60.02	%(6)	93.67%	64.04%	19.25	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

WHV FUNDS

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV International Equity Fund and the WHV Emerging Markets Equity Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on December 19, 2008 and December 31, 2010, respectively. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The WHV International Equity Fund offers separate classes of shares, Class A, Class C and Class I Shares. The WHV Emerging Markets Equity Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of each Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer. As of October 31, 2013, Class C shares had not been issued.

The Board of Trustees of the Trust has approved a plan to liquidate and terminate the WHV Emerging Markets Equity Fund. The plan of liquidation provides that the WHV Emerging Markets Equity Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all of the WHV Emerging Markets Equity Fund’s shareholders of record. Final liquidation of the WHV Emerging Markets Equity Fund will occur on or about December 20, 2013. The WHV Emerging Markets Equity Fund will cease accepting purchase orders and will be closed to all new and existing investors on October 30, 2013.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Funds’ investments carried at fair value:

WHV International Equity Fund	Total Value at 10/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$377,048,886	$377,048,886	$—	$—

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

WHV Emerging Markets Equity Fund	Total Value at 10/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cambodia	$118,201	$—	$118,201	$—
China	812,694	351,193	461,501	—
Malaysia	428,281	—	428,281	—
Myanmar	108,262	—	108,262	—
Philippines	367,545	—	367,545	—
Poland	92,168	—	92,168	—
South Africa	274,596	—	274,596	—
Thailand	244,256	—	244,256	—
Turkey	342,021	—	342,021	—
All other countries*	2,646,284	2,646,284	—	—

Total Investments in Securities	$5,434,308	$2,997,477	$2,436,831	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period.

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six month period ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the WHV International Equity Fund. Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy. Securities with an end of period value of $1,382,740 for the WHV Emerging Markets Equity Fund transferred from Level 1 into Level 2. This transfer occurred as a result of those securities being valued utilizing the international fair value pricing at October 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Funds’ intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

Emerging Markets Risk — The Funds invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of each Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that each Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the WHV International Equity Fund’s average daily net assets and 1.50% (on an annual basis) of the WHV Emerging Markets Equity Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016 for the WHV International Equity Fund and until December 31, 2016 for the WHV Emerging Markets Equity Fund, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Funds. No recoupment will occur unless the Funds’ expenses are below the Expense Limitation. As of October 31, 2013, the amount of potential recovery is noted below. The actual amount of recoupment by the Advisor related to the WHV Emerging Markets Equity Fund may be limited due to its pending liquidation (Note 1).

	Expiration
	April 30, 2014	April 30, 2015	April 30, 2016	April 30, 2017
WHV International Equity Fund	$8,163	$38,946	$—	$—
WHV Emerging Markets Equity Fund	56,380	225,812	217,693	109,392

For the six months ended October 31, 2013 , the Adviser recouped $106,184 from WHV International Equity Fund.

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

For the six months ended October 31, 2013, the advisory fee and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
WHV International Equity Fund	$1,884,083	$—	$1,884,083
WHV Emerging Markets Equity Fund	34,854	(109,392)	(74,538)

Hirayama Investments, LLC (“Hirayama“or the “Sub-Adviser”) serves as the sub-adviser to the WHV International Equity Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the WHV International Equity Fund. Sub-Advisory fees are paid by WHV, not the WHV International Equity Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Funds terminate their agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (“the Underwriter”) provides principal underwriting services to the Funds.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds’ Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the six months ended

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

October 31, 2013, was $20,565 for the WHV International Equity Fund and $381 for the WHV Emerging Markets Equity Fund. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the six months ended October 31, 2013, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
WHV International Equity Fund	$20,304,200	$18,953,953
WHV Emerging Markets Equity Fund	3,837,215	4,219,887

4. Capital Share Transactions

For the six months ended October 31, 2013 and the year ended April 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	WHV International Equity Fund
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares
Sales	193,811	$4,024,271	720,281	$14,081,638
Reinvestments	—	—	3,496	69,074
Redemption Fees*	—	1,857	—	7,272
Redemptions	(572,761)	(11,887,579)	(1,145,405)	(22,058,689)

Net increase/(decrease)	(378,950)	$(7,861,451)	(421,628)	$(7,900,705)

Class I Shares
Sales	1,850,483	$38,418,959	6,028,965	$117,879,077
Reinvestments	—	—	44,140	873,537
Redemption Fees*	—	21,253	—	39,635
Redemptions	(2,329,410)	(48,681,567)	(3,765,149)	(73,138,074)

Net increase	(478,927)	$(10,241,355)	2,307,956	$45,654,175

Total net increase/(decrease)	(857,877)	$(18,102,806)	1,886,328	$37,753,470

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

	WHV Emerging Markets Equity Fund
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares
Sales	13,729	$121,780	11,957	$106,079
Reinvestments	—	—	118	1,099
Redemption Fees*	—	80	—	57
Redemptions	(33,040)	(283,483)	(22,791)	(185,047)

Net increase/(decrease)	(19,311)	$(161,623)	(10,716)	$(77,812)

Class I Shares
Sales	175,476	$1,507,200	253,396	$2,293,625
Reinvestments	—	—	2,880	26,728
Redemption Fees*	—	1,611	—	609
Redemptions	(254,653)	(2,311,761)	(127,750)	(1,151,907)

Net increase	(79,177)	$(802,950)	128,526	$1,169,055

Total net increase/(decrease)	(98,488)	$(964,573)	117,810	$1,091,243

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

As of April 30, 2013, the tax characters of distributions paid by the Funds were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend
WHV International Equity Fund	$1,330,469	$—
WHV Emerging Markets Equity Fund	27,986	—

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
WHV International Equity Fund	$—	$1,688,804	$450,271	$27,835,958	$—
WHV Emerging Markets Equity Fund	(426,624)	28,259	—	594,045	(79,418)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
WHV International Equity Fund	$314,600,632	$76,405,825	$(13,957,571)	$62,448,254
WHV Emerging Markets Equity Fund	4,735,899	809,844	(111,435)	698,409

Accumulated capital losses represent net capital loss carryovers as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), each Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was April 30, 2012.

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

As of April 30, 2013, the Funds’ post-enactment capital loss carryforward which were short-term losses and long-term losses and had an unlimited period of capital loss carryover were as follows:

	Post-Enactment Unlimited Period of Net Capital Loss Carryforward
	Short-Term	Long-Term
WHV International Equity Fund	$—	$—
WHV Emerging Markets Equity Fund	416,431	10,193

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

WHV FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 19-20, 2013 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved (a) the continuation of an advisory agreement (the “Agreement”) between the Trust, on behalf of the WHV Emerging Markets Equity Fund (the “EM Fund”) and the WHV International Equity Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”), and WHV Investment Management, Inc. (“WHV” or “Adviser”); and (b) the continuation of a sub-advisory agreement (the “Sub-advisory Agreement” and together with the Agreement, the “Agreements”) among WHV, Hirayama Investments, LLC (“Hirayama” or “Sub-Adviser”) and the Trust, on behalf of the International Fund. In determining whether to approve the Agreements, the Trustees considered information provided by WHV and Hirayama in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that WHV and Hirayama each provided regarding (i) the services performed for the Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of the Adviser and Sub-Adviser, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Funds and other clients (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on WHV’s or Hirayama’s ability to service the Funds, and (x) compliance with investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements. WHV and Hirayama also provided their respective Form ADVs for the Trustees’ review and consideration.

WHV FUNDS

Other Information (Continued)

(Unaudited)

The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreements.

Representatives from WHV and Hirayama attended the Meeting both in person and via teleconference and discussed the firms’ histories, performance and investment strategies in connection with the proposed continuation of the Agreements and answered questions from the Board.

The Trustees considered the investment performance for the Funds, the Adviser and Sub-Adviser. The Trustees reviewed relevant peer comparative rankings and historical performance charts which showed the performance for the Funds as compared to their respective Lipper categories, the MSCI Emerging Markets Index (Net) with respect to the EM Fund, and the MSCI EAFE Index (Net) with respect to the International Fund for the one year, two year, since inception and year to date periods ended April 30, 2013. The Trustees reviewed performance information for the EM Fund, including comparisons to the EM Fund’s comparable separately managed accounts managed by the Adviser and the MSCI Emerging Markets Index (Net) for the one year and since inception periods ended March 31, 2013. The Trustees also reviewed performance information for the International Fund, including comparisons to the International Fund’s comparable separately managed accounts managed by the Adviser, a comparable Adviser-managed fund and the MSCI EAFE Index (Gross) for the one year, three year and since inception periods ended March 31, 2013, as applicable. The Trustees considered the short term and long term performance of the Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year. They concluded that the performance of each of the Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

WHV and Hirayama provided information regarding the advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Adviser’s and Sub-Adviser’s relationship with the Funds. The Trustees also reviewed information regarding the fees the Adviser and Sub-Adviser charge to other clients and evaluated explanations provided by the Adviser and Sub-Adviser as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the WHV Funds versus other similarly managed funds. The Trustees concluded that the advisory and sub-advisory fees and services provided by WHV and Hirayama, respectively, are consistent with those of other advisers or sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds based on the information provided at the Meeting.

WHV FUNDS

Other Information (Continued)

(Unaudited)

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

WHV Emerging Markets Equity Fund. With respect to advisory fees and expenses, the gross advisory fee, net advisory fee and net total expense ratio for the Fund’s Class A shares were lower than median of the gross advisory fee, net advisory fee and net total expense ratio of funds with a similar share class in the Lipper Emerging Markets Fund category. Further, the gross total expense ratio for the Fund’s Class A shares was higher than the median of the gross total expense ratio for funds in the same category. Additionally, the net total expense ratio for the Fund’s Class I shares was lower than median of the net total expense ratio of funds with a similar share class in the Lipper Emerging Markets Fund category. The gross advisory fee, net advisory fee and gross total expense ratio for the Fund’s Class I shares were higher than the median of the gross advisory fee, net advisory fee and gross total expense ratio for funds in the same category. With respect to performance, the Fund’s Class A and Class I shares outperformed the MSCI Emerging Markets Index (Net) for the year to date and two year periods ended April 30, 2013 and underperformed for the one year and since inception periods. The Fund’s Class A and Class I shares outperformed the Lipper Emerging Markets Fund category for the two year period ended April 30, 2013, and underperformed for the one year, since inception and year to date periods. Although the Fund had underperformed the MSCI Emerging Markets Index (Net) and its Lipper peer group for certain measurement periods noted above, the Trustees concluded that the performance of the Fund was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

WHV International Equity Fund. With respect to advisory fees and expenses, the gross advisory fee, net advisory fee, gross total expense ratio and net total expense ratio for the Fund’s Class A and Class I shares were all higher than median of the gross advisory fee, net advisory fee, gross total expense ratio and net total expense ratio of funds with a similar share class in the Lipper International Large-Cap Growth Fund category. With respect to performance, the Fund’s Class A and Class I shares underperformed the MSCI EAFE Index (Net) and the Lipper International Large-Cap Growth Fund category for the one year, two year, since inception and year to date periods ended April 30, 2013. Although the Fund had underperformed the MSCI EAFE Index (Net) Index and its Lipper peer group for the measurement periods noted above, the Trustees concluded that the performance of the Fund was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser and Sub-Adviser.

The Board considered the level and depth of knowledge of WHV and Hirayama, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by WHV and Hirayama, the Board took into account its familiarity with WHV and Hirayama’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account WHV’s and Hirayama’s compliance policies and procedures and reports regarding WHV’s and Hirayama’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered

WHV FUNDS

Other Information (Concluded)

(Unaudited)

any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Funds by WHV and Hirayama and concluded that the nature, extent and quality of the services provided by WHV and Hirayama were appropriate and consistent with the terms of the Agreements, that the quality of the services appeared to be consistent with industry norms and that the Funds are likely to benefit from the retention of those services. They also concluded that WHV and Hirayama have sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by WHV and Hirayama, the compensation and benefits received by WHV and Hirayama in providing services to the Funds and WHV’s and Hirayama’s profitability. The Trustees were provided with WHV’s most recent audited financial statements and Hirayama’s balance sheet. The Trustees noted that WHV’s and Hirayama’s levels of profitability are appropriate factors to consider, and the Trustees should be satisfied that WHV’s and Hirayama’s profits are sufficient to continue as a healthy concern generally and as investment advisers of the WHV Funds specifically. The Trustees noted that the sub-advisory fees under the Sub-advisory Agreement with respect to the International Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. The Trustees concluded that WHV’s and Hirayama’s fees derived from their relationship with the Trust, in light of the Funds’ expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Funds.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Funds for the benefit of fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama, each for an additional one year period, the Board considered all factors it deemed relevant and the information presented to the Board by WHV and Hirayama. In arriving at its decision, the Trustees did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreements would be in the best interest of the Funds and their shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement between the Trust and WHV and the Sub-advisory Agreement among WHV, Hirayama and the Trust.

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Investment Adviser

WHV Investment Management, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser (WHV International Equity Fund)

Hirayama Investments, LLC

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

WHV FUNDS

of

FundVantage Trust

WHV International Equity Fund

Class A Shares

Class I Shares

WHV Emerging Markets Equity Fund

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV Funds.

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Investment Adviser’s Report

October 31, 2013

(Unaudited)

Dear WHV Funds Shareholder,

In this 2013 Semi-Annual letter, we are very excited to announce the addition of another member of the WHV family of mutual funds. In October 2013, we were pleased to launch the WHV/Seizert Small Cap Value Equity Fund (Class I: WVSIX; Class C: WVSCX; Class A: WVSAX), which is managed through a sub-advisory agreement with Seizert Capital Partners (“Seizert”), an equity asset manager with decades of value investing experience and a broad base of institutional clients.

Market Overview

The U.S. equity markets have continued their strong performance during the second and third quarters of 2013. In September, the S&P 500 established a new bull market peak of 1725.52 at the close on September 18th, subsequently weakening somewhat toward the end of the quarter. The return for the quarter was still positive and the long anticipated seasonal correction of 5% - 10% did not take place. The stock market peak coincided with the Federal Reserve Bank’s September FOMC meeting at which it became increasingly clear that the much bantered about “QE3 Tapering” was an event to be deferred toward the end of 2013 or into 2014. In our last quarterly comments we highlighted some bright spots in regard to U.S. economic growth, such as strength in the automobile and aerospace sectors as well as the continuing rebound of the residential real estate market. More recent employment figures seemed to substantiate this observation, but the latest edition of the partisan budget/debt ceiling battle appears to have the potential to meaningfully reduce U.S. economic growth for the remainder of 2013. Always trying to accentuate the positive, we view the partial government shutdown as another brick in the proverbial wall of worry that the U.S. stock market can continue to climb. On a more positive note, President Obama decided to nominate Janet Yellen to be the successor of Fed President Ben Bernanke. She is the preferred consensus choice of the U.S. business elite, Wall Street and Washington insiders due to her belief in more aggressive financial regulations as well as transparency.

After the torrid rally of the Japanese stock market through mid-May 2013, it has moved in a sideways channel for all of the third quarter. The Japanese economy is growing stronger than most of us are accustomed to. Japan’s Cabinet Office revised the figure for Q2 GDP growth upward to an annualized 3.8% from an initial estimate of 2.6%. Helped by increased capital expenditures and subsequent to an annualized Q1 growth figure of 4.1%, it highlights that Japan’s economy is the fastest growing economy in the developed world, with growth rates rivaling those of many EM economies. It remains to be seen, however, how long this above trend line growth will persist. In order to reduce the high level of debt to GDP, the Japanese Cabinet has floated the plan to raise the consumption tax rate from 5% to 8% in April 2014 and to 10% in October 2015.i

The worst of the Euro-crisis appears to be behind us as the currency strengthened significantly versus the U.S. dollar and finished the quarter at €1.3527. Even the weakest economies appear to have ended their freefall, and unemployment in the worst affected Mediterranean countries has moderated. Even Greece achieved a primary balance of payments surplus. After the usual light news flow during the summer, political news occupied the headlines. Angela Merkel won the German parliamentary elections in a very convincing manner, just failing to achieve an absolute majority for her Christian Democratic party. This leads to expectations of continued stabilization for Europe. Not to be left behind, Italy entered the spotlight with the latest government crisis. Former Prime Minister Silvio Berlusconi was convicted of tax fraud in August and subsequently left the governing coalition. This led to a no-confidence vote

1

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

that did not succeed and an Italian Senate Committee voted to expel Mr. Berlusconi, which will lift his parliamentary immunity. It is possible that Italy may have entered the post-Berlusconi era.

The WHV/Seizert Small Cap Value Equity Fund was recently launched on September 30, 2013. The Fund is managed through a sub-advisory agreement with Seizert, an equity asset manager with decades of value investing experience and a broad base of institutional clients.

Market Outlook

In the last several months into October of 2013, stocks pushed higher overall. However, gains were pared at the end of September as a partial government shutdown and looming debt ceiling debate led to confusion in the markets. In addition, the Federal Reserve’s credibility was tarnished as investors tried to digest the Fed’s decision to keep their current bond buying program in place. While cheap access to capital remains a tailwind for corporations, the question still remains as to how and when the Fed will shutter the program. In spite of the challenges presented by Washington, we continue to focus on our process and work to filter out non-essential information.

We continue to believe U.S. equities are currently the best place for capital investment. There is still much discussion by investors that emerging markets are the growth story. Our analysis suggests that developed markets present the best prospects for near-term growth. The companies in this area provide a higher margin of safety by exhibiting better quality, greater transparency, and more consistency of growth.

September marked the five-year anniversary of the financial market collapse and we have come a long way since that time in 2008 (about 140% off March 2009 lows). With the S&P 500 and the Dow once again near all-time highs and interest rates staying low for the longest period in 50 years, investors have generally seen substantial benefits from the flow of cheap money. We believe that whether the Fed begins to reduce its asset-purchase program in the near-term or medium-term, interest rates will continue to rise back toward the average real return over inflation. This will most likely take some period of time to work out since the Fed does not appear to be in any rush to cut off the supply of cheap money.

In a market that is leaning toward the expensive side, it takes more effort to find stocks that represent good value. While the political environment will continue to drive uncertainty and confusion among investors, we will consistently apply our discipline. Through this process, we will use the existing market opportunity to identify mispriced securities with positive free cash flow, strong balance sheets, and stable earnings.

Performance Review

In the management of the WHV/Seizert Small Cap Value Equity Fund, Seizert employs a team approach and multi-step, “bottom-up” investment process focused on identifying companies believed to be significantly undervalued compared to their intrinsic value. The Fund seeks to achieve long-term capital appreciation by investing at least 80% of portfolio assets in companies with small market capitalization that are believed to be trading below their perceived value.

For the one month since inception period ending October 31, 2013, the WHV/Seizert Small Cap Value Equity Fund realized a 1.10% (I share) and 1.00% (A share without sales charge), total return. This compares to the 3.25% return for the Russell 2000 Value Index over the same period.

2

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2013

(Unaudited)

Relative performance of the Fund benefited from stock selection in the consumer discretionary, industrials, materials and healthcare sectors. Healthcare remains a fertile area for M&A activity as Private Equity firms and pharmaceutical companies hunt for commercially successful drugs and positive free cash flow.

Stock selection in the financials and energy sectors detracted from relative performance. A combination of allocation and selection decisions in the information technology sector was a further headwind. Within the energy sector, the companies focused on refining and distribution were under pressure as margins contracted in an unfavorable environment.

Expectations for the Russell 2000 Value Index remain high with the valuation at roughly 16 times next twelve months earnings estimates at the end of October. The Fund’s portfolio remains relatively more attractively priced at just over 13 times next twelve months earnings estimates. In addition, the Fund has a long-term debt to capitalization of 24% compared to the benchmark at about 33%. Return on Capital also remained strong at over 11% compared to roughly 6% for the Russell 2000 Value Index. We continue to be very excited about opportunities in the space, but are cautious on the overall market as valuations have become stretched.

We thank you for your investment in the Fund and look forward to communicating with you again in our next letter.

Sincerely,

WHV Investment Management & Seizert Capital Partners

i Wall Street Journal, September 9, 2013

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The quoted returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.46% for Class A Shares and 1.21% for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 30, 2013, and may differ from the actual expenses incurred by the Fund for the period covered by this report.

3

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2013

(Unaudited)

WHV Investment Management, Inc. (the “Adviser”), formerly Wentworth, Hauser and Violich, Inc., has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until September 30, 2016 unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period up to three years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

This letter is intended to assist shareholders in understanding how the Fund performed during the one month, since inception period, ended October 31, 2013 and reflects the views of the investment adviser, or sub-adviser, at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund is subject to investment risk.

Investments in small capitalization companies present a greater risk of loss than investments in large companies due to greater volatility and less liquidity.

4

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Fund Expense Disclosure

October 31, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from September 30, 2013 (commencement of operations) through October 31, 2013 , and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Fund Expense Disclosure (Concluded)

October 31, 2013

(Unaudited)

	WHV/Seizert Small Cap Value Equity Fund
	Beginning Account Value September 30, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,010.00	$1.28
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63
Class I Shares
Actual	$1,000.00	$1,011.00	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

*Expenses are equal to an annualized expense ratio for the period from September 30, 2013, commencement of operations, to October 31, 2013 of 1.50% and 1.25% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (31), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in each table is based on returns since inception for the Fund of 1.00% and 1.10% for Class A and Class I Shares, respectively. Hypothetical expenses are as if the Class A and Class I shares had been in existence from May 1, 2013, and are equal to Class A and I shares annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

6

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	13.2%	$66,578
Semiconductors & Semiconductor Equipment	9.7	49,105
Electronic Equipment, Instruments & Components	6.8	34,479
Real Estate Investment Trusts (REITs)	6.0	30,203
Energy Equipment & Services	5.5	27,931
Thrifts & Mortgage Finance	5.3	26,609
Biotechnology	4.6	23,379
IT Services	4.2	21,122
Insurance	4.1	20,534
Oil, Gas & Consumable Fuels	4.0	20,154
Computers & Peripherals	3.9	19,798
Machinery	3.6	18,397
Construction & Engineering	3.5	17,572
Health Care Providers & Services	3.1	15,709
Internet Software & Services	2.7	13,470
Auto Components	2.2	10,969
Metals & Mining	2.2	10,932
Aerospace & Defense	2.0	10,180
Capital Markets	1.5	7,770
Commercial Services & Supplies	1.5	7,691
Diversified Consumer Services	1.5	7,798
Paper & Forest Products	1.5	7,624
Leisure Equipment & Products	1.4	6,976
Hotels, Restaurants & Leisure	1.3	6,540
Other Assets in Excess of Liabilities	4.7	23,760

NET ASSETS	100.0%	$505,280

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.3%
Aerospace & Defense — 2.0%
Elbit Systems Ltd.	190	$10,180

Auto Components — 2.2%
Superior Industries International, Inc.	585	10,969

Biotechnology — 4.6%
Emergent Biosolutions, Inc.*	555	10,839
PDL BioPharma, Inc.	620	5,016
United Therapeutics Corp.*	85	7,524

		23,379

Capital Markets — 1.5%
Investment Technology Group, Inc.*	485	7,770

Commercial Banks — 13.2%
Centerstate Banks, Inc.	500	4,930
Farmers Capital Bank Corp.*	285	5,854
First Citizens BancShares, Inc., Class A	24	5,082
Home Federal Bancorp, Inc.	590	9,198
International Bancshares Corp.	305	6,969
National Bank Holdings Corp., Class A	355	7,455
OFG Bancorp	440	6,516
Popular, Inc.*	400	10,100
Republic Bancorp, Inc., Class A	455	10,474

		66,578

Commercial Services & Supplies — 1.5%
Consolidated Graphics, Inc.*	120	7,691

Computers & Peripherals — 3.9%
QLogic Corp.*	770	9,510

	Number of Shares	Value
COMMON STOCKS — (Continued)
Computers & Peripherals — (Continued)
Xyratex Ltd. (Bermuda)	1,035	$10,288

		19,798

Construction & Engineering — 3.5%
Foster Wheeler AG (Switzerland)*	410	11,066
URS Corp.	120	6,506

		17,572

Diversified Consumer Services — 1.5%
Outerwall, Inc.*	120	7,798

Electronic Equipment, Instruments & Components — 6.8%
AVX Corp.	585	7,751
Nam Tai Electronics, Inc. (China)	1,300	9,087
Sanmina Corp.*	470	6,843
Vishay Intertechnology, Inc.*	880	10,798

		34,479

Energy Equipment & Services — 5.5%
Helix Energy Solutions Group, Inc.*	300	7,098
Hercules Offshore, Inc.*	1,395	9,486
McDermott International, Inc. (Panama)*	1,605	11,347

		27,931

Health Care Providers & Services — 3.1%
Magellan Health Services, Inc.*	125	7,338
Triple-S Management Corp., Class B*	470	8,371

		15,709

The accompanying notes are an integral part of the financial statements.

8

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Concluded)

October 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Hotels, Restaurants & Leisure — 1.3%
Biglari Holdings, Inc.*	15	$6,540

Insurance — 4.1%
American Equity Investment
Life Holding Co.	350	7,294
FBL Financial Group, Inc., Class A	165	7,382
Maiden Holdings Ltd.	535	5,858

		20,534

Internet Software & Services — 2.7%
j2 Global, Inc.	245	13,470

IT Services — 4.2%
CSG Systems International, Inc.	355	9,890
Sykes Enterprises, Inc.*	600	11,232

		21,122

Leisure Equipment & Products — 1.4%
LeapFrog Enterprises, Inc.*	815	6,976

Machinery — 3.6%
Freightcar America, Inc.	465	10,342
Kadant, Inc.	225	8,055

		18,397

Metals & Mining — 2.2%
Nevsun Resources Ltd. (Canada)	2,995	10,932

Oil, Gas & Consumable Fuels — 4.0%
Delek US Holdings, Inc.	475	12,136
Stone Energy Corp.*	230	8,018

		20,154

Paper & Forest Products — 1.5%
Domtar Corp.	90	7,624

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate Investment Trusts (REITs) — 6.0%
Anworth Mortgage Asset Corp.	1,410	$6,923
CYS Investments, Inc.	500	4,245
NorthStar Realty Finance Corp.	1,120	10,450
Redwood Trust, Inc.	490	8,585

		30,203

Semiconductors & Semiconductor Equipment — 9.7%
ChipMOS Technologies
Bermuda Ltd. (Bermuda)	820	13,095
Kulicke & Soffa Industries, Inc.*	1,105	14,254
Magnachip Semiconductor Corp.*	600	11,214
Photronics, Inc.*	1,255	10,542

		49,105

Thrifts & Mortgage Finance — 5.3%
Astoria Financial Corp.	690	9,115
Charter Financial Corp.	475	5,149
Northfield Bancorp, Inc.	570	7,370
Westfield Financial, Inc.	690	4,975

		26,609

TOTAL COMMON STOCKS (Cost $477,197)		481,520

TOTAL INVESTMENTS - 95.3% (Cost $477,197)		481,520
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		23,760

NET ASSETS - 100.0%		$505,280

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

9

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments, at value (Cost $477,197)	$481,520
Cash	20,014
Receivable for investments sold	6,716
Dividends and interest receivable	106
Receivable from Investment Adviser	20,141

Total assets	528,497

Liabilities
Payable for investments purchased	2,544
Payable for legal fees	11,044
Payable for transfer agent fees	3,522
Payable for audit fees	2,477
Payable for printing fees	1,238
Payable for administration and accounting fees	826
Payable for custodian fees	578
Accrued expenses	988

Total liabilities	23,217

Net Assets	$505,280

Net Assets Consist of:
Capital stock, $0.01 par value	$500
Paid-in capital	499,500
Accumulated net investment loss	(61)
Accumulated net realized gain from investments	1,018
Net unrealized appreciation on investments	4,323

Net Assets	$505,280

Class A:

Net asset value, redemption price per share ($50,518 / 5,000)	$10.10

Maximum offering price per share (100/94.25 of $10.10)	$10.72

Class I:
Net asset value, offering and redemption price per share ($454,762 / 45,000)	$10.11

The accompanying notes are an integral part of the financial statements.

10

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statement of Operations

For the Period Ended October 31, 2013*

(Unaudited)

Investment Income
Dividends	$470

Total investment income	470

Expenses
Advisory fees (Note 2)	417
Legal fees	11,044
Transfer agent fees (Note 2)	6,547
Administration and accounting fees (Note 2)	6,470
Audit fees	2,477
Custodian fees (Note 2)	1,585
Printing and shareholder reporting fees	1,238
Registration and filing fees	482
Distribution fees (Class A) (Note 2)	10
Other expenses	496

Total expenses before waivers and reimbursements	30,766

Less: waivers and reimbursements (Note 2)	(30,235)

Net expenses after waivers and reimbursements	531

Net investment loss	(61)

Net realized and unrealized gain from investments:
Net realized gain from investments	1,018
Net change in unrealized appreciation on investments	4,323

Net realized and unrealized gain on investments	5,341

Net increase in net assets resulting from operations	$5,280

*	The Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of the financial statements.

11

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statement of Changes in Net Assets

For the Period Ended October 31, 2013 (Unaudited)*
Increase/(decrease) in net assets from operations:
Net investment loss	$(61)
Net realized gain from investments	1,018
Net change in unrealized appreciation from investments	4,323

Net increase in net assets resulting from operations	5,280

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	500,000

Total increase in net assets	505,280

Net assets
Beginning of period	—

End of period	$505,280

Accumulated net investment loss, end of period	$(61)

*	The Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of the financial statements.

12

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Period Ended October 31, 2013 (Unaudited)*
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment loss(1)	—	(2)
Net realized and unrealized gain on investments	0.10

Net increase in net assets resulting from operations	0.10

Net asset value, end of period	$10.10

Total investment return(3)	1.00	%(4)
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$51
Ratio of expenses to average net assets	1.50	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	74.07	%(5)
Ratio of net investment income/(loss) to average net assets	(0.37	)%(5)
Portfolio turnover rate	8.68	%(4)

*	The Fund commenced operations on September 30, 2013.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.01) per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

13

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Period Ended October 31, 2013 (Unaudited)*
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment loss(1)	—	(2)
Net realized and unrealized gain on investments	0.11

Net increase in net assets resulting from operations	0.11

Net asset value, end of period	$10.11

Total investment return(3)	1.10	%(4)
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$455
Ratio of expenses to average net assets	1.25	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	73.82	%(5)
Ratio of net investment income to average net assets	(0.12	)%(5)
Portfolio turnover rate	8.68	%(4)

*	The Fund commenced operations on September 30, 2013.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.01) per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

14

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements

October 31, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV/Seizert Small Cap Value Equity Fund (the ’Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of the Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer. As of October 31, 2013, Class C shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV”

15

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/13	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$481,520	$481,520	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

16

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and

17

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until September 30, 2016, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

As of October 31, 2013, the amount of potential recovery was as follows:

Expiration
April 30, 2017
$20,559

For the period ended October 31, 2013, investment advisory fees accrued and waived by the Adviser was $417 and fees reimbursed by the Adviser were $20,142.

Seizert Capital Partners, LLC (“Seizert” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

18

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued administration and accounting fees totaling $6,470 and waived fees totaling $5,645.

For providing transfer agent services, BNY Mellon is entitled to receive certain minimum monthly fees. For the period ended October 31, 2013, BNY Mellon accrued transfer agent fees totaling $6,547 and waived fees totaling $3,024.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2013, the Custodian accrued custodian fees totaling $1,585 and waived fees totaling $1,007.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates their agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”), provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. There was no remuneration paid to the Trustees by the Fund during the period ended October 31, 2013. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

19

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

3. Investment in Securities

For the period ended October 31, 2013, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$517,987	$41,808

4. Capital Share Transactions

For the period ended October 31, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended October 31, 2013 (Unaudited)*
	Shares	Amount
Class A Shares
Sales	5,000	$50,000

Class I Shares
Sales	45,000	$450,000

Total net increase	50,000	$500,000

*	The Fund commenced operations on September 30, 2013.
*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital. For the period ending October 31, 2013, there were no redemption fees charged.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

20

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2013

(Unaudited)

As of October 31, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$477,197

Gross unrealized appreciation	$20,302
Gross unrealized depreciation	(15,979)

Net unrealized appreciation	$4,323

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 19-20, 2013, the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved (a) an advisory agreement (the “Agreement”) between the Trust, on behalf of the WHV/Seizert Small Cap Value Equity Fund (the “Fund”), and WHV Investment Management, Inc. (“WHV”); and (b) a sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) among WHV, Seizert Capital Partners, LLC (“Seizert” or “Sub-Adviser”) and the Trust, on behalf of the Fund. In determining whether to approve the Agreements, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser and Sub-Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the WHV’s or Seizert’s ability to service the Fund and (x) compliance with the federal securities laws and other regulatory requirements. WHV and Seizert also provided their most recent Form ADV and proxy voting policies and procedures for the Trustees’ review and consideration. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

22

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Continued)

(Unaudited)

Representatives from WHV and Seizert attended the meeting both in person and telephonically and discussed the firms’ histories, performance and investment strategies in connection with the proposed approval of the Agreements and answered questions from the Board.

The Trustees received performance information for Seizert’s small cap value equity separately managed account composite as compared to the proposed benchmark for the Fund, the Russell 2000 Value Index on a one year, three year and since inception basis.

WHV and Seizert provided information regarding the proposed advisory fees and an analysis of these fees in relation to the delivery of services to be provided to the Fund and any other ancillary benefit resulting from the Adviser’s and Sub-Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser and Sub-Adviser charge to certain other clients and evaluated explanations provided by the Adviser and Sub-Adviser as to differences in the fees proposed to be charged to the Fund and other similarly managed accounts. The Trustees also reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees received a peer comparison which showed the median advisory fees and total expenses, net and gross, for load, no-load and institutional share classes of funds in the Lipper Small-Cap Value Equity Fund category, excluding funds with a net reimbursement. The Trustees concluded that the advisory and sub-advisory fees and services to be provided by WHV and Seizert are sufficiently consistent with those of other advisers or sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of WHV and Seizert , including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by WHV, the Board took into account its familiarity with WHV’s senior management through Board meetings, discussions and reports during the preceding year, in connection with WHV’s role as investment adviser to certain other series of the Trust. The Board also took into account WHV and Seizert’s compliance policies and procedures and reports regarding WHV’s and Seizert’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services to be provided to the Fund by WHV and Seizert and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreements, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that WHV and Seizert have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs of the services to be provided by WHV and Seizert, the proposed compensation and expected benefits received by WHV and Seizert in providing services to the Fund, as well as WHV’s and Seizert’s anticipated profitability. The Trustees were provided with the most recent

23

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Concluded)

(Unaudited)

audited financial statements for both WHV and Seizert. The Trustees noted that WHV’s and Seizert’s respective levels of profitability are an appropriate factor to consider, and the Trustees should be satisfied that WHV’s and Seizert’s profits are sufficient to continue as a healthy concern generally and as investment advisers of the Fund specifically. The Trustees noted that the anticipated fees to be charged by WHV and Seizert were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the projected growth and size of the Fund, the quality of services proposed to be provided by WHV and Seizert, and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreements, the Board considered all factors it deemed relevant and the information presented to the Board by WHV and Seizert. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreements would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreements.

24

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 948-4685.

25

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Investment Adviser

WHV Investment Management, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser

Seizert Capital Partners, LLC

185 Oakland Avenue

Suite 100

Birmingham, MI 48009-3433

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

As Sub-Advised by

WHV/SEIZERT

SMALL CAP VALUE

EQUITY FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV/Seizert Small Cap Value Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV/ Seizert Small Cap Value Equity Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	1/6/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	1/6/2014

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date	1/6/2014

* Print the name and title of each signing officer under his or her signature.